UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-23333

Cliffwater Corporate Lending Fund

(Exact name of registrant as specified in charter)

c/o UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, WI 53212

Registrant’s telephone number, including area code: (414) 299-2000

Terrance P. Gallagher

235 West Galena Street

Milwaukee, WI 53212

(Name and address of agent for service)

Date of fiscal year end: March 31

Date of reporting period: September 30, 2022

Item 1. Report to Shareholders

CLIFFWATER CORPORATE LENDING FUND

Semi-Annual Report

For the Period Ended September 30, 2022

(Unaudited)

Cliffwater Corporate Lending Fund

Table of Contents
For the Period Ended September 30, 2022 (Unaudited)

Letter to Shareholders	2-3
Consolidated Schedule of Investments	4-65
Consolidated Statement of Assets and Liabilities	66
Consolidated Statement of Operations	67
Consolidated Statements of Changes in Net Assets	68
Consolidated Statement of Cash Flows	69-70
Consolidated Financial Highlights	71-72
Notes to Consolidated Financial Statements	73-113
Other Information	114
Privacy Notice	115-116

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund’s risks, objectives, fees and expenses, experience of its management and other information.

www.cliffwaterfunds.com

Cliffwater Corporate Lending Fund

Letter to Shareholders
September 30, 2022 (Unaudited)

To our shareholders:

The Cliffwater Corporate Lending Fund recently completed three full years of operation, and we want to thank you for the continued trust you have placed in us.

Performance has been consistently strong relative to our objective. The Cliffwater Corporate Lending Fund (the Fund) produced a net 8.03% annualized return from its June 5, 2019 inception, through September 30, 2022. This compares to a 2.36% annualized return for the Morningstar LSTA US Leveraged Loan Index. The Fund also reported relatively consistent monthly returns. Its annualized standard deviation measures 2.21% for the same period compared to 8.48% for the Morningstar LSTA US Leveraged Loan Index.

The Fund experienced strong net investor inflows over the six months ended September 30, 2022, with net-asset-value growing from $6.7 billion on March 31, 2022, to $9.3 billion on September 30, 2022. This asset growth has been supported by significant investment in personnel and technology to grow our platform and the onboarding of additional strategic lending partners to access high quality senior corporate loans. Factors materially affecting the Fund’s performance during the most recently completed quarter include an increasing current cash yield as a result of rising interest rates, and very low realized losses.

We remain confident in the Fund’s continued performance despite the uncertain economic environment brought by high inflation and the prospect of a slowing economy. The Fund’s 8.7% net current yield at September 30, 2022, up from 7.2% at March 31, 2022, remains attractive and should continue to rise as the Federal Reserve pushes short-term interest rates higher.

We again sincerely thank you for your support.

Regards,

Stephen L. Nesbitt
Chief Investment Officer
Cliffwater LLC

The performance data shown represents past performance which does not guarantee future results. It is net of all fees. Current performance may be lower or higher than the performance quoted. All performance shown assumes reinvestment of dividends.

Cliffwater Corporate Lending Fund

Letter to Shareholders
September 30, 2022 (Unaudited) (Continued)

Important Disclosures

The Fund’s investment program is speculative and entails substantial risks. There can be no assurance that the Fund’s investment objectives will be achieved or that its investment program will be successful. Investors should consider the Fund as a supplement to an overall investment program and should invest only if they are willing to undertake the risks involved. Investors could lose some or all of their investment.

Shares are an illiquid investment.

We do not intend to list the Fund’s shares (“Shares”) on any securities exchange and we do not expect a secondary market in the Shares to develop.

You should generally not expect to be able to sell your Shares (other than through the limited repurchase process), regardless of how we perform.

Although we are required to implement a Share repurchase program, only a limited number of Shares will be eligible for repurchase by us.

You should consider that you may not have access to the money you invest for an indefinite period of time.

An investment in the Shares is not suitable for you if you have a foreseeable need to access the money you invest.

Because you will be unable to sell your Shares or have them repurchased immediately, you will find it difficult to reduce your exposure on a timely basis during a market downturn.

The Fund is a non-diversified management investment company and may be more susceptible to any single economic or regulatory occurrence than a diversified investment company. Cybersecurity risks have significantly increased in recent years and the Fund could suffer such losses in the future. One of the fundamental risks associated with the Fund’s investments is the risk that an issuer will be unable to make principal and interest payments on its outstanding debt obligations when due. Other risk factors include interest rate risk (a rise in interest rates causes a decline in the value of debt securities) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments).

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments
As of September 30, 2022 (Unaudited)

Principal Amount		Value
	SENIOR SECURED LOANS — 101.6%
	COMMUNICATIONS — 3.1%
$2,932,500	1236904 B.C. Ltd. First Lien Term Loan, 8.613% (1-Month USD Libor+550 basis points), 3/4/2027[1,2,3,4]	$2,835,206
24,872,159	AG-Twin Brook Communication Services First Lien Term Loan, 8.192% (3-Month USD Sofr+575 basis points), 10/1/2024[2,3,4]	24,690,499
	Aspen Opco, LLC
2,651,515	Revolver, 0.500%, 12/1/2027[2,4,5]	2,617,889
21,988,636	First Lien Term Loan, 9.095% (3-Month USD Libor+550 basis points), 12/1/2027[2,3,4]	21,709,783
189,394	Revolver, 10.750% (Prime Rate+625 basis points), 12/1/2027[2,3,4]	186,992
5,000,000	BrightSign First Lien Term Loan, 9.174% (3-Month USD Libor+550 basis points), 10/14/2027[2,3,4]	4,853,457
	CM Acquisitions Holdings Inc.
299,651	Delayed Draw, 8.500% (3-Month EUR Libor+600 basis points), 5/6/2025[2,3,4]	293,604
815,108	Incremental Term Loan, 8.981% (3-Month EUR Libor+600 basis points), 5/6/2025[2,3,4]	798,659
2,614,068	First Lien Term Loan, 8.981% (3-Month EUR Libor+600 basis points), 5/6/2025[2,3,4]	2,561,315
GBP 1,772,638	CSL DualCom Ltd First Lien Term Loan, 7.077% (6-Month GBP Libor+550 basis points), 9/25/2027[2,3,4,6]	1,965,849
10,000,000	EP Purchaser, LLC Second Lien Term Loan, 10.174% (3-Month USD Libor+650 basis points), 11/4/2029[2,3,4]	9,814,225
	Fingerpaint Marketing, Inc.
1,680,108	Revolver, 0.500%, 12/30/2026[2,4,5]	1,637,803
9,167,014	Delayed Draw, 1.000%, 12/30/2026[2,4,5]	8,936,194
5,988,925	Delayed Draw, 9.924% (3-Month USD Libor+625 basis points), 12/30/2026[2,3,4]	5,838,127
8,098,837	First Lien Term Loan, 9.924% (3-Month USD Libor+625 basis points), 12/30/2026[2,3,4]	7,894,913
12,343,138	FuseFX, LLC First Lien Term Loan, 8.899% (1-Month USD Sofr+575 basis points), 10/1/2024[2,3,4]	12,252,987
15,000,000	HH Global Finance Limited First Lien Term Loan, 7.310% (3-Month USD Libor+600 basis points), 9/24/2028[2,3,4]	14,797,776
	HPS Telecommunications
9,800,000	First Lien Term Loan, 9.674% (3-Month USD Libor+600 basis points), 5/30/2025[2,3,4,7]	9,525,065
10,000,000	First Lien Term Loan, 9.434% (3-Month USD Libor+635 basis points), 7/23/2026[2,3,4]	9,933,929
	Iconic Purchaser Corporation
1,230,769	Revolver, 0.500%, 11/5/2027[2,4,5]	1,178,614
307,692	Revolver, 8.185% (3-Month USD Libor+550 basis points), 11/5/2027[2,3,4]	294,654
18,369,231	First Lien Term Loan, 8.493% (3-Month USD Libor+550 basis points), 11/5/2028[2,3,4]	17,517,348

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments
As of September 30, 2022 (Unaudited) (Continued)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	COMMUNICATIONS (Continued)
$14,207,143	KeyImpact Holdings, Inc. First Lien Term Loan, 7.482% (3-Month USD Libor+475 basis points), 6/21/2026[2,3,4]	$13,991,461
2,000,000	Lifesize Second Lien Term Loan, 9.000% (3-Month USD Libor+800 basis points), 3/2/2026[2,3,4]	1,946,369
	MBS Holdings, Inc.
1,271,186	Revolver, 0.500%, 4/6/2027[2,4,5]	1,248,711
13,591,526	First Lien Term Loan, 8.556% (3-Month USD Libor+575 basis points), 4/6/2027[2,3,4]	13,351,216
12,275,823	MBS Services Holdings, LLC First Lien Term Loan, 11.332% (3-Month USD Libor+700 basis points), 2/26/2026[2,3,4]	12,030,306
	Mc Group Ventures Corporation
4,519,231	Delayed Draw, 1.000%, 6/30/2027[2,4,5]	4,486,770
15,230,769	First Lien Term Loan, 8.377% (3-Month USD Libor+550 basis points), 6/30/2027[2,3,4]	15,121,371
5,057,933	Delayed Draw, 8.377% (3-Month USD Libor+550 basis points), 6/30/2027[2,3,4]	5,021,603
	OneCare Media, LLC
1,333,333	Revolver, 0.500%, 9/29/2026[2,4,5]	1,310,426
9,760,532	First Lien Term Loan, 9.615% (3-Month USD Libor+650 basis points), 9/29/2026[2,3,4]	9,592,838
AUD 2,800,000	Permaconn TopCo Pty, Ltd. First Lien Term Loan, 9.102% (3-Month AUD BBSY+650 basis points), 12/8/2027[2,3,4,6]	1,740,092
	Royal Buyer, LLC
191,667	Revolver, 0.500%, 8/31/2028[2,4,5]	187,833
500,000	Delayed Draw, 1.000%, 8/31/2028[2,4,5]	495,000
58,333	Revolver, 8.903% (3-Month USD Sofr+600 basis points), 8/31/2028[2,3,4]	57,167
2,500,000	First Lien Term Loan, 8.903% (3-Month USD Sofr+600 basis points), 8/31/2028[2,3,4]	2,450,000
12,000,000	TA TT Buyer First Lien Term Loan, 8.981% (3-Month USD Sofr+525 basis points), 4/1/2029[2,3]	11,560,020
	Trunk Acquisition, Inc.
1,193,049	Revolver, 0.500%, 2/19/2026[2,4,5]	1,185,166
2,500,000	Revolver, 0.500%, 2/19/2027[2,4,5]	2,483,482
7,495,876	Delayed Draw, 9.424% (3-Month USD Libor+575 basis points), 2/19/2027[2,3,4]	7,446,350
22,387,500	First Lien Term Loan, 9.642% (3-Month USD Libor+600 basis points), 2/19/2027[2,3,4]	22,239,584
		290,080,653
	CONSUMER DISCRETIONARY — 8.9%
	ADS Buyer, Inc.
11,643,594	First Lien Term Loan, 8.953% (3-Month USD Sofr+525 basis points), 12/31/2026[2,3,4]	11,525,037
6,524,647	First Lien Term Loan, 8.759% (3-Month USD Sofr+525 basis points), 12/30/2027[2,3,4]	6,458,212

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments
As of September 30, 2022 (Unaudited) (Continued)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	CONSUMER DISCRETIONARY (Continued)
	AG-Twin Brook Consumer Discretionary
$24,777,896	First Lien Term Loan, 11.160% (3-Month USD Sofr+675 basis points), 2/14/2024[2,3,4,7]	$24,212,220
9,900,043	First Lien Term Loan, 8.566% (3-Month USD Sofr+625 basis points), 4/20/2026[2,3,4]	9,834,632
19,839,884	First Lien Term Loan, 10.065% (3-Month USD Sofr+625 basis points), 4/22/2026[2,3,4]	19,708,801
14,925,000	First Lien Term Loan, 9.565% (3-Month USD Sofr+575 basis points), 11/30/2026[2,3,4,7]	14,826,389
24,875,000	First Lien Term Loan, 9.174% (1-Month USD Libor+575 basis points), 12/14/2027[2,3,4]	24,577,629
	Archimede
EUR 4,500,000	First Lien Term Loan, 5.475% (3-Month EUR Libor+600 basis points), 10/17/2027[2,3,4,6]	4,380,898
EUR 4,000,000	First Lien Term Loan, 5.475% (6-Month EUR Libor+525 basis points), 10/17/2027[2,3,4,6]	3,799,972
EUR 1,500,000	Delayed Draw, 5.475% (3-Month EUR Libor+525 basis points), 10/27/2027[2,3,4,6]	1,460,299
EUR 2,500,000	First Lien Term Loan, 5.475% (3-Month EUR Libor+525 basis points), 10/27/2027[2,3,4,6]	2,433,832
EUR 4,200,000	First Lien Term Loan, 5.475% (6-Month EUR Libor+525 basis points), 10/27/2027[2,3,4,6]	3,989,971
EUR 1,100,000	First Lien Term Loan, 5.475% (6-Month EUR Libor+525 basis points), 10/27/2027[2,3,4,6]	1,044,992
10,821,012	Astro Acquisition, LLC First Lien Term Loan, 8.480% (3-Month USD Sofr+550 basis points), 9/15/2028[2,3,4,7]	10,580,503
	Auveco Holdings, Inc.
986,842	Revolver, 0.500%, 5/5/2028[2,4,5]	966,927
1,973,684	Delayed Draw, 1.000%, 5/5/2028[2,4,5]	1,933,855
328,947	Revolver, 7.617% (3-Month USD Sofr+575 basis points), 5/5/2028[2,3,4]	322,309
9,187,500	First Lien Term Loan, 7.617% (3-Month USD Sofr+575 basis points), 5/5/2028[2,3,4]	9,002,093
	Bendon
1,800,000	Revolver, 0.750%, 12/11/2025[2,4,5]	1,727,682
12,345,302	First Lien Term Loan, 10.680% (3-Month USD Libor+700 basis points), 12/11/2025[2,3,4]	11,849,309
2,961,563	Chop’t Creative Salad Company LLC First Lien Term Loan, 10.365% (1-Month USD Libor+725 basis points), 1/22/2024[2,3,4]	2,956,705
	Club Car Wash
2,560,529	Delayed Draw, 1.000%, 6/16/2027[2,4,5]	2,483,714
2,439,471	Delayed Draw, 10.203% (3-Month USD Libor+650 basis points), 6/16/2027[2,3,4]	2,366,287
	COP Hometown Acquisitions, Inc.
2,012,694	Delayed Draw, 7.282% (3-Month USD Libor+450 basis points), 7/16/2027[2,3,4,7]	1,970,005
3,072,853	Delayed Draw, 8.243% (3-Month USD Libor+450 basis points), 7/16/2027[2,3,4,7]	3,007,679
4,776,535	Delayed Draw, 8.243% (3-Month USD Libor+450 basis points), 7/16/2027[2,3,4,7]	4,687,033

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments
As of September 30, 2022 (Unaudited) (Continued)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	CONSUMER DISCRETIONARY (Continued)
$3,153,717	First Lien Term Loan, 8.243% (3-Month USD Libor+450 basis points), 7/16/2027[2,3,4,7]	$3,086,828
	Covercraft Parent II
2,225,000	Delayed Draw, 1.000%, 8/20/2027[2,4,5]	2,177,809
2,775,000	Delayed Draw, 8.174% (3-Month USD Libor+450 basis points), 8/20/2027[2,3,4,7]	2,716,143
	Denali Midco 2 LLC
7,500,000	Delayed Draw, 1.000%, 12/22/2027[2,4,5]	7,246,342
7,500,000	First Lien Term Loan, 9.445% (1-Month USD Sofr+650 basis points), 12/22/2027[2,3,4]	7,246,342
	EAP Holdco, LLC
1,604,341	Revolver, 0.500%, 11/17/2027[2,4,5]	1,583,995
989,658	Delayed Draw, 1.000%, 11/17/2027[2,4,5]	977,107
19,315,460	First Lien Term Loan, 7.750% (3-Month USD Libor+550 basis points), 11/17/2027[2,3,4]	19,070,507
802,170	Revolver, 8.750% (3-Month USD Libor+550 basis points), 11/17/2027[2,3,4]	791,997
913,530	Delayed Draw, 9.142% (3-Month USD Libor+550 basis points), 11/17/2027[2,3,4]	901,945
15,366,568	Evergreen Acqco 1 LP First Lien Term Loan, 9.174% (3-Month USD Libor+550 basis points), 3/26/2028[2,3,4]	14,828,738
	Gateway US Holdings, Inc.
409,091	Revolver, 0.500%, 9/22/2024[2,4,5]	400,104
1,176,273	Delayed Draw, 1.000%, 9/22/2024[2,4,5]	1,150,432
360,303	Delayed Draw, 8.315% (3-Month USD Sofr+565 basis points), 9/22/2024[2,3,4]	352,388
500,000	Revolver, 8.328% (3-Month USD Sofr+575 basis points), 9/22/2024[2,3,4]	489,016
22,613,636	First Lien Term Loan, 8.328% (3-Month USD Sofr+575 basis points), 9/22/2024[2,3,4]	22,116,854
1,226,211	Delayed Draw, 8.328% (3-Month USD Sofr+565 basis points), 9/22/2024[2,3,4]	1,199,273
342,424	Delayed Draw, 8.695% (3-Month USD Sofr+565 basis points), 9/22/2024[2,3,4]	334,902
126,970	Delayed Draw, 8.815% (3-Month USD Sofr+565 basis points), 9/22/2024[2,3,4]	124,180
372,727	Delayed Draw, 8.871% (3-Month USD Sofr+565 basis points), 9/22/2024[2,3,4]	364,539
695,455	Delayed Draw, 8.909% (3-Month USD Sofr+565 basis points), 9/22/2024[2,3,4]	680,177
250,121	Delayed Draw, 9.217% (3-Month USD Sofr+565 basis points), 9/22/2024[2,3,4]	244,626
1,810,606	Delayed Draw, 9.303% (3-Month USD Sofr+565 basis points), 9/22/2024[2,3,4]	1,770,830
30,000,000	GSM Acquisition Corp. First Lien Term Loan, 7.280% (3-Month USD Sofr+500 basis points), 11/16/2026[2,3,4]	29,801,788
	GSV Holding, LLC
7,413,421	Delayed Draw, 9.174% (3-Month USD Libor+475 basis points), 4/3/2028[2,3,4,7]	7,203,071
24,000,000	Delayed Draw, 1.000%, 4/15/2029[2,4,5]	23,319,018
26,000,000	Delayed Draw, 7.488% (3-Month USD Libor+475 basis points), 4/15/2029[2,3,4]	25,262,270
17,000,000	Harbor Purchaser, Inc. First Lien Term Loan, 11.534% (1-Month USD Sofr+850 basis points), 4/7/2030[2,3,4,7]	16,542,633

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments
As of September 30, 2022 (Unaudited) (Continued)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	CONSUMER DISCRETIONARY (Continued)
	HPS Consumer Discretionary
$4,556,660	First Lien Term Loan, 10.174% (3-Month USD Libor+650 basis points), 10/31/2024[2,3,4,7]	$4,434,128
5,036,176	First Lien Term Loan, 8.524% (3-Month USD Libor+600 basis points), 6/27/2025[2,3,4,7]	4,885,308
15,585,499	First Lien Term Loan, 9.556% (3-Month USD Libor+675 basis points), 7/26/2026[2,3,4]	15,505,748
	HS Spa Holdings, Inc.
311,429	Revolver, 0.500%, 6/2/2028[2,4,5]	303,264
2,180,000	First Lien Term Loan, 7.512% (3-Month USD Sofr+575 basis points), 6/2/2029[2,3,4]	2,122,848
7,168,952	Hudson’s Bay Company First Lien Term Loan, 10.415% (3-Month USD Libor+733 basis points), 9/30/2026[2,3,4,7]	6,959,375
14,571,967	HY Cite Enterprises LLC First Lien Term Loan, 10.930% (3-Month USD Libor+800 basis points), 11/1/2026[2,3,4]	14,117,637
15,235,744	Ingenio, LLC First Lien Term Loan, 10.128% (3-Month USD Sofr+700 basis points), 8/3/2026[2,3,4,7]	14,989,214
	Innovetive Petcare, LLC
4,220,317	Delayed Draw, 1.000%, 12/2/2026[2,4,5]	4,169,230
9,769,683	Delayed Draw, 7.818% (1-Month USD Libor+500 basis points), 12/2/2026[2,3,4,7]	9,651,421
	KBP Brands, LLC
17,810,349	Delayed Draw, 1.000%, 5/26/2027[2,4,5]	17,183,824
2,189,651	Delayed Draw, 7.460% (3-Month USD Libor+525 basis points), 5/26/2027[2,3,4]	2,112,624
	KBP Investments LLC
3,444,691	Delayed Draw, 1.000%, 5/26/2027[2,4,5]	3,350,440
23,992,297	Delayed Draw, 8.620% (3-Month USD Libor+550 basis points), 5/26/2027[2,3,4]	23,335,839
14,962,302	Leonard Group, Inc. First Lien Term Loan, 9.815% (3-Month USD Sofr+600 basis points), 2/26/2026[2,3,4]	14,847,352
	Margaritaville Enterprises LLC
312,500	Revolver, 0.500%, 6/17/2027[2,4,5]	306,870
5,108,297	Delayed Draw, 1.000%, 6/17/2027[2,4,5]	5,054,467
10,700,604	First Lien Term Loan, 8.310% (3-Month USD Sofr+475 basis points), 6/17/2027[2,3,4]	10,507,836
	NL1 Acquire Corp.
CAD 563,195	Revolver, 0.500%, 5/26/2026[2,4,5,6]	405,005
CAD 766,805	Revolver, 8.183% (3-Month CAD Libor+550 basis points), 5/26/2026[2,3,4,6]	551,425
CAD 1,930,959	Delayed Draw, 1.000%, 5/26/2028[2,4,5,6]	1,388,592
1,182,780	Delayed Draw, 1.000%, 5/26/2028[2,4,5]	1,114,920
236,239	Delayed Draw, 9.174% (3-Month USD Libor+550 basis points), 5/26/2028[2,3,4]	222,685
2,089,500	First Lien Term Loan, 9.174% (3-Month USD Libor+550 basis points), 5/26/2028[2,3,4]	1,969,618
CAD 1,944,115	Delayed Draw, 9.673% (3-Month CAD Libor+550 basis points), 5/26/2028[2,3,4,6]	1,398,053

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments
As of September 30, 2022 (Unaudited) (Continued)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	CONSUMER DISCRETIONARY (Continued)
CAD 9,657,750	First Lien Term Loan, 9.673% (3-Month CAD Libor+550 basis points), 5/26/2028[2,3,4,6]	$6,945,085
$29,656,571	Owl Rock Consumer Discretionary First Lien Term Loan, 9.174% (3-Month USD Libor+550 basis points), 3/26/2026[2,3,4]	29,132,219
6,176,471	Penney Borrower LLC First Lien Term Loan, 9.707% (1-Month USD Libor+714 basis points), 12/16/2026[2,3,4,7]	6,046,170
	Quality Automotive Services, LLC
1,477,132	Revolver, 0.500%, 7/16/2027[2,4,5,7]	1,445,803
3,186,913	Delayed Draw, 8.483% (3-Month USD Libor+600 basis points), 7/16/2027[2,3,4,7]	3,119,320
4,880,400	First Lien Term Loan, 9.082% (3-Month USD Libor+600 basis points), 7/16/2027[2,3,4,7]	4,776,889
	Race Winning Brands, Inc.
2,139,107	Revolver, 0.500%, 11/16/2027[2,4,5]	2,095,939
985,893	Revolver, 8.365% (3-Month USD Libor+525 basis points), 11/16/2027[2,3,4]	965,997
21,765,625	First Lien Term Loan, 8.365% (3-Month USD Libor+525 basis points), 11/16/2027[2,3,4]	21,326,387
4,554,494	First Lien Term Loan, 8.365% (3-Month USD Libor+525 basis points), 11/16/2027[2,3,4]	4,462,583
14,131,977	First Lien Term Loan, 8.365% (3-Month USD Libor+525 basis points), 11/16/2027[2,3,4]	13,759,762
1,949,875	RCS Consumer Discretionary First Lien Term Loan, 8.168% (3-Month USD Libor+500 basis points), 6/6/2025[2,3,4,7]	1,905,652
	RefrigiWear, LLC
1,517,773	First Lien Term Loan, 7.475% (3-Month USD Sofr+475 basis points), 11/2/2027[2,3,4]	1,490,937
2,254,976	Revolver, 0.500%, 6/4/2029[2,4,5]	2,215,107
346,919	Revolver, 7.475% (3-Month USD Sofr+475 basis points), 6/4/2029[2,3,4]	340,786
15,580,368	First Lien Term Loan, 7.475% (3-Month USD Sofr+475 basis points), 6/4/2029[2,3,4]	15,304,895
	Regent Holding Company, LLC
11,723,684	First Lien Term Loan, 10.820% (1-Month USD Libor+775 basis points), 2/25/2026[1,2,3,4,8,9]	11,604,312
2,819,549	Revolver, 10.820% (1-Month USD Libor+775 basis points), 2/25/2026[2,3,4]	2,790,840
1,120,771	First Lien Term Loan, 10.820% (1-Month USD Libor+775 basis points), 2/26/2026[2,3,4]	1,109,359
	Spanx, LLC
8,709,567	Revolver, 0.500%, 11/18/2028[2,4,5]	8,453,751
3,387,054	Revolver, 8.033% (3-Month USD Libor+525 basis points), 11/18/2028[2,3,4]	3,287,570
72,390,763	First Lien Term Loan, 8.302% (3-Month USD Libor+550 basis points), 11/18/2028[2,3,4]	70,264,513
	Spotless Brands, LLC
69,000	Revolver, 0.500%, 6/21/2028[2,4,5]	67,620
1,976,809	Delayed Draw, 1.000%, 6/21/2028[2,4,5]	1,957,041

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments
As of September 30, 2022 (Unaudited) (Continued)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	CONSUMER DISCRETIONARY (Continued)
$7,169,566	First Lien Term Loan, 9.191% (3-Month USD Sofr+665 basis points), 6/21/2028[2,3,4]	$7,026,174
181,000	Revolver, 9.348% (3-Month USD Sofr+660 basis points), 6/21/2028[2,3,4]	177,380
1,200,901	Delayed Draw, 9.647% (3-Month USD Sofr+660 basis points), 6/21/2028[2,3,4]	1,188,892
	Stanton Carpet Corp.
1,189,468	Revolver, 0.500%, 10/1/2026[2,4,5]	1,148,809
304,481	First Lien Term Loan, 7.782% (3-Month USD Sofr+500 basis points), 10/1/2027[2,3,4]	294,073
9,257,054	First Lien Term Loan, 8.674% (3-Month USD Libor+500 basis points), 10/1/2027[2,3,4]	8,940,624
	Summit Buyer, L.L.C.
1,382,979	Revolver, 0.500%, 1/14/2026[2,4,5]	1,368,030
3,430,213	Delayed Draw, 1.000%, 1/14/2026[2,4,5]	3,393,134
3,270,591	Delayed Draw, 1.000%, 1/14/2026[2,4,5]	3,235,238
9,925,000	First Lien Term Loan, 8.127% (3-Month USD Libor+525 basis points), 1/14/2026[2,3,4]	9,817,717
15,107,274	Delayed Draw, 8.217% (3-Month USD Libor+525 basis points), 1/14/2026[2,3,4]	14,943,974
4,962,154	First Lien Term Loan, 8.217% (3-Month USD Libor+525 basis points), 1/14/2026[2,3,4]	4,908,516
	Truck-Lite Co., LLC
219,503	First Lien Term Loan, 9.803% (3-Month USD Sofr+625 basis points), 12/13/2026[2,3,4]	217,488
9,948,980	First Lien Term Loan, 9.892% (3-Month USD Sofr+625 basis points), 12/13/2026[2,3,4]	9,857,624
8,000,000	Woof Holdings, Inc. Second Lien Term Loan, 10.815% (1-Month USD Libor+725 basis points), 12/21/2028[1,2,3,4]	7,376,780
7,500,000	Zips Car Wash, LLC First Lien Term Loan, 8.250% (3-Month USD Sofr+725 basis points), 3/1/2024[2,3,4]	7,350,000
		831,091,552
	CONSUMER STAPLES — 1.2%
	BCPE North Star US Holdings Co.
2,210,526	Delayed Draw, 1.000%, 6/10/2028[2,4,5]	2,097,845
11,701,052	First Lien Term Loan, 7.674% (1-Month USD Libor+400 basis points), 6/10/2028[2,3,4]	11,104,595
3,533,308	C.P. Converters, Inc. First Lien Term Loan, 8.777% (3-Month USD Libor+650 basis points), 6/18/2023[2,3,4]	3,509,963
8,487,400	HPS Consumer Staples First Lien Term Loan, 8.250% (3-Month USD Libor+600 basis points), 9/1/2026[2,3,4,7]	8,431,323
	JTM Foods, LLC
386,122	Delayed Draw, 0.500%, 5/14/2027[2,4,5]	377,365
559,597	Revolver, 0.500%, 5/14/2027[2,4,5]	546,906
559,597	Revolver, 0.500%, 5/14/2027[2,4,5]	553,725
559,597	Revolver, 7.672% (3-Month USD Libor+475 basis points), 5/14/2027[2,3,4]	546,905

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments
As of September 30, 2022 (Unaudited) (Continued)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	CONSUMER STAPLES (Continued)
$7,645,216	First Lien Term Loan, 7.672% (3-Month USD Libor+475 basis points), 5/14/2027[2,3,4]	$7,471,823
772,244	Delayed Draw, 8.379% (3-Month USD Libor+475 basis points), 5/14/2027[2,3,4]	754,730
1,354,225	First Lien Term Loan, 8.891% (3-Month USD Libor+525 basis points), 5/14/2027[2,3,4]	1,340,014
24,853,566	Maxor National Pharmacy Services, LLC First Lien Term Loan, 9.174% (3-Month USD Libor+550 basis points), 12/6/2027[2,3,4]	24,433,878
	Purfoods, LLC
4,421,250	First Lien Term Loan, 9.155% (3-Month USD Libor+625 basis points), 8/12/2026[2,3,4]	4,376,232
2,984,531	Delayed Draw, 9.171% (3-Month USD Libor+625 basis points), 8/12/2026[2,3,4]	2,954,142
	RB Holdings Interco, LLC
461,693	Revolver, 0.500%, 5/4/2028[2,4,5]	450,096
2,770,160	Delayed Draw, 1.000%, 5/4/2028[2,4,5,7]	2,728,131
923,387	Revolver, 7.448% (3-Month USD Sofr+500 basis points), 5/4/2028[2,3,4,7]	900,191
9,233,867	First Lien Term Loan, 7.715% (3-Month USD Sofr+500 basis points), 5/4/2028[2,3,4,7]	9,001,913
5,039,340	Specialty Ingredients, LLC First Lien Term Loan, 8.793% (3-Month USD Sofr+600 basis points), 2/10/2029[2,3,4]	4,938,553
	SWK Buyer, Inc.
70,175	Revolver, 0.500%, 3/11/2029[2,4,5]	67,356
3,070,176	Delayed Draw, 1.000%, 3/11/2029[2,4,5]	2,946,826
13,201,754	First Lien Term Loan, 8.832% (3-Month USD Sofr+535 basis points), 3/11/2029[2,3,4]	12,671,352
1,157,895	Revolver, 9.750% (Prime Rate+425 basis points), 3/11/2029[2,3,4]	1,111,374
5,000,000	Woodland Foods, Inc. First Lien Term Loan, 8.582% (1-Month USD Libor+550 basis points), 12/1/2027[2,3,4]	4,902,789
		108,218,027
	ENERGY — 0.7%
	Drilling Info Holdings, Inc.
13,928,753	First Lien Term Loan, 7.615% (1-Month USD Libor+450 basis points), 7/30/2025[2,3,4,7]	13,481,603
4,783,546	Second Lien Term Loan, 11.366% (1-Month USD Libor+825 basis points), 7/30/2026[2,3,4]	4,686,073
12,660,120	Floating Infrastructure Holdings Finance LLC First Lien Term Loan, 8.250% (3-Month USD Sofr+575 basis points), 8/15/2027[2,3,4]	12,406,918
6,647,949	Goodnight Water Solutions, LLC First Lien Term Loan, 10.957% (3-Month USD Sofr+750 basis points), 6/3/2027[2,3,4]	6,505,877
	Integrated Power Services
2,730,836	Revolver, 0.500%, 11/22/2027[2,4,5,7]	2,672,915
5,624,447	First Lien Term Loan, 7.615% (3-Month USD Sofr+450 basis points), 11/22/2028[2,3,4,7]	5,505,155

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments
As of September 30, 2022 (Unaudited) (Continued)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	ENERGY (Continued)
$5,721,250	Kene Acquisition, Inc. First Lien Term Loan, 7.924% (3-Month USD Libor+425 basis points), 8/10/2026[2,3,4,7]	$5,594,088
	Service Compression, LLC
3,953,333	Delayed Draw, 0.500%, 5/6/2027[2,4,5]	3,796,525
197,667	Delayed Draw, 13.803% PIK (3-Month USD Sofr+800 basis points), 5/6/2027[2,3,4,7,10]	189,826
12,888,261	First Lien Term Loan, 13.803% PIK (3-Month USD Sofr+800 basis points), 5/6/2027[2,3,4,7,10]	12,377,050
		67,216,030
	FINANCIALS — 15.0%
	1364720 B.C. LTD
CAD 2,000,000	Revolver, 0.500%, 9/9/2028[2,4,5,6]	1,413,740
CAD 5,000,000	Delayed Draw, 1.000%, 9/9/2028[2,4,5,6]	3,570,416
CAD 11,500,000	First Lien Term Loan, 8.480% (3-Month CAD Sofr+450 basis points), 9/9/2028[2,3,4,6]	8,129,008
	Alera Group Holdings, Inc.
6,145,980	Delayed Draw, 1.000%, 9/30/2028[2,4,5]	5,997,928
2,522,730	Delayed Draw, 1.000%, 9/30/2028[2,4,5]	2,472,276
5,000,000	Delayed Draw, 1.000%, 9/30/2028[2,4,5]	4,873,877
18,836,429	Delayed Draw, 9.053% (3-Month USD Libor+600 basis points), 9/30/2028[2,3,4]	18,382,675
25,000,000	First Lien Term Loan, 9.053% (3-Month USD Sofr+600 basis points), 9/30/2028[2,3,4]	24,397,772
3,761,365	First Lien Term Loan, 9.634% (3-Month USD Sofr+650 basis points), 9/30/2028[2,3,4]	3,673,077
	Amba Buyer, Inc.
14,257,915	Delayed Draw, 1.000%, 7/30/2027[2,4,5]	13,791,994
12,413,297	First Lien Term Loan, 8.803% (3-Month USD Sofr+575 basis points), 7/30/2027[2,3,4]	12,007,655
	Amerilife Holdings LLC
2,454,545	Revolver, 0.500%, 8/31/2028[2,4,5]	2,396,791
4,909,091	Delayed Draw, 1.000%, 8/31/2029[2,4,5]	4,842,497
19,636,364	First Lien Term Loan, 8.750% (3-Month USD Sofr+575 basis points), 8/31/2029[2,3,4]	19,174,331
GBP 10,791,367	Apus Bidco Limited First Lien Term Loan, 7.220% (3-Month GBP Libor+550 basis points), 2/9/2028[2,3,4,6]	11,553,167
	AQ Sage Buyer, LLC
6,653,221	Delayed Draw, 1.000%, 1/25/2027[2,4,5]	6,385,917
17,868,014	Delayed Draw, 1.000%, 1/25/2027[2,4,5]	17,150,137
4,615,385	Delayed Draw, 7.505% (3-Month USD Libor+550 basis points), 1/25/2027[2,3,4]	4,429,954
13,678,274	First Lien Term Loan, 7.505% (3-Month USD Libor+550 basis points), 1/25/2027[2,3,4]	13,128,727
	AQ Sunshine, Inc.
1,200,000	Revolver, 0.500%, 4/15/2024[2,4,5]	1,157,787
883,333	Revolver, 10.420% (2-Month USD Libor+625 basis points), 4/15/2024[2,3,4]	852,260
1,791,667	Delayed Draw, 1.000%, 4/15/2025[2,4,5]	1,728,640
13,740,741	Delayed Draw, 1.000%, 4/15/2025[2,4,5,7]	13,257,375
21,069,271	Delayed Draw, 10.420% (2-Month USD Libor+625 basis points), 4/15/2025[2,3,4]	20,328,105

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments
As of September 30, 2022 (Unaudited) (Continued)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	FINANCIALS (Continued)
	AxiomSL Group, Inc.
$731,098	Revolver, 0.500%, 12/3/2025[2,4,5]	$712,690
713,267	Delayed Draw, 1.000%, 12/3/2027[2,4,5]	695,307
10,945,078	First Lien Term Loan, 9.115% (3-Month USD Libor+600 basis points), 12/3/2027[2,3,4]	10,669,488
EUR 130,000,000	Castor Finance Holdings Limited First Lien Term Loan, 6.685% (3-Month EUR Libor+500 basis points), 7/5/2030[2,3,4,6]	126,559,272
	CC SAG Acquisition Corp.
699,301	Revolver, 0.500%, 6/29/2027[2,4,5]	679,762
2,437,063	Delayed Draw, 1.000%, 6/29/2028[2,4,5]	2,368,971
2,797,089	Delayed Draw, 8.000% (3-Month USD Libor+575 basis points), 6/29/2028[2,3,4]	2,718,937
18,865,385	First Lien Term Loan, 8.000% (3-Month USD Libor+575 basis points), 6/29/2028[2,3,4]	18,338,279
	Cerity Partners, LLC
443,192	Revolver, 0.500%, 7/28/2029[2,4,5]	431,822
709,108	Delayed Draw, 1.000%, 7/28/2029[2,4,5]	697,965
5,539,906	First Lien Term Loan, 8.314% (3-Month USD Libor+575 basis points), 7/28/2029[2,3,4]	5,397,775
952,864	Delayed Draw, 8.784% (3-Month USD Libor+575 basis points), 7/28/2029[2,3,4]	937,891
	CFGI Holdings, LLC
1,751,825	Revolver, 0.500%, 11/2/2027[2,4,5]	1,681,442
2,189,781	Delayed Draw, 1.000%, 11/2/2027[2,4,5]	2,101,803
15,978,102	First Lien Term Loan, 8.115% (3-Month USD Libor+525 basis points), 11/2/2027[2,3,4]	15,336,155
	Cherry Bekaert Advisory LLC
1,898,734	Revolver, 0.500%, 6/30/2028[2,4,5]	1,860,452
4,746,835	Delayed Draw, 1.000%, 6/30/2028[2,4,5,7]	4,698,590
474,684	Revolver, 8.075% (3-Month USD Sofr+550 basis points), 6/30/2028[2,3,4,7]	465,113
11,629,747	First Lien Term Loan, 9.053% (3-Month USD Sofr+550 basis points), 6/30/2028[2,3,4,7]	11,395,267
	Credit Connection, LLC
4,962,500	First Lien Term Loan, 9.424% (3-Month USD Libor+575 basis points), 7/30/2026[2,3,4]	4,916,436
4,788,000	First Lien Term Loan, 9.424% (3-Month USD Libor+575 basis points), 7/30/2026[2,3,4]	4,743,556
600,000	Revolver, 0.500%, 7/29/2027[2,4,5]	594,431
9,095,495	Cresset Asset Management, LLC First Lien Term Loan, 10.064% PIK (3-Month USD Sofr+700 basis points), 4/20/2025[2,3,4,10]	8,911,945
EUR 627,356	Dreamstart BidCo First Lien Term Loan, 7.139% (6-Month EUR Libor+600 basis points), 3/30/2027[2,3,4,6]	610,751

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments
As of September 30, 2022 (Unaudited) (Continued)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	FINANCIALS (Continued)
	EdgeCo Buyer, Inc.
$10,000,000	Delayed Draw, 1.000%, 6/1/2026[2,4,5]	$9,728,356
2,493,750	First Lien Term Loan, 8.920% (3-Month USD Libor+475 basis points), 6/1/2026[2,3,4]	2,426,009
	Exegy, Inc.
1,951,784	First Lien Term Loan, 8.557% (3-Month USD Libor+600 basis points), 5/17/2026[2,3,4]	1,901,750
8,910,000	First Lien Term Loan, 8.727% (3-Month USD Libor+600 basis points), 5/17/2026[2,3,4]	8,681,595
	Galway Borrower, LLC
814,315	Revolver, 0.500%, 5/18/2023[2,4,5]	791,776
8,930	Delayed Draw, 1.000%, 5/18/2023[2,4,5]	8,683
2,434,016	Delayed Draw, 6.916% (3-Month USD Libor+525 basis points), 5/18/2023[2,3,4]	2,366,645
10,623,421	First Lien Term Loan, 8.924% (3-Month USD Libor+525 basis points), 5/18/2023[2,3,4]	10,329,375
692,815	Delayed Draw, 1.000%, 9/30/2023[2,4,5]	673,639
2,083,655	Delayed Draw, 8.924% (3-Month USD Libor+525 basis points), 9/30/2023[2,3,4]	2,025,982
609,018	Delayed Draw, 8.924% (3-Month USD Libor+525 basis points), 9/30/2023[2,3,4]	592,161
694,552	Revolver, 0.500%, 9/30/2027[2,4,5]	675,327
879,765	Revolver, 0.500%, 9/30/2027[2,4,5]	855,414
293,856	Revolver, 0.500%, 9/30/2027[2,4,5]	285,723
52,734	Delayed Draw, 1.000%, 9/30/2028[2,4,5]	51,274
9,063,899	First Lien Term Loan, 8.924% (3-Month USD Libor+525 basis points), 9/30/2028[2,3,4]	8,813,019
12,726,549	First Lien Term Loan, 8.924% (3-Month USD Libor+525 basis points), 9/30/2028[2,3,4]	12,374,291
564,364	Delayed Draw, 8.924% (3-Month USD Libor+525 basis points), 9/30/2028[2,3,4]	548,743
4,089,046	First Lien Term Loan, 8.924% (3-Month USD Libor+525 basis points), 9/30/2028[2,3,4]	3,975,865
EUR 8,500,000	Groupe Premium First Lien Term Loan, 5.250% (Base Rate+25 basis points), 6/8/2028[2,3,4,6]	8,275,029
	Helibron Midco B.V.
EUR 322,466	First Lien Term Loan, 5.685% (3-Month EUR Libor+500 basis points), 9/17/2026[2,3,4,6]	308,249
EUR 859,908	First Lien Term Loan, 5.685% (3-Month EUR Libor+500 basis points), 9/18/2026[2,3,4,6]	821,996
EUR 8,850,000	First Lien Term Loan, 5.685% (3-Month EUR Libor+500 basis points), 9/18/2026[2,3,4,6]	8,459,820
EUR 4,700,000	First Lien Term Loan, 5.685% (3-Month EUR Libor+500 basis points), 9/18/2026[2,3,4,6]	4,492,786
EUR 25,456,944	HG Genesis 9 Sumoco Limited First Lien Term Loan, 7.836% PIK (3-Month EUR Libor+700 basis points), 3/3/2027[2,3,4,6,10]	24,682,662
	Higginbotham Insurance Agency, Inc.
12,900,000	Delayed Draw, 1.000%, 11/25/2026[2,4,5]	12,751,057

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments
As of September 30, 2022 (Unaudited) (Continued)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	FINANCIALS (Continued)
$23,012,034	Delayed Draw, 1.000%, 11/25/2026[2,4,5]	$22,746,338
3,728,603	Delayed Draw, 7.166% (3-Month USD Libor+550 basis points), 11/25/2026[2,3,4]	3,685,553
18,204,258	First Lien Term Loan, 7.166% (3-Month USD Libor+550 basis points), 11/25/2026[2,3,4]	17,994,073
2,090,167	Delayed Draw, 7.774% (3-Month USD Libor+550 basis points), 11/25/2026[2,3,4]	2,066,034
	HPS Financials
4,100,048	First Lien Term Loan, 10.674% (3-Month USD Libor+850 basis points), 6/29/2023[2,3,4,7]	4,061,953
EUR 3,570,450	First Lien Term Loan, 5.750% (3-Month EUR Libor+550 basis points), 8/3/2025[2,3,4,6]	3,475,951
GBP 4,517,888	First Lien Term Loan, 6.690% (3-Month GBP Libor+550 basis points), 8/3/2025[2,3,4,6]	5,011,208
	HPS Specialty Loan Fund V Feeder LP
106,875,000	First Lien Term Loan, 6.070%, 5/14/2031[2,3,4,11]	106,875,000
80,625,000	First Lien Term Loan, 6.070%, 5/14/2031[2,4,5]	80,625,000
EUR 3,700,000	iM Global Partner First Lien Term Loan, 5.475% (3-Month EUR Libor+525 basis points), 4/7/2028[2,3,4,6]	3,543,900
	Integrity Marketing Acquisition, LLC
19,764,786	Delayed Draw, 1.000%, 8/27/2025[2,4,5]	19,563,902
21,394,702	Delayed Draw, 8.550% (3-Month USD Sofr+575 basis points), 8/27/2025[2,3,4,7]	21,177,251
	J S Held, LLC
9,193,508	Delayed Draw, 1.000%, 7/1/2025[2,4,5]	9,087,360
9,838,560	Delayed Draw, 7.750% (6-Month USD Libor+550 basis points), 7/1/2025[2,3,4,7]	9,724,965
1,412,485	Delayed Draw, 7.750% (6-Month USD Libor+550 basis points), 7/1/2025[2,3,4,7]	1,396,177
45,578,189	First Lien Term Loan, 7.750% (6-Month USD Libor+550 basis points), 7/1/2025[2,3,4,7]	45,051,946
8,811,675	First Lien Term Loan, 7.750% (6-Month USD Libor+550 basis points), 7/1/2025[2,3,4,7]	8,709,936
	Keystone Agency Investors
8,286,504	Delayed Draw, 1.000%, 5/3/2027[2,4,5]	8,109,414
8,997,947	Delayed Draw, 9.703% (3-Month USD Libor+600 basis points), 5/3/2027[2,3,4]	8,805,654
5,625,000	Delayed Draw, 9.703% (3-Month USD Libor+600 basis points), 5/3/2027[2,3,4]	5,504,789
1,667,255	Delayed Draw, 9.703% (3-Month USD Libor+600 basis points), 5/3/2027[2,3,4]	1,631,624
15,484,682	First Lien Term Loan, 9.703% (3-Month USD Sofr+600 basis points), 5/3/2027[2,3,4]	15,153,762
	KWOR Acquisition, Inc.
1,497,418	Revolver, 0.500%, 12/22/2027[2,4,5]	1,459,535
611,621	Revolver, 9.000% (3-Month USD Libor+525 basis points), 12/22/2027[2,3,4]	596,148
15,313,231	Delayed Draw, 1.000%, 12/22/2028[2,4,5]	15,078,935
14,496,525	First Lien Term Loan, 7.500% (3-Month USD Libor+525 basis points), 12/22/2028[2,3,4,12]	14,129,784
15,185,079	First Lien Term Loan, 8.056% (3-Month USD Libor+525 basis points), 12/22/2028[2,3,4]	14,800,918
5,906,489	KWOR Intermediate I, Inc. First Lien Term Loan, 10.500% PIK (3-Month USD Libor+975 basis points), 12/21/2029[2,3,4,10]	5,683,894

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments
As of September 30, 2022 (Unaudited) (Continued)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	FINANCIALS (Continued)
	Mclarens Midco, Inc.
$3,485,026	Revolver, 0.500%, 12/19/2025[2,4,5,7]	$3,411,110
5,335,074	First Lien Term Loan, 9.493% (3-Month USD Libor+575 basis points), 12/19/2025[2,3,4,7]	5,221,919
	Oakbridge Insurance Agency LLC
482,759	Revolver, 0.500%, 12/31/2026[2,4,5]	470,385
13,529,310	Delayed Draw, 1.000%, 12/31/2026[2,4,5]	13,282,905
1,512,144	Delayed Draw, 8.886% (3-Month USD Sofr+575 basis points), 12/31/2026[2,3,4]	1,484,604
120,690	Revolver, 8.886% (3-Month USD Sofr+575 basis points), 12/31/2026[2,3,4]	117,596
1,804,975	First Lien Term Loan, 8.886% (3-Month USD Sofr+575 basis points), 12/31/2026[2,3,4]	1,758,710
	Patriot Growth Insurance Services, LLC
2,660,377	Revolver, 0.500%, 10/14/2028[2,4,5]	2,606,690
2,656,432	Delayed Draw, 1.000%, 10/14/2028[2,4,5]	2,602,825
35,000,000	Delayed Draw, 1.000%, 10/14/2028[2,4,5]	34,450,024
17,919,412	First Lien Term Loan, 8.314% (3-Month USD Libor+550 basis points), 10/14/2028[2,3,4]	17,557,792
1,718,868	Delayed Draw, 8.745% (3-Month USD Libor+550 basis points), 10/14/2028[2,3,4]	1,684,181
	Peter C. Foy & Associates Insurance Services, LLC
12,303,571	Delayed Draw, 1.000%, 11/1/2028[2,4,5]	12,222,281
21,428,571	First Lien Term Loan, 6.750% (3-Month USD Sofr+600 basis points), 11/1/2028[2,3,4]	21,165,202
41,267,857	Delayed Draw, 8.436% (3-Month USD Sofr+600 basis points), 11/1/2028[2,3,4]	40,995,197
	Riveron Acquisition Holdings, Inc.
4,514,985	First Lien Term Loan, 9.424% (3-Month USD Libor+575 basis points), 5/22/2025[2,3,4]	4,485,154
859,962	First Lien Term Loan, 9.424% (3-Month USD Libor+575 basis points), 5/22/2025[2,3,4]	854,280
3,451,524	First Lien Term Loan, 9.424% (3-Month USD Libor+575 basis points), 5/22/2025[2,3,4]	3,428,720
	RSC Acquisition, Inc.
2,641,633	Delayed Draw, 7.733% (3-Month USD Sofr+550 basis points), 10/30/2026[2,3,4]	2,611,133
37,357,700	First Lien Term Loan, 9.203% (3-Month USD Sofr+550 basis points), 10/30/2026[2,3,4]	36,926,370
8,432,249	First Lien Term Loan, 9.203% (3-Month USD Sofr+550 basis points), 10/30/2026[2,3,4]	8,334,891
2,769,371	First Lien Term Loan, 9.203% (3-Month USD Sofr+550 basis points), 10/30/2026[2,3,4]	2,737,396
8,690,548	Revolver, 0.500%, 11/1/2026[2,4,5]	8,560,291
532,895	Delayed Draw, 8.553% (3-Month USD Sofr+550 basis points), 11/1/2026[2,3,4]	524,490
14,936,261	First Lien Term Loan, 9.203% (3-Month USD Sofr+550 basis points), 11/1/2026[2,3,4]	14,763,808
2,418,947	Delayed Draw, 1.000%, 5/31/2029[2,4,5]	2,380,822
48,158	Delayed Draw, 9.203% (3-Month USD Sofr+550 basis points), 5/31/2029[2,3,4]	47,399

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments
As of September 30, 2022 (Unaudited) (Continued)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	FINANCIALS (Continued)
	Spirit RR Holdings, Inc.
$100,316	Revolver, 0.500%, 9/13/2028[2,4,5]	$97,307
217,352	Delayed Draw, 1.000%, 9/13/2028[2,4,5]	214,092
1,003,165	First Lien Term Loan, 9.379% (1-Month USD Sofr+650 basis points), 9/13/2028[2,3,4]	973,070
1,500,000	StarCompliance Intermediate, LLC First Lien Term Loan, 10.424% (3-Month USD Libor+675 basis points), 1/12/2027[2,3,4]	1,490,089
	The Ultimus Group Midco, LLC
1,424,528	Revolver, 0.500%, 2/1/2024[2,4,5,7]	1,394,315
6,766,000	First Lien Term Loan, 8.174% (3-Month USD Libor+475 basis points), 2/1/2026[2,3,4,7]	6,639,219
	THG Acquisition, LLC
743,884	Revolver, 0.500%, 12/2/2025[2,4,5]	732,591
11,109,588	Delayed Draw, 1.000%, 12/2/2026[2,4,5]	10,940,930
3,142,073	Delayed Draw, 8.615% (3-Month USD Libor+550 basis points), 12/2/2026[2,3,4]	3,094,373
	Turbo Buyer, Inc.
4,733,333	Delayed Draw, 1.000%, 12/2/2025[2,4,5]	4,580,550
4,986,500	Delayed Draw, 8.877% (3-Month USD Libor+600 basis points), 12/2/2025[2,3,4]	4,825,545
4,975,000	First Lien Term Loan, 8.877% (3-Month USD Libor+600 basis points), 12/2/2025[2,3,4]	4,814,416
266,667	Delayed Draw, 9.674% (3-Month USD Libor+600 basis points), 12/2/2025[2,3,4]	258,059
	Vale Insurance Services LLC
2,204,403	Revolver, 0.500%, 12/1/2027[2,4,5]	2,189,839
214,952	Revolver, 7.877% (3-Month USD Libor+500 basis points), 12/1/2027[2,3,4]	213,531
22,467,742	First Lien Term Loan, 8.674% (3-Month USD Libor+500 basis points), 12/1/2027[2,3,4]	22,319,296
	Wealth Enhancement Group, LLC
439,990	Revolver, 0.500%, 10/4/2027[2,4,5,7]	435,503
7,203,316	Delayed Draw, 1.000%, 10/4/2027[2,4,5]	7,147,769
621,515	Delayed Draw, 9.553% (6-Month USD Sofr+610 basis points), 10/4/2027[2,3,4,7]	616,722
5,221,125	Delayed Draw, 10.751% (3-Month USD Sofr+610 basis points), 10/4/2027[2,3,4,7]	5,110,387
	World Insurance Associates, LLC
15,094,109	Delayed Draw, 1.000%, 4/1/2026[2,4,5]	14,994,381
14,937,652	Delayed Draw, 1.000%, 4/1/2026[2,4,5]	14,743,014
4,905,891	Delayed Draw, 8.325% (3-Month USD Sofr+575 basis points), 4/1/2026[2,3,4]	4,873,477
4,855,039	Delayed Draw, 8.325% (3-Month USD Sofr+575 basis points), 4/1/2026[2,3,4]	4,791,778
12,295,082	Delayed Draw, 9.303% (3-Month USD Sofr+575 basis points), 4/1/2026[2,3,4]	12,213,848
2,698,156	First Lien Term Loan, 9.303% (3-Month USD Sofr+575 basis points), 4/1/2026[2,3,4]	2,680,329
		1,402,339,041
	GOVERNMENTS — 0.3%
	Govdelivery Holdings, LLC
536,402	Revolver, 0.500%, 1/29/2027[2,4,5]	532,858
3,334,737	Delayed Draw, 1.000%, 1/29/2027[2,4,5]	3,312,704

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments
As of September 30, 2022 (Unaudited) (Continued)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	GOVERNMENTS (Continued)
$5,060,884	Delayed Draw, 9.674% (3-Month USD Libor+650 basis points), 1/29/2027[2,3,4]	$5,027,447
6,068,962	First Lien Term Loan, 10.670% (3-Month USD Libor+650 basis points), 1/29/2027[2,3,4]	6,028,864
	LOC Performance Products
3,213,443	Revolver, 0.500%, 12/30/2026[2,4,5]	3,161,412
642,689	Revolver, 8.903% (3-Month USD Libor+525 basis points), 12/30/2026[2,3,4]	632,282
10,465,625	First Lien Term Loan, 8.903% (3-Month USD Libor+525 basis points), 12/30/2026[2,3,4]	10,296,169
		28,991,736
	HEALTH CARE — 19.5%
	123Dentist, Inc.
CAD 6,681,175	Delayed Draw, 1.000%, 8/10/2029[2,4,5,6]	4,760,526
CAD 33,405,877	First Lien Term Loan, 9.413% (1-Month CAD Libor+575 basis points), 8/10/2029[2,3,4,6]	23,562,198
	AAH Topco, LLC
423,729	Revolver, 0.500%, 12/22/2027[2,4,5]	413,060
2,903,159	Delayed Draw, 1.000%, 12/22/2027[2,4,5]	2,859,085
1,461,067	Delayed Draw, 8.257% (1-Month USD Libor+550 basis points), 12/22/2027[2,3,4]	1,438,886
4,087,539	First Lien Term Loan, 8.584% (3-Month USD Libor+550 basis points), 12/22/2027[2,3,4]	3,984,617
	ACI Group Holdings, Inc.
2,779,286	Delayed Draw, 1.000%, 8/2/2028[2,4,5]	2,749,319
969,544	Delayed Draw, 9.174% (3-Month USD Libor+575 basis points), 8/2/2028[2,3,4]	959,090
10,102,232	First Lien Term Loan, 9.174% (3-Month USD Libor+550 basis points), 8/2/2028[2,3,4]	9,993,309
	ADCS Clinics Intermediate Holdings, LLC
5,433,471	Delayed Draw, 1.000%, 5/7/2027[2,4,5]	5,198,902
10,996,364	First Lien Term Loan, 8.472% (3-Month USD Libor+650 basis points), 5/7/2027[2,3,4]	10,436,630
2,253,761	Delayed Draw, 9.306% (3-Month USD Libor+650 basis points), 5/7/2027[2,3,4]	2,156,464
	ADMA Bilogics, Inc.
3,571,429	Delayed Draw, 1.500%, 3/23/2027[2,4,5,7]	3,529,977
21,967,705	First Lien Term Loan, 12.634% PIK (1-Month USD Sofr+950 basis points), 3/23/2027[2,3,4,7,10]	21,781,424
	Advarra Holdings, Inc.
352,200	Delayed Draw, 1.000%, 8/24/2029[2,4,5]	349,118
3,897,800	First Lien Term Loan, 8.562% (3-Month USD Sofr+575 basis points), 8/24/2029[2,3,4]	3,829,588
	AEC Parent Holdings, Inc.
1,215,953	Delayed Draw, 1.000%, 6/13/2029[2,4,5,7]	1,200,555
6,079,767	First Lien Term Loan, 9.453% (3-Month USD Sofr+575 basis points), 6/13/2029[2,3,4,7]	5,926,792
	Affinity Hospice Intermediate Holdings, LLC
5,239,105	Delayed Draw, 1.000%, 12/17/2027[2,4,5,7]	5,153,884
8,695,188	First Lien Term Loan, 8.424% (3-Month USD Libor+475 basis points), 12/17/2027[2,3,4,7]	8,532,258

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments
As of September 30, 2022 (Unaudited) (Continued)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	HEALTH CARE (Continued)
	AG-Twin Brook Healthcare
$19,600,557	First Lien Term Loan, 9.355% (3-Month USD Libor+650 basis points), 11/16/2022[2,3,4,7]	$19,471,055
7,570,000	Delayed Draw, 1.000%, 4/2/2024[2,4,5]	7,496,211
12,177,613	First Lien Term Loan, 10.174% (3-Month USD Libor+650 basis points), 4/2/2024[2,3,4]	12,058,911
29,583,125	First Lien Term Loan, 9.399% (3-Month USD Libor+625 basis points), 7/1/2024[2,3,4,7]	29,340,719
14,446,089	First Lien Term Loan, 9.674% (3-Month USD Libor+625 basis points), 11/27/2024[2,3,4]	14,214,081
9,925,000	First Lien Term Loan, 8.899% (3-Month USD Libor+525 basis points), 8/11/2025[2,3,4]	9,836,346
19,899,054	First Lien Term Loan, 8.649% (3-Month USD Libor+550 basis points), 9/25/2025[2,3,4,7]	19,672,743
7,756,717	First Lien Term Loan, 9.115% (3-Month USD Libor+600 basis points), 3/5/2026[2,3,4]	7,494,712
CAD 24,812,500	First Lien Term Loan, 6.978% (3-Month CAD Libor+650 basis points), 7/23/2026[2,3,4,6]	17,684,674
14,925,000	First Lien Term Loan, 9.149% (3-Month USD Libor+575 basis points), 8/20/2026[2,3,4]	14,725,433
24,812,500	First Lien Term Loan, 8.127% (3-Month USD Sofr+525 basis points), 9/22/2026[2,3,4]	24,412,610
19,900,000	First Lien Term Loan, 8.570% (3-Month USD Libor+600 basis points), 10/8/2026[2,3,4]	19,720,329
19,943,860	Delayed Draw, 10.315% (3-Month USD Libor+575 basis points), 10/29/2026[2,3,4,7]	19,681,310
19,850,000	First Lien Term Loan, 8.627% (3-Month USD Libor+575 basis points), 12/14/2026[2,3,4]	19,657,859
14,925,000	First Lien Term Loan, 9.674% (3-Month USD Libor+600 basis points), 12/31/2026[2,3,4]	14,673,046
9,930,556	Delayed Draw, 1.000%, 2/23/2027[2,4,5]	9,807,256
2,216,667	Delayed Draw, 9.815% (3-Month USD Sofr+600 basis points), 2/23/2027[2,3,4]	2,189,144
12,815,104	First Lien Term Loan, 9.815% (3-Month USD Sofr+600 basis points), 2/23/2027[2,3,4]	12,653,442
	AHR Intermediate, Inc.
10,500,000	Delayed Draw, 1.000%, 7/29/2027[2,4,5]	10,385,850
24,438,750	First Lien Term Loan, 8.914% (3-Month USD Sofr+575 basis points), 7/29/2027[2,3,4]	24,051,288
5,253,731	Alegeus Technologies Holding Corp. First Lien Term Loan, 10.950% (3-Month USD Libor+825 basis points), 9/5/2024[2,3,4]	5,213,369
11,880,000	American Renal Associates Holdings, Inc. First Lien Term Loan, 9.306% (3-Month USD Libor+625 basis points), 1/29/2027[2,3,4]	11,416,742
7,860,000	AWC-MH Acquisition First Lien Term Loan, 8.000% (3-Month USD Libor+700 basis points), 10/12/2025[2,3,4]	3,329,196
	Biocare Medical LLC
2,777,778	Revolver, 0.500%, 12/9/2027[2,4,5]	2,721,721

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments
As of September 30, 2022 (Unaudited) (Continued)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	HEALTH CARE (Continued)
$22,111,111	First Lien Term Loan, 8.865% (3-Month USD Libor+575 basis points), 12/9/2027[2,3,4]	$21,664,901
12,095,350	Bridges Consumer Healthcare First Lien Term Loan, 9.424% (3-Month USD Libor+575 basis points), 1/20/2027[2,3,4,7]	11,838,812
NZD 6,300,000	Canopy Healthcare Group First Lien Term Loan, 9.360%, 3/18/2027[2,3,4,6]	3,417,613
	Carevet LLC
4,530,505	Delayed Draw, 1.000%, 9/1/2025[2,4,5]	4,504,263
9,925,000	Delayed Draw, 9.615% (3-Month USD Libor+650 basis points), 9/1/2025[2,3,4]	9,732,649
7,638,500	Delayed Draw, 9.615% (3-Month USD Libor+650 basis points), 9/1/2025[2,3,4]	7,490,462
1,000,000	First Lien Term Loan, 15.115% (3-Month USD Libor+1,200 basis points), 9/1/2025[2,3,4]	994,208
1,333,333	First Lien Term Loan, 15.115% (3-Month USD Libor+1,200 basis points), 9/1/2025[2,3,4]	1,325,610
844,677	First Lien Term Loan, 15.115% (3-Month USD Libor+1,200 basis points), 9/1/2025[2,3,4]	839,784
2,534,031	First Lien Term Loan, 15.115% (1-Month USD Libor+1,200 basis points), 9/1/2025[2,3,4]	2,519,353
	Community Medical Acquisition Corp.
3,683,963	Revolver, 0.500%, 12/15/2027[2,4,5]	3,526,745
4,333,814	Delayed Draw, 1.000%, 12/15/2028[2,4,5]	4,148,863
25,598,685	First Lien Term Loan, 8.043% (3-Month USD Libor+475 basis points), 12/15/2028[2,3,4]	24,506,231
	Connect America.com, LLC
254,803	Revolver, 0.500%, 6/30/2026[2,4,5]	247,114
417,501	Revolver, 9.803% (1-Month USD Libor+700 basis points), 6/30/2026[2,3,4]	404,901
7,255,322	First Lien Term Loan, 10.553% (1-Month USD Libor+700 basis points), 6/30/2026[2,3,4]	7,036,367
	CORA Health Holdings Corp.
5,169,567	Delayed Draw, 0.500%, 6/15/2027[2,4,5]	5,078,165
338,462	Revolver, 0.500%, 6/15/2027[2,4,5]	332,477
13,690,634	First Lien Term Loan, 8.000% (3-Month USD Libor+575 basis points), 6/15/2027[2,3,4]	13,448,573
430,769	Revolver, 8.383% (3-Month USD Libor+575 basis points), 6/15/2027[2,3,4]	423,153
231,807	Delayed Draw, 8.793% (3-Month USD Libor+575 basis points), 6/15/2027[2,3,4]	227,708
	Covaris Intermediate 3, LLC
789,474	Revolver, 0.500%, 1/21/2028[2,4,5]	762,470
5,921,053	Delayed Draw, 1.000%, 1/21/2028[2,4,5]	5,776,879
7,894,737	First Lien Term Loan, 7.556% (3-Month USD Libor+525 basis points), 1/21/2028[2,3,4]	7,624,703
394,737	Revolver, 8.365% (1-Month USD Libor+525 basis points), 1/21/2028[2,3,4]	381,235
	CPF Dental, LLC
15,225	Delayed Draw, 0.500%, 8/30/2024[2,4,5]	14,857

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments
As of September 30, 2022 (Unaudited) (Continued)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	HEALTH CARE (Continued)
$2,857,942	Delayed Draw, 1.000%, 8/30/2024[2,4,5]	$2,788,839
5,340,668	First Lien Term Loan, 11.625% (3-Month USD Libor+850 basis points), 8/30/2024[2,3,4]	5,211,533
2,867,501	Delayed Draw, 12.188% (3-Month USD Libor+1,000 basis points), 8/30/2024[2,3,4]	2,798,166
4,954,660	Delayed Draw, 12.188% (3-Month USD Libor+850 basis points), 8/30/2024[2,3,4]	4,834,858
13,930,000	Crossroads Holding, LLC First Lien Term Loan, 7.365% (3-Month USD Libor+425 basis points), 12/23/2027[2,3,4,7]	13,668,980
	D4C Dental Brands, Inc.
535,714	Revolver, 0.500%, 12/30/2026[2,4,5]	532,175
492,843	Delayed Draw, 1.000%, 12/30/2026[2,4,5]	492,524
2,645,899	Delayed Draw, 9.185% (3-Month USD Libor+650 basis points), 12/30/2026[2,3,4]	2,644,188
1,819,224	Delayed Draw, 9.185% (3-Month USD Libor+650 basis points), 12/30/2026[2,3,4]	1,818,047
178,571	Revolver, 10.142% (3-Month USD Libor+650 basis points), 12/30/2026[2,3,4]	177,392
6,508,036	First Lien Term Loan, 10.670% (3-Month USD Libor+650 basis points), 12/30/2026[2,3,4]	6,503,827
	DCA Holdings LLC
652,787	Delayed Draw, 1.000%, 3/12/2027[2,4,5]	640,462
3,302,015	Delayed Draw, 8.379% (3-Month USD Libor+600 basis points), 3/12/2027[2,3,4]	3,239,671
15,921,145	First Lien Term Loan, 8.379% (3-Month USD Libor+600 basis points), 3/12/2027[2,3,4]	15,620,544
	Deca Dental Holdings, LLC
592,593	Revolver, 0.500%, 8/26/2028[2,4,5]	586,559
3,333,333	Delayed Draw, 1.000%, 8/26/2028[2,4,5]	3,299,393
13,968,518	First Lien Term Loan, 6.500% (3-Month USD Libor+575 basis points), 8/26/2028[2,3,4]	13,826,289
1,470,370	Delayed Draw, 9.424% (3-Month USD Libor+575 basis points), 8/26/2028[2,3,4]	1,455,399
518,519	Revolver, 9.424% (3-Month USD Libor+575 basis points), 8/26/2028[2,3,4]	513,239
	Dermatopathology Laboratory Of Central States, LLC
10,403,226	First Lien Term Loan, 8.157% (1-Month USD Sofr+575 basis points), 6/1/2028[2,3,4]	10,115,275
6,935,484	First Lien Term Loan, 8.157% (1-Month USD Sofr+575 basis points), 6/1/2028[2,3,4]	6,743,517
	DOCS MSO LLC
967,742	Revolver, 0.500%, 6/1/2028[2,4,5]	940,956
645,161	Revolver, 0.500%, 6/1/2028[2,4,5]	627,304
3,629,032	Delayed Draw, 1.000%, 6/1/2028[2,4,5]	3,528,584
2,419,355	Delayed Draw, 1.000%, 6/1/2028[2,4,5]	2,352,390
	Emmes Blocker, Inc.
11,222,326	Delayed Draw, 1.000%, 7/7/2028[2,4,5,7]	11,073,547
5,487,805	Delayed Draw, 1.000%, 7/7/2028[2,4,5]	5,415,051
16,833,490	First Lien Term Loan, 8.063% (3-Month USD Sofr+550 basis points), 7/7/2028[2,3,4,7]	16,442,540
8,231,707	First Lien Term Loan, 8.063% (3-Month USD Sofr+550 basis points), 7/7/2028[2,3,4]	8,040,530
10,750,000	Ensemble RCM, LLC First Lien Term Loan, 7.806% (3-Month USD Libor+500 basis points), 5/18/2029[2,3,4]	10,318,101

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments
As of September 30, 2022 (Unaudited) (Continued)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	HEALTH CARE (Continued)
	ERC Holdings, LLC
$1,420,118	Revolver, 0.500%, 11/10/2027[2,4,5]	$1,363,063
6,657,924	Revolver, 0.500%, 11/10/2027[2,4,5]	6,390,431
2,201,183	Delayed Draw, 1.000%, 11/10/2028[2,4,5]	2,112,747
16,301,598	First Lien Term Loan, 9.174% (3-Month USD Libor+550 basis points), 11/10/2028[2,3,4]	15,646,654
20,000,000	Finthrive Software Intermediate Holdings, Inc. Second Lien Term Loan, 9.865% (3-Month USD Libor+675 basis points), 1/6/2030[2,3,4]	19,132,139
	Fortis Life Sciences, LLC
1,217,391	Revolver, 0.500%, 9/17/2027[2,4,5]	1,198,910
11,106,063	Delayed Draw, 1.000%, 9/17/2027[2,4,5]	10,937,459
1,217,391	Revolver, 8.392% (3-Month USD Sofr+475 basis points), 9/17/2027[2,3,4]	1,198,910
14,377,343	First Lien Term Loan, 8.674% (3-Month USD Sofr+475 basis points), 9/17/2027[2,3,4]	14,159,077
	FYi Eye Care Services and Products, Inc.
CAD 4,210,526	Delayed Draw, 1.000%, 3/4/2027[2,4,5,6]	2,980,510
CAD 35,789,474	Delayed Draw, 6.178% (3-Month USD Libor+450 basis points), 3/4/2027[2,3,4,6]	25,334,333
	HPS Healthcare
9,730,857	First Lien Term Loan, 9.554% (3-Month USD Libor+550 basis points), 6/27/2024[2,3,4,7]	9,666,565
9,825,000	First Lien Term Loan, 6.756% (3-Month USD Libor+575 basis points), 7/2/2025[2,3,4,7]	9,760,086
	Integrated Oncology Network, LLC
83,957	Revolver, 0.500%, 6/24/2024[2,4,5]	83,402
7,459,823	First Lien Term Loan, 8.228% (3-Month USD Sofr+600 basis points), 6/24/2024[2,3,4]	7,410,536
134,701	Revolver, 0.500%, 6/24/2025[2,4,5]	133,811
1,355,681	Delayed Draw, 1.000%, 6/24/2025[2,4,5]	1,346,724
508,660	Delayed Draw, 8.227% (3-Month USD Sofr+600 basis points), 6/24/2025[2,3,4]	505,299
	IvyRehab Intermediate II, LLC
3,837,719	Revolver, 0.500%, 4/21/2029[2,4,5]	3,683,533
4,221,491	Delayed Draw, 1.000%, 4/21/2029[2,4,5]	4,094,093
23,486,842	First Lien Term Loan, 7.324% (3-Month USD Sofr+485 basis points), 4/21/2029[2,3,4]	22,543,219
3,453,947	Delayed Draw, 7.925% (3-Month USD Sofr+485 basis points), 4/21/2029[2,3,4]	3,349,712
	Jayhawk Buyer, LLC
8,988,700	First Lien Term Loan, 8.680% (3-Month USD Libor+500 basis points), 10/15/2026[2,3,4,7]	8,744,527
754,799	First Lien Term Loan, 8.680% (3-Month USD Libor+500 basis points), 10/15/2026[2,3,4,7]	734,296
1,102,883	First Lien Term Loan, 8.680% (3-Month USD Libor+500 basis points), 10/15/2026[2,3,4,7]	1,072,924
	Keystone Acquisition Corp.
1,630,435	Revolver, 0.500%, 1/26/2028[2,4,5]	1,585,306
3,260,870	Delayed Draw, 1.000%, 1/26/2029[2,4,5]	3,170,612
20,058,424	First Lien Term Loan, 9.379% (3-Month USD Sofr+575 basis points), 1/26/2029[2,3,4]	19,503,228

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments
As of September 30, 2022 (Unaudited) (Continued)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	HEALTH CARE (Continued)
	Life Science Intermediate Holdings, LLC
$188,281	Revolver, 0.500%, 6/10/2025[2,4,5]	$185,046
3,750,000	Delayed Draw, 1.000%, 6/10/2025[2,4,5]	3,685,572
1,553,797	Delayed Draw, 1.000%, 6/10/2025[2,4,5]	1,527,101
3,309,673	Delayed Draw, 8.907% (3-Month USD Libor+600 basis points), 6/10/2025[2,3,4]	3,252,810
2,893,153	First Lien Term Loan, 8.907% (3-Month USD Libor+600 basis points), 6/10/2025[2,3,4]	2,843,446
329,651	Revolver, 8.907% (3-Month USD Libor+600 basis points), 6/10/2025[2,3,4]	323,987
468,376	Revolver, 0.500%, 6/10/2027[2,4,5]	460,329
EUR 6,000,000	Delayed Draw, 1.000%, 6/10/2027[2,4,5,6]	5,779,023
GBP 1,486,000	Delayed Draw, 1.000%, 6/10/2027[2,4,5,6]	1,630,716
6,550,650	Delayed Draw, 1.000%, 6/10/2027[2,4,5]	6,438,104
GBP 6,014,000	Delayed Draw, 8.188% (1-Month Euribor+623 basis points), 6/10/2027[2,3,4,6]	6,599,681
820,052	Revolver, 8.907% (3-Month USD Libor+600 basis points), 6/10/2027[2,3,4]	805,963
	MB2 Dental Solutions, LLC
6,250,000	Delayed Draw, 1.000%, 1/29/2027[2,4,5]	6,187,686
654,711	Delayed Draw, 7.239% (3-Month USD Sofr+600 basis points), 1/29/2027[2,3,4]	641,637
1,815,816	First Lien Term Loan, 7.239% (3-Month USD Sofr+600 basis points), 1/29/2027[2,3,4]	1,779,553
14,887,500	MedData First Lien Term Loan, 8.115% (3-Month USD Libor+475 basis points), 10/31/2026[2,3,4]	14,289,370
	MedMark Services, Inc.
415,962	Delayed Draw, 1.000%, 6/11/2027[2,4,5]	409,555
3,446,509	Delayed Draw, 1.000%, 6/11/2027[2,4,5]	3,393,430
4,538,479	Delayed Draw, 7.493% (3-Month USD Libor+500 basis points), 6/11/2027[2,3,4]	4,468,582
1,575,785	Delayed Draw, 8.115% (3-Month USD Libor+500 basis points), 6/11/2027[2,3,4]	1,551,517
7,920,000	First Lien Term Loan, 8.115% (3-Month USD Libor+500 basis points), 6/11/2027[2,3,4]	7,798,025
	MN Acquisition, Inc.
2,500,000	Revolver, 0.500%, 8/25/2028[2,4,5]	2,437,815
22,500,000	First Lien Term Loan, 8.664% (1-Month USD Sofr+550 basis points), 8/25/2028[2,3,4]	21,940,337
	Myorthos Management, LLC
9,017,609	Delayed Draw, 9.581% (3-Month USD Sofr+550 basis points), 11/1/2027[2,3,4,7]	8,826,349
4,881,385	First Lien Term Loan, 9.581% (3-Month USD Sofr+550 basis points), 11/1/2027[2,3,4,7]	4,784,943
	National Dentex Labs LLC
390,805	Delayed Draw, 1.000%, 10/23/2025[2,4,5]	381,023
524,759	Delayed Draw, 9.260% (3-Month USD Libor+700 basis points), 10/23/2025[2,3,4]	511,624
919,540	Revolver, 9.810% (3-Month USD Libor+700 basis points), 10/23/2025[2,3,4]	896,525
2,951,161	Delayed Draw, 10.680% (3-Month USD Libor+700 basis points), 10/23/2025[2,3,4]	2,877,295
6,908,621	First Lien Term Loan, 10.680% (3-Month USD Libor+700 basis points), 10/23/2025[2,3,4]	6,735,702
	Novotech (Australia) Pty Limited
3,000,000	First Lien Term Loan, 7.612% (6-Month Sofr+525 basis points), 9/25/2023[2,3,4]	2,922,851

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments
As of September 30, 2022 (Unaudited) (Continued)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	HEALTH CARE (Continued)
$3,125,000	Delayed Draw, 1.000%, 1/14/2028[2,4,5]	$3,044,637
AUD 18,543,750	Delayed Draw, 7.612% (6-Month Sofr+525 basis points), 1/14/2028[2,3,4,6]	11,556,143
13,437,500	First Lien Term Loan, 7.612% (1-Month USD Sofr+575 basis points), 1/14/2028[2,3,4]	13,091,937
	OB Hospitalist Group
1,374,046	Revolver, 0.500%, 9/27/2027[2,4,5]	1,344,506
25,000,000	First Lien Term Loan, 7.750% (3-Month USD Libor+550 basis points), 9/27/2027[2,3,4]	24,462,547
343,511	Revolver, 8.282% (3-Month USD Libor+550 basis points), 9/27/2027[2,3,4]	336,127
13,182,824	First Lien Term Loan, 9.174% (3-Month USD Libor+550 basis points), 9/27/2027[2,3,4]	12,899,418
7,000,000	Office Ally First Lien Term Loan, 8.524% (1-Month USD Libor+600 basis points), 12/20/2028[2,3,4]	6,836,697
	OIA Acquisition, LLC
1,928,571	Revolver, 0.500%, 10/19/2027[2,4,5]	1,899,293
459,000	Delayed Draw, 1.000%, 10/19/2027[2,4,5]	452,032
1,376,938	Delayed Draw, 8.127% (3-Month USD Libor+525 basis points), 10/19/2027[2,3,4]	1,356,034
11,172,429	First Lien Term Loan, 8.892% (3-Month USD Libor+525 basis points), 10/19/2027[2,3,4]	11,002,817
	OIS Management Services, LLC
1,275,862	Revolver, 0.500%, 7/9/2026[2,4,5]	1,256,493
17,211,028	Delayed Draw, 8.303% (3-Month USD Libor+475 basis points), 7/9/2026[2,3,4]	16,949,743
	Ons Mso, LLC
4,974,466	Revolver, 0.500%, 7/8/2024[2,4,5]	4,868,959
552,718	Revolver, 8.144% (3-Month USD Libor+475 basis points), 7/8/2024[2,3,4,7]	540,995
	Org USME Buyer, LLC
743,478	Delayed Draw, 0.500%, 11/24/2026[2,4,5]	733,245
936,232	Revolver, 0.500%, 11/24/2026[2,4,5]	923,346
7,229,268	First Lien Term Loan, 6.750% (3-Month USD Sofr+575 basis points), 11/24/2026[2,3,4]	7,129,767
5,831,486	First Lien Term Loan, 9.453% (3-Month USD Sofr+575 basis points), 11/24/2026[2,3,4]	5,751,223
3,356,790	First Lien Term Loan, 9.453% (3-Month USD Sofr+575 basis points), 11/24/2026[2,3,4]	3,310,588
1,161,000	PAW Midco, Inc First Lien Term Loan, 11.500% PIK (Fixed Rate+1,150 basis points), 12/22/2031[2,3,4,10]	1,116,037
	Pediatric Home Respiratory Services, LLC
1,226,320	Delayed Draw, 1.000%, 12/4/2024[2,4,5]	1,201,572
4,687,355	First Lien Term Loan, 8.841% (3-Month USD Sofr+575 basis points), 12/4/2024[2,3,4]	4,592,762
788,871	Delayed Draw, 9.426% (3-Month USD Sofr+575 basis points), 12/4/2024[2,3,4]	772,951
	Pinnacle Dermatology Management, LLC
773,196	Revolver, 0.500%, 5/18/2023[2,4,5]	763,390
2,542,268	Delayed Draw, 1.000%, 5/18/2023[2,4,5]	2,497,319

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments
As of September 30, 2022 (Unaudited) (Continued)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	HEALTH CARE (Continued)
$309,278	Revolver, 8.764% (3-Month USD Libor+575 basis points), 5/18/2023[2,3,4]	$305,356
11,348,196	First Lien Term Loan, 8.918% (3-Month USD Libor+575 basis points), 5/18/2023[2,3,4]	11,005,724
	Pinnacle Fertility, Inc.
3,125,000	Delayed Draw, 1.000%, 3/14/2028[2,4,5]	3,039,644
9,375,000	Delayed Draw, 8.203% (3-Month USD Sofr+450 basis points), 3/14/2028[2,3,4]	9,118,933
27,500,000	First Lien Term Loan, 8.203% (3-Month USD Sofr+450 basis points), 3/14/2028[2,3,4]	26,748,869
	Pinnacle Treatment Centers, Inc.
107,143	Revolver, 0.500%, 12/31/2022[2,4,5]	106,435
4,005,583	First Lien Term Loan, 6.989% (3-Month USD Libor+575 basis points), 12/31/2022[2,3,4]	3,979,117
178,571	Revolver, 8.000% (3-Month USD Libor+575 basis points), 12/31/2022[2,3,4]	177,392
336,857	Delayed Draw, 8.556% (3-Month USD Libor+575 basis points), 12/31/2022[2,3,4]	334,632
	PPV Intermediate Holdings LLC
2,538,076	Revolver, 0.500%, 8/31/2029[2,4,5]	2,477,936
7,576,158	Delayed Draw, 1.000%, 8/31/2029[2,4,5]	7,472,116
1,245,691	Delayed Draw, 1.000%, 8/31/2029[2,4,5]	1,231,573
319,247	Delayed Draw, 9.009% (3-Month USD Sofr+575 basis points), 8/31/2029[2,3,4]	315,629
4,882,607	First Lien Term Loan, 9.009% (3-Month USD Sofr+575 basis points), 8/31/2029[2,3,4]	4,784,955
30,964,531	First Lien Term Loan, 9.009% (3-Month USD Sofr+575 basis points), 8/31/2029[2,3,4]	30,230,824
672,590	Delayed Draw, 9.290% (3-Month USD Sofr+575 basis points), 8/31/2029[2,3,4]	663,354
1,875,000	Delayed Draw, 1.000%, 8/31/2030[2,4,5]	1,844,581
5,625,000	First Lien Term Loan, 13.000% (Fixed Rate+575 basis points), 8/31/2030[2,3,4]	5,463,696
	Premier Imaging, LLC
10,332,779	Delayed Draw, 1.000%, 1/2/2025[2,4,5]	10,175,914
4,862,339	First Lien Term Loan, 8.865% (3-Month USD Libor+575 basis points), 1/2/2025[2,3,4]	4,788,523
2,878,397	First Lien Term Loan, 8.865% (1-Month USD Libor+575 basis points), 1/2/2025[2,3,4]	2,834,700
4,174,293	Delayed Draw, 8.865% (1-Month USD Libor+575 basis points), 1/2/2025[2,3,4]	4,110,922
15,396,839	First Lien Term Loan, 8.865% (1-Month USD Libor+575 basis points), 1/2/2025[2,3,4]	15,163,095
15,000,000	Premise Health Holding Corp. First Lien Term Loan, 6.300% (3-Month USD Sofr+475 basis points), 4/10/2025[2,3,4]	14,639,730
	Q-Centrix LLC
4,910,941	First Lien Term Loan, 7.570% (3-Month USD Libor+450 basis points), 11/30/2024[2,3,4]	4,878,495
837,574	First Lien Term Loan, 8.070% (3-Month USD Libor+500 basis points), 11/30/2024[2,3,4]	832,040
	Raven Buyer, Inc.
2,045,455	Revolver, 0.500%, 2/1/2027[2,4,5]	2,009,076
12,954,545	First Lien Term Loan, 8.413% (3-Month USD Sofr+600 basis points), 2/1/2027[2,3,4]	12,724,146
152,778	RCS Healthcare Revolver, 0.500%, 2/3/2026[2,4,5,7]	151,768
	Redwood MSO, LLC
1,283,790	First Lien Term Loan, 8.537% (1-Month USD Sofr+550 basis points), 7/3/2025[2,3,4,7]	1,273,149

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments
As of September 30, 2022 (Unaudited) (Continued)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	HEALTH CARE (Continued)
$17,455,789	First Lien Term Loan, 8.649% (1-Month USD Sofr+550 basis points), 7/3/2025[2,3,4,7]	$17,265,595
	SDG Mgmt Company
392,799	Revolver, 0.500%, 7/1/2028[2,4,5]	384,929
2,672,995	Delayed Draw, 1.000%, 7/1/2028[2,4,5]	2,646,172
47,136	Delayed Draw, 7.677% (3-Month USD Sofr+600 basis points), 7/1/2028[2,3,4]	46,663
6,117,839	First Lien Term Loan, 7.677% (3-Month USD Sofr+600 basis points), 7/1/2028[2,3,4]	5,995,272
	Smile Doctors, LLC
1,696,113	Revolver, 0.500%, 12/23/2027[2,5]	1,661,885
512,367	Revolver, 9.424% (3-Month USD Libor+575 basis points), 12/23/2027[2,3]	502,028
12,629,747	Delayed Draw, 1.000%, 12/23/2028[2,5]	12,374,875
3,091,873	Delayed Draw, 5.500% (3-Month USD Libor+475 basis points), 12/23/2028[2,3]	3,029,478
5,457,043	Delayed Draw, 8.570% (3-Month USD Libor+575 basis points), 12/23/2028[2,3]	5,346,918
19,650,398	First Lien Term Loan, 9.424% (3-Month USD Libor+575 basis points), 12/23/2028[2,3]	19,253,846
40,000,000	Southern Veterinary Partners, LLC First Lien Term Loan, 8.445% (3-Month USD Sofr+550 basis points), 10/5/2027[2,3,4]	39,115,497
3,360,156	Spear Education, LLC First Lien Term Loan, 6.756% (6-Month USD Libor+500 basis points), 2/26/2025[2,3,4]	3,207,687
GBP 1,797,628	SSCP Pegasus Midco Limited First Lien Term Loan, 8.441% (6-Month GBP Libor+675 basis points), 11/16/2027[2,3,4,6]	1,982,726
	The Smilist Management, Inc.
356,075	Revolver, 0.500%, 12/22/2025[2,4,5]	352,771
338,271	Delayed Draw, 1.000%, 12/22/2025[2,4,5]	335,133
3,560,749	Delayed Draw, 1.000%, 12/22/2025[2,4,5]	3,527,714
1,780,375	Delayed Draw, 9.634% (1-Month USD Sofr+650 basis points), 12/22/2025[2,3,4]	1,763,857
3,226,751	First Lien Term Loan, 9.634% (1-Month USD Sofr+650 basis points), 12/22/2025[2,3,4]	3,196,814
3,453,927	Delayed Draw, 9.634% (1-Month USD Sofr+650 basis points), 12/22/2025[2,3,4]	3,421,882
	TheKey, LLC
20,573,644	Delayed Draw, 1.000%, 3/30/2027[2,4,5]	20,257,540
405,599	Delayed Draw, 8.134% (3-Month USD Sofr+500 basis points), 3/30/2027[2,3,4,7]	399,367
3,324,830	First Lien Term Loan, 8.134% (3-Month USD Sofr+500 basis points), 3/30/2027[2,3,4,7]	3,241,310
	Tivity Health, Inc.
8,039,967	First Lien Term Loan, 8.553% (3-Month USD Sofr+600 basis points), 6/28/2029[2,3,4]	7,823,008
5,000,000	First Lien Term Loan, 9.553% (3-Month USD Sofr+600 basis points), 6/28/2029[2,3,4]	4,914,973
30,000,000	First Lien Term Loan, 9.553% (3-Month USD Sofr+600 basis points), 6/28/2029[2,3,4]	29,489,840
5,000,000	TPC Holdco, LLC Second Lien Term Loan, 7.642% (3-Month USD Sofr+400 basis points), 3/29/2028[2,3,4]	4,816,693
	Troy Gastroenterology, P.C.
2,561,576	Delayed Draw, 0.500%, 11/25/2025[2,4,5]	2,544,652

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments
As of September 30, 2022 (Unaudited) (Continued)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	HEALTH CARE (Continued)
$394,089	Revolver, 0.500%, 11/25/2025[2,4,5]	$391,485
4,415,517	First Lien Term Loan, 8.277% (3-Month USD Libor+600 basis points), 11/25/2025[2,3,4]	4,386,344
2,329,064	Delayed Draw, 9.128% (3-Month USD Libor+600 basis points), 11/25/2025[2,3,4]	2,313,676
197,044	Revolver, 9.743% (3-Month USD Libor+600 basis points), 11/25/2025[2,3,4]	195,742
	TurningPoint Healthcare Solutions, LLC
1,816,524	Revolver, 0.500%, 7/14/2027[2,4,5,7]	1,777,996
12,122,406	First Lien Term Loan, 7.865% (3-Month USD Libor+475 basis points), 7/14/2027[2,3,4,7]	11,865,294
13,669,291	U.S. Endo Partners First Lien Term Loan, 8.743% (3-Month USD Libor+500 basis points), 11/1/2027[2,3,4,7]	13,379,370
	United Musculoskeletal Partners Acquisition Holdings, LLC
1,724,138	Revolver, 0.500%, 7/15/2028[2,4,5]	1,689,376
3,600,543	Delayed Draw, 1.000%, 7/15/2028[2,4,5]	3,563,948
8,275,862	First Lien Term Loan, 7.709% (1-Month USD Sofr+575 basis points), 7/15/2028[2,3,4]	8,109,003
3,131,250	First Lien Term Loan, 8.595% (1-Month USD Sofr+575 basis points), 7/15/2028[2,3,4]	3,068,117
1,920,290	Delayed Draw, 8.768% (1-Month USD Sofr+575 basis points), 7/15/2028[2,3,4]	1,900,772
7,000,000	UroGPO, LLC First Lien Term Loan, 8.764% (3-Month USD Libor+575 basis points), 12/15/2026[2,3,4]	6,953,750
	Urology Management Holdings, Inc.
1,190,476	Revolver, 0.500%, 6/15/2026[2,4,5]	1,139,671
1,287,014	Delayed Draw, 1.000%, 6/15/2026[2,4,5]	1,232,089
13,568,597	Delayed Draw, 9.420% (3-Month USD Libor+525 basis points), 6/15/2026[2,3,4]	12,989,541
5,074,416	First Lien Term Loan, 9.420% (3-Month USD Libor+525 basis points), 6/15/2026[2,3,4]	4,857,860
1,492,893	First Lien Term Loan, 9.420% (3-Month USD Libor+525 basis points), 6/15/2026[2,3,4]	1,429,182
1,557,104	Delayed Draw, 9.420% (3-Month USD Libor+525 basis points), 6/15/2026[2,3,4]	1,490,653
6,560,496	First Lien Term Loan, 9.420% (3-Month USD Libor+525 basis points), 6/15/2026[2,3,4]	6,280,519
13,128,472	USHV Management, LLC First Lien Term Loan, 9.170% (3-Month USD Libor+500 basis points), 12/23/2027[2,3,4,7]	12,720,224
	Vardiman Black Holdings, LLC
11,642,397	Delayed Draw, 1.000%, 3/18/2027[2,4,5]	11,426,610
25,462,888	Delayed Draw, 9.612% (3-Month USD Sofr+700 basis points), 3/18/2027[2,3,4]	24,990,944
10,176,136	First Lien Term Loan, 9.612% (3-Month USD Sofr+700 basis points), 3/18/2027[2,3,4]	9,975,529
	Vermont Aus Pty Ltd.
7,976,259	First Lien Term Loan, 6.250% (3-Month USD Sofr+565 basis points), 3/23/2028[2,3,4]	7,721,146
AUD 10,862,906	First Lien Term Loan, 8.863% (3-Month AUD BBSY+575 basis points), 3/23/2028[2,3,4,6]	6,726,103

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments
As of September 30, 2022 (Unaudited) (Continued)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	HEALTH CARE (Continued)
	Vital Care Buyer, LLC
$1,777,778	Revolver, 0.500%, 10/19/2025[2,4,5]	$1,751,322
5,542,252	First Lien Term Loan, 8.000% (3-Month USD Libor+550 basis points), 10/19/2025[2,3,4]	5,459,776
	Web P.T., Inc.
9,000,000	First Lien Term Loan, 9.820% (3-Month USD Libor+675 basis points), 8/28/2024[2,3,4]	8,762,587
1,058,036	Revolver, 0.500%, 1/18/2028[2,4,5]	1,030,126
254,464	Revolver, 8.859% (3-Month USD Libor+675 basis points), 1/18/2028[2,3,4]	247,752
	Xeris Pharmaceuticals, Inc.
8,333,333	Delayed Draw, 2.000%, 3/8/2027[2,4,5,7]	8,154,247
16,666,667	First Lien Term Loan, 12.821% (3-Month USD Sofr+900 basis points), 3/8/2027[2,3,4,7]	16,219,560
	Xifin, Inc.
2,055,992	Revolver, 0.500%, 2/6/2026[2,4,5]	1,992,058
1,649,591	Delayed Draw, 1.000%, 2/6/2026[2,4,5,7]	1,598,295
10,157,514	First Lien Term Loan, 8.865% (1-Month USD Libor+575 basis points), 2/6/2026[2,3,4,7]	9,831,431
85,666	Revolver, 11.000% (3-Month USD Libor+575 basis points), 2/6/2026[2,3,4,7]	83,002
	Zavation Medical Products, LLC
1,621,622	Revolver, 0.500%, 6/30/2027[2,4,5]	1,592,950
405,405	Revolver, 8.174% (3-Month USD Libor+450 basis points), 6/30/2027[2,3,4]	398,238
12,843,243	First Lien Term Loan, 8.174% (3-Month USD Libor+450 basis points), 6/30/2027[2,3,4]	12,616,164
		1,824,233,887
	INDUSTRIALS — 21.0%
4,354,866	3SI Holdco, Inc. First Lien Term Loan, 10.065% (3-Month USD Libor+575 basis points), 6/16/2023[2,3,4]	4,277,869
	Accurus Aerospace Corporation
7,980,000	First Lien Term Loan, 7.722% (3-Month USD Libor+575 basis points), 4/5/2028[2,3,4]	7,833,599
1,995,000	First Lien Term Loan, 7.722% (3-Month USD Libor+575 basis points), 4/5/2028[2,3,4]	1,958,400
14,905,078	Aero Operating LLC Incremental Term Loan, 10.130% (1-Month USD Libor+700 basis points), 2/7/2026[2,3,4]	14,343,498
1,661,622	AGData First Lien Term Loan, 6.250% (3-Month USD Libor+475 basis points), 7/21/2023[2,3,4]	1,623,936
7,312,500	AG-Twin Brook Aerospace First Lien Term Loan, 10.365% (1-Month USD Libor+725 basis points), 12/6/2024[2,3,4,7]	6,997,871
	AG-Twin Brook Industrials
17,760,000	Delayed Draw, 1.000%, 1/17/2026[2,4,5]	17,624,292
2,240,000	Delayed Draw, 7.806% (3-Month USD Libor+500 basis points), 1/17/2026[2,3,4]	2,222,884

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments
As of September 30, 2022 (Unaudited) (Continued)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	INDUSTRIALS (Continued)
	Air Comm Corporation, LLC
$2,113,764	Revolver, 0.500%, 7/1/2027[2,4,5]	$2,086,958
1,044,051	Revolver, 0.500%, 7/1/2027[2,4,5]	1,030,811
9,079,573	Delayed Draw, 8.377% (3-Month USD Libor+550 basis points), 7/1/2027[2,3,4]	8,964,429
325,260	Revolver, 8.377% (3-Month USD Libor+550 basis points), 7/1/2027[2,3,4]	321,135
13,280,488	First Lien Term Loan, 8.377% (3-Month USD Libor+550 basis points), 7/1/2027[2,3,4]	13,112,068
13,754,654	Delayed Draw, 8.378% (3-Month USD Libor+550 basis points), 7/1/2027[2,3,4]	13,580,221
140,159	Revolver, 8.627% (3-Month USD Libor+550 basis points), 7/1/2027[2,3,4]	138,382
29,684,160	Airnov, Inc. First Lien Term Loan, 8.602% (3-Month USD Libor+500 basis points), 12/19/2025[2,3,4]	29,488,035
	Any Hour, LLC
2,000,000	Revolver, 0.500%, 7/21/2027[2,4,5]	1,969,637
4,566,667	Delayed Draw, 1.000%, 7/21/2027[2,4,5]	4,528,398
6,633,333	Delayed Draw, 6.250% (3-Month USD Sofr+525 basis points), 7/21/2027[2,3,4]	6,532,631
6,637,600	Delayed Draw, 6.756% (3-Month USD Sofr+525 basis points), 7/21/2027[2,3,4]	6,536,833
5,433,333	Delayed Draw, 7.722% (3-Month USD Sofr+525 basis points), 7/21/2027[2,3,4]	5,387,803
11,220,000	First Lien Term Loan, 7.982% (3-Month USD Sofr+525 basis points), 7/21/2027[2,3,4]	11,049,666
	Apex Service Partners, LLC
2,000,000	Revolver, 0.500%, 7/31/2025[2,4,5]	1,929,645
9,375,405	First Lien Term Loan, 6.250% (3-Month USD Libor+525 basis points), 7/31/2025[2,3,4]	9,115,903
10,157,316	Delayed Draw, 6.250% (3-Month USD Libor+525 basis points), 7/31/2025[2,3,4]	9,800,006
1,000,000	First Lien Term Loan, 6.250% (3-Month USD Libor+525 basis points), 7/31/2025[2,3,4]	964,822
2,483,512	Delayed Draw, 6.500% (3-Month USD Libor+550 basis points), 7/31/2025[2,3,4]	2,414,771
4,996,600	Delayed Draw, 6.676% (3-Month USD Libor+525 basis points), 7/31/2025[2,3,4]	4,820,832
6,766,000	First Lien Term Loan, 9.174% (3-Month USD Libor+550 basis points), 7/31/2025[2,3,4]	6,527,988
9,230,769	First Lien Term Loan, 12.500% PIK (Fixed Rate+1,250 basis points), 7/22/2027[2,3,4,10]	8,967,704
3,816,622	Aptean, Inc. First Lien Term Loan, 7.320% (3-Month USD Libor+425 basis points), 4/23/2026[2,3]	3,622,071
	Ardurra Group LLC
6,750,000	First Lien Term Loan, 10.534% (1-Month USD Sofr+750 basis points), 9/1/2025[2,3,4]	6,514,937
4,851,240	Delayed Draw, 10.640% (1-Month USD Sofr+750 basis points), 9/1/2025[2,3,4]	4,682,300
8,311,791	First Lien Term Loan, 10.640% (1-Month USD Sofr+750 basis points), 9/1/2025[2,3,4]	8,022,340
1,704,095	First Lien Term Loan, 10.640% (1-Month USD Sofr+750 basis points), 9/1/2025[2,3,4]	1,644,751
	Armada Parent, Inc.
2,383,333	Revolver, 0.500%, 10/29/2027[2,4,5]	2,340,479
1,000,000	Delayed Draw, 1.000%, 10/29/2027[2,4,5]	982,019
19,850,000	First Lien Term Loan, 8.556% (3-Month USD Libor+575 basis points), 10/29/2027[2,3,4]	19,493,082

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments
As of September 30, 2022 (Unaudited) (Continued)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	INDUSTRIALS (Continued)
$1,000,000	Delayed Draw, 9.392% (3-Month USD Libor+575 basis points), 10/29/2027[2,3,4]	$982,019
16,667	Revolver, 9.424% (3-Month USD Libor+575 basis points), 10/29/2027[2,3,4]	16,367
4,974,937	Arrowhead Holdco Company First Lien Term Loan, 7.570% (3-Month USD Libor+450 basis points), 8/31/2028[2,3,4,7]	4,864,364
	AWT Merger Sub, Inc.
928,571	Revolver, 0.500%, 12/17/2026[2,4,5]	919,117
1,424,370	Delayed Draw, 1.000%, 12/17/2026[2,4,5]	1,409,867
2,490,357	Delayed Draw, 8.994% (3-Month USD Libor+575 basis points), 12/17/2026[2,3,4]	2,465,000
142,857	Revolver, 8.994% (3-Month USD Libor+575 basis points), 12/17/2026[2,3,4]	141,403
6,332,143	First Lien Term Loan, 8.994% (3-Month USD Libor+575 basis points), 12/17/2026[2,3,4]	6,267,668
994,566	Delayed Draw, 8.994% (3-Month USD Libor+575 basis points), 12/17/2026[2,3,4]	984,439
	Beacon Mobility Corp.
1,000,000	Revolver, 0.500%, 5/22/2024[2,4,5]	979,820
17,560,057	Delayed Draw, 7.868% (3-Month USD Libor+550 basis points), 5/22/2024[2,3,4]	17,205,689
4,968,193	Delayed Draw, 7.868% (3-Month USD Libor+550 basis points), 5/22/2024[2,3,4]	4,867,933
2,243,132	First Lien Term Loan, 8.715% (3-Month USD Libor+550 basis points), 5/22/2024[2,3,4]	2,197,865
	Blackbird Purchaser, Inc.
10,713,282	Delayed Draw, 1.000%, 4/8/2026[2,4,5]	10,282,858
13,299,888	First Lien Term Loan, 7.621% (3-Month USD Libor+450 basis points), 4/8/2026[2,3,4]	12,765,543
	BlueHalo Global Holdings, LLC
341,663	Revolver, 0.500%, 10/31/2025[2,4,5]	333,231
944,051	Revolver, 8.685% (3-Month USD Libor+600 basis points), 10/31/2025[2,3,4]	920,753
17,339,169	First Lien Term Loan, 8.867% (3-Month USD Libor+600 basis points), 10/31/2025[2,3,4]	16,911,247
14,962,500	BP Purchaser, LLC First Lien Term Loan, 8.736% (3-Month USD Libor+550 basis points), 12/10/2028[2,3,4]	14,114,521
	British Engineering Services Holdco Limited
GBP 950,968	Revolver, 9.221% (3-Month GBP Libor+703 basis points), 12/2/2027[2,3,4,6]	1,029,778
GBP 396,237	First Lien Term Loan, 9.221% (3-Month GBP Libor+703 basis points), 12/2/2027[2,3,4,6]	429,075
	Caldwell & Gregory LLC
2,000,000	Delayed Draw, 1.000%, 12/5/2023[2,4,5]	1,979,636
13,000,000	Delayed Draw, 8.399% (3-Month USD Sofr+550 basis points), 12/5/2023[2,3,4]	12,867,632
14,922,891	First Lien Term Loan, 9.315% (3-Month USD Sofr+550 basis points), 12/5/2023[2,3,4]	14,770,944
6,371,638	Captive Resources Midco, LLC First Lien Term Loan, 8.534% (3-Month USD Sofr+550 basis points), 7/1/2029[2,3,4]	6,244,408
	CC WDW Borrower, Inc.
1,631,196	Delayed Draw, 1.000%, 1/27/2028[2,4,5]	1,603,520
3,262,391	First Lien Term Loan, 9.429% (3-Month USD Sofr+675 basis points), 1/27/2028[2,3,4]	3,162,168

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments
As of September 30, 2022 (Unaudited) (Continued)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	INDUSTRIALS (Continued)
$12,000,000	CGI Parent, LLC First Lien Term Loan, 7.793% (3-Month USD Libor+450 basis points), 2/14/2028[2,3,4]	$11,749,951
	Citrin Cooperman Advisors, LLC
2,647,908	Delayed Draw, 1.000%, 10/1/2027[2,4,5]	2,604,474
17,793,939	Delayed Draw, 1.000%, 10/1/2027[2,4,5]	17,506,994
22,206,061	Delayed Draw, 7.077% (3-Month USD Sofr+500 basis points), 10/1/2027[2,3,4]	21,847,965
3,304,473	Delayed Draw, 7.077% (3-Month USD Sofr+500 basis points), 10/1/2027[2,3,4]	3,250,269
2,640,441	Delayed Draw, 7.675% (6-Month USD Sofr+500 basis points), 10/1/2027[2,3,4]	2,591,380
6,161,029	First Lien Term Loan, 9.209% (6-Month USD Sofr+500 basis points), 10/1/2027[2,3,4]	6,049,634
	Colonial Bag, LLC
4,426,168	First Lien Term Loan, 8.174% (3-Month USD Libor+450 basis points), 9/3/2025[2,3,4]	4,396,924
9,900,000	Incremental Term Loan, 8.270% (3-Month USD Libor+500 basis points), 9/3/2025[2,3,4]	9,834,590
	Comar Holding Company, LLC
4,910,540	First Lien Term Loan, 9.424% (3-Month USD Libor+625 basis points), 6/18/2024[2,3,4]	4,878,095
776,043	Delayed Draw, 9.924% (3-Month USD Libor+625 basis points), 6/18/2024[2,3,4]	770,916
	Continental Acquisition Holdings, Inc.
2,665,195	Delayed Draw, 9.001% (3-Month USD Libor+675 basis points), 1/20/2027[2,3,4]	2,607,680
7,229,911	First Lien Term Loan, 9.001% (3-Month USD Libor+675 basis points), 1/20/2027[2,3,4]	7,073,889
	Coretrust Purchasing Group LLC
250,000	Revolver, 0.500%, 9/30/2029[2,4,5]	242,500
2,819,549	Revolver, 0.500%, 9/30/2029[2,4,5]	2,734,962
596,443	Delayed Draw, 1.000%, 9/30/2029[2,4,5]	587,496
2,819,549	Delayed Draw, 1.000%, 9/30/2029[2,4,5]	2,777,256
4,095,575	First Lien Term Loan, 9.784% (3-Month USD Sofr+675 basis points), 9/30/2029[2,3,4]	3,972,708
19,360,902	First Lien Term Loan, 9.784% (3-Month USD Sofr+675 basis points), 9/30/2029[2,3,4]	18,780,075
EUR 900,000	CVL 3 First Lien Term Loan, 5.500% (3-Month EURIBOR+550 basis points), 12/21/2028[2,3,4,6]	855,879
	Dispatch Acquisition Holdings, LLC
7,920,000	First Lien Term Loan, 6.500% (3-Month USD Libor+465 basis points), 3/25/2028[2,3,4]	7,619,408
2,750,000	First Lien Term Loan, 6.830% (3-Month USD Libor+475 basis points), 3/25/2028[2,3,4]	2,645,628
13,860,000	First Lien Term Loan, 7.924% (3-Month USD Libor+425 basis points), 3/25/2028[2,3,4]	13,333,964
	DTI Holdco, Inc.
381,012	Revolver, 0.500%, 4/26/2027[2,4,5]	375,231
500,960	Revolver, 7.784% (3-Month USD Sofr+475 basis points), 4/26/2027[2,3,4,7]	493,360

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments
As of September 30, 2022 (Unaudited) (Continued)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	INDUSTRIALS (Continued)
$6,773,548	First Lien Term Loan, 7.327% (1-Month USD Sofr+475 basis points), 4/26/2029[2,3,4,7]	$6,536,015
	Dwyer Instruments, Inc.
1,620,617	Revolver, 0.500%, 7/21/2027[2,4,5]	1,587,942
807,012	Revolver, 0.500%, 7/21/2027[2,4,5]	790,741
1,912,917	Delayed Draw, 1.000%, 7/21/2027[2,4,5,7]	1,893,474
300,114	Revolver, 8.877% (3-Month USD Libor+550 basis points), 7/21/2027[2,3,4,7]	294,063
149,447	Revolver, 8.877% (6-Month USD Libor+600 basis points), 7/21/2027[2,3,4,7]	146,433
3,193,216	Delayed Draw, 9.174% (3-Month USD Libor+550 basis points), 7/21/2027[2,3,4,7]	3,160,761
7,621,969	First Lien Term Loan, 9.750% (3-Month USD Libor+600 basis points), 7/21/2027[2,3,4,7]	7,468,294
	Easy Ice, LLC
6,134,165	Delayed Draw, 1.000%, 12/31/2024[2,4,5]	6,093,636
1,106,160	Delayed Draw, 8.495% (3-Month USD Libor+475 basis points), 12/31/2024[2,3,4]	1,098,851
5,421,255	First Lien Term Loan, 8.783% (3-Month USD Libor+475 basis points), 12/31/2024[2,3,4]	5,385,436
4,911,839	First Lien Term Loan, 8.920% (3-Month USD Libor+475 basis points), 12/31/2024[2,3,4]	4,879,386
802,327	First Lien Term Loan, 7.649% (3-Month USD Libor+475 basis points), 12/31/2025[2,3,4]	797,026
8,000,000	Echo Global Logistics, Inc. Second Lien Term Loan, 8.239% (1-Month USD Libor+700 basis points), 11/23/2029[2,3,4]	7,834,415
4,575,203	EShipping First Lien Term Loan, 8.115% (3-Month USD Libor+575 basis points), 11/5/2027[2,3,4]	4,528,618
	Explorer Investor, Inc.
5,232,558	Delayed Draw, 1.000%, 6/28/2029[2,4,5]	4,890,115
24,767,442	First Lien Term Loan, 8.455% (1-Month USD Sofr+600 basis points), 6/28/2029[2,3,4]	23,146,544
4,098,361	FCG Acquisitions, Inc. First Lien Term Loan, 8.303% (3-Month USD Sofr+475 basis points), 4/1/2028[2,3,4,7]	3,922,384
	FLS Holding, Inc.
2,000,000	Revolver, 0.500%, 12/17/2027[2,4,5]	1,959,439
23,000,000	First Lien Term Loan, 8.777% (3-Month USD Libor+525 basis points), 12/17/2028[2,3,4]	22,533,553
5,000,000	Delayed Draw, 8.815% (3-Month USD Libor+525 basis points), 12/17/2028[2,3,4]	4,898,598
	Fortis Solutions Group, LLC
1,679,160	Revolver, 0.500%, 10/15/2027[2,4,5]	1,650,146
119,940	Revolver, 9.670% (3-Month USD Libor+550 basis points), 10/15/2027[2,3,4]	117,868
602,699	Delayed Draw, 1.000%, 10/15/2028[2,4,5]	592,285
10,000,000	Delayed Draw, 1.000%, 10/15/2028[2,4,5]	9,902,037
3,145,427	Delayed Draw, 8.543% (3-Month USD Libor+550 basis points), 10/15/2028[2,3,4]	3,091,077
14,379,160	First Lien Term Loan, 9.174% (3-Month USD Libor+550 basis points), 10/15/2028[2,3,4]	14,130,703

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments
As of September 30, 2022 (Unaudited) (Continued)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	INDUSTRIALS (Continued)
	Gerson Lehrman Group, Inc.
$9,796,954	First Lien Term Loan, 8.127% (3-Month USD Libor+525 basis points), 12/5/2024[2,3,4]	$9,718,139
25,000,000	First Lien Term Loan, 8.127% (3-Month USD Libor+525 basis points), 12/5/2024[2,3,4]	24,798,879
29,700,000	First Lien Term Loan, 8.924% (3-Month USD Libor+525 basis points), 12/5/2024[2,3,4]	29,461,068
	Graffiti Buyer, Inc.
1,303,199	Revolver, 0.500%, 8/10/2027[2,4,5]	1,280,158
5,044,643	Delayed Draw, 1.000%, 8/10/2027[2,4,5]	4,955,450
1,219,122	Revolver, 8.118% (3-Month USD Libor+575 basis points), 8/10/2027[2,3,4]	1,197,567
11,181,871	First Lien Term Loan, 9.424% (3-Month USD Libor+575 basis points), 8/10/2027[2,3,4]	10,984,167
27,725,813	Guidehouse, Inc. First Lien Term Loan, 9.365% (3-Month USD Libor+625 basis points), 10/16/2028[2,3,4]	27,171,297
	HPS Industrials
9,792,353	First Lien Term Loan, 9.424% (3-Month USD Libor+550 basis points), 7/25/2025[2,3,4,7]	9,824,931
23,705,666	First Lien Term Loan, 9.238% (3-Month USD Libor+675 basis points), 10/15/2026[2,3,4]	23,504,862
	HSI Halo Acquisition, Inc.
875,000	Revolver, 0.500%, 9/2/2025[2,4,5]	856,442
175,000	Revolver, 9.493% (3-Month USD Libor+575 basis points), 9/2/2025[2,3,4,7]	171,288
1,489,630	Delayed Draw, 9.831% (3-Month USD Libor+575 basis points), 8/31/2026[2,3,4,7]	1,456,522
8,464,978	First Lien Term Loan, 9.831% (3-Month USD Libor+575 basis points), 8/31/2026[2,3,4,7]	8,297,735
	iCIMS, Inc.
184,671	Revolver, 0.500%, 9/12/2024[2,4,5]	182,569
1,904,761	Revolver, 0.500%, 8/18/2028[2,4,5]	1,858,674
20,000,000	First Lien Term Loan, 9.487% (3-Month USD Sofr+675 basis points), 8/18/2028[2,3,4]	19,516,087
20,000,000	Infogain Corporation First Lien Term Loan, 7.857% (3-Month USD Sofr+575 basis points), 7/30/2028[2,3,4]	19,533,421
14,848,481	Intergulf Corp. First Lien Term Loan, 9.424% (2-Month USD Libor+575 basis points), 11/16/2023[2,3,4]	14,726,817
	Isaac Heating & Air Conditioning
2,368,421	Revolver, 0.500%, 5/7/2027[2,4,5]	2,338,385
947,368	Delayed Draw, 1.000%, 5/7/2027[2,4,5]	935,354
7,815,789	First Lien Term Loan, 8.162% (3-Month USD Libor+500 basis points), 5/7/2027[2,3,4]	7,716,672
3,773,684	Delayed Draw, 9.030% (3-Month USD Libor+525 basis points), 5/7/2027[2,3,4]	3,725,827
	ISS Compressors Industries, Inc.
124,136	First Lien Term Loan, 9.203% (3-Month USD Libor+550 basis points), 2/5/2026[2,3,4]	119,930
103,705	First Lien Term Loan, 9.203% (3-Month USD Libor+550 basis points), 2/5/2026[2,3,4]	100,192

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments
As of September 30, 2022 (Unaudited) (Continued)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	INDUSTRIALS (Continued)
$83,333	Revolver, 0.500%, 8/9/2026[2,4,5]	$80,510
291,667	Revolver, 8.664% (3-Month USD Libor+550 basis points), 8/9/2026[2,3,4]	281,786
4,481,585	First Lien Term Loan, 9.203% (3-Month USD Libor+550 basis points), 8/9/2026[2,3,4]	4,329,759
	Jade Bidco Limited
EUR 538,430	First Lien Term Loan, 6.250% (6-Month EUR Libor+600 basis points), 12/3/2026[2,3,4,6]	511,075
3,375,128	First Lien Term Loan, 7.050% (3-Month USD Libor+600 basis points), 12/3/2026[2,3,4]	3,269,008
20,000,000	First Lien Term Loan, 7.050% (3-Month USD Sofr+625 basis points), 2/16/2029[2,3,4]	19,371,162
	Komline-Sanderson Group, Inc.
1,171,875	Revolver, 0.500%, 3/17/2026[2,4,5]	1,154,310
4,687,500	Delayed Draw, 1.000%, 3/17/2026[2,4,5]	4,617,242
8,008,073	First Lien Term Loan, 8.750% (3-Month USD Libor+600 basis points), 3/17/2026[2,3,4]	7,888,044
2,176,498	First Lien Term Loan, 8.750% (3-Month USD Libor+600 basis points), 3/17/2026[2,3,4]	2,143,875
9,464,871	Delayed Draw, 8.905% (3-Month USD Libor+600 basis points), 3/17/2026[2,3,4]	9,323,008
1,171,875	Revolver, 9.052% (3-Month USD Libor+600 basis points), 3/17/2026[2,3,4]	1,154,310
2,343,750	First Lien Term Loan, 9.155% (3-Month USD Libor+600 basis points), 3/17/2026[2,3,4]	2,308,621
	KPSKY Acquisition, Inc.
4,375,000	Delayed Draw, 1.000%, 10/19/2028[2,4,5]	4,317,994
13,082,232	First Lien Term Loan, 8.584% (1-Month USD Libor+550 basis points), 10/19/2028[2,3,4]	12,292,419
1,500,761	Delayed Draw, 10.750% (1-Month USD Libor+625 basis points), 10/19/2028[2,3,4]	1,481,206
625,000	Delayed Draw, 10.750% (3-Month USD Libor+625 basis points), 10/19/2028[2,3,4]	616,856
	Lav Gear Holdings, Inc.
5,340,955	First Lien Term Loan, 9.953% PIK (1-Month USD Sofr+640 basis points), 10/31/2024[2,3,4,10]	5,259,873
234,477	First Lien Term Loan, 9.953% PIK (3-Month USD Sofr+640 basis points), 10/31/2024[2,3,4,10]	230,917
18,361,250	Lereta, LLC First Lien Term Loan, 8.365% (1-Month USD Libor+525 basis points), 7/30/2028[2,3]	15,701,807
	Liquid Environmental
4,136,372	Delayed Draw, 7.147% (3-Month USD Libor+525 basis points), 5/31/2026[2,3,4,7]	4,048,641
9,803,995	First Lien Term Loan, 7.381% (3-Month USD Libor+475 basis points), 5/31/2026[2,3,4,7]	9,596,055
	Lithium Technologies, LLC
367,018	Revolver, 0.500%, 10/3/2022[2,4,5]	362,840
244,678	Revolver, 10.530% (3-Month USD Libor+800 basis points), 10/3/2022[2,3,4]	241,893
8,792,149	First Lien Term Loan, 10.530% (3-Month USD Libor+800 basis points), 10/3/2022[2,3,4]	8,692,077

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments
As of September 30, 2022 (Unaudited) (Continued)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	INDUSTRIALS (Continued)
$5,000,000	Lynx Franchising, LLC First Lien Term Loan, 8.500% (3-Month USD Libor+625 basis points), 12/18/2026[2,3,4]	$4,901,294
	Majco LLC
1,200,000	Revolver, 0.500%, 12/23/2028[2,4,5]	1,151,788
6,583,333	Delayed Draw, 1.000%, 12/23/2028[2,4,5]	6,351,748
466,667	Revolver, 7.615% (1-Month USD Libor+450 basis points), 12/23/2028[2,3,4]	447,918
2,745,625	Delayed Draw, 8.243% (3-Month USD Libor+450 basis points), 12/23/2028[2,3,4]	2,649,041
8,977,500	First Lien Term Loan, 8.243% (3-Month USD Libor+450 basis points), 12/23/2028[2,3,4]	8,616,814
1,561,290	Management Consulting & Research, LLC Delayed Draw, 9.053% (3-Month USD Sofr+600 basis points), 10/29/2027[2,3,4]	1,540,137
	Marcone Yellowstone Buyer, Inc.
4,139,091	Delayed Draw, 1.000%, 6/23/2028[2,4,5]	4,014,179
2,888,312	Delayed Draw, 8.421% (3-Month USD Libor+550 basis points), 6/23/2028[2,3,4]	2,801,147
21,859,849	First Lien Term Loan, 9.174% (3-Month USD Libor+550 basis points), 6/23/2028[2,3,4,12]	21,200,151
	Motion & Control Enterprises LLC
1,224,685	Revolver, 0.500%, 6/1/2028[2,4,5]	1,196,518
185,881	Revolver, 6.805% (3-Month USD Sofr+475 basis points), 6/1/2028[2,3,4,7]	181,606
2,350,943	Delayed Draw, 7.803% (3-Month USD Sofr+490 basis points), 6/1/2028[2,3,4,7]	2,320,310
9,403,772	First Lien Term Loan, 8.195% (3-Month USD Sofr+475 basis points), 6/1/2028[2,3,4,7]	9,187,491
	NCWS Intermediate, Inc.
30,884	Delayed Draw, 1.000%, 12/29/2026[2,4,5]	30,229
7,651,556	Delayed Draw, 9.115% (3-Month USD Libor+600 basis points), 12/29/2026[2,3,4,7]	7,489,269
870,625	Delayed Draw, 9.115% (3-Month USD Libor+600 basis points), 12/29/2026[2,3,4,7]	851,274
1,995,953	Delayed Draw, 9.115% (3-Month USD Libor+600 basis points), 12/29/2026[2,3,4,7]	1,951,590
	Northstar Recycling
2,000,000	Revolver, 0.500%, 10/1/2027[2,4,5]	1,975,636
9,276,750	First Lien Term Loan, 8.424% (3-Month USD Libor+475 basis points), 10/1/2027[2,3,4]	9,163,742
2,000,000	First Lien Term Loan, 8.424% (3-Month USD Libor+475 basis points), 10/1/2027[2,3,4]	1,975,636
	Omni Intermediate Holdings, LLC
2,253,521	Revolver, 0.500%, 12/30/2025[2,4,5]	2,203,752
1,549,296	Delayed Draw, 1.000%, 12/30/2026[2,4,5]	1,530,570
4,533,321	Delayed Draw, 1.000%, 12/30/2026[2,4,5]	4,478,529
10,074,046	Delayed Draw, 8.000% (3-Month USD Sofr+500 basis points), 12/30/2026[2,3,4]	9,952,286
26,006,324	First Lien Term Loan, 8.642% (1-Month USD Sofr+500 basis points), 12/30/2026[2,3,4]	25,431,978
11,556,190	First Lien Term Loan, 8.642% (3-Month USD Sofr+500 basis points), 12/30/2026[2,3,4]	11,300,973

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments
As of September 30, 2022 (Unaudited) (Continued)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	INDUSTRIALS (Continued)
$7,000,000	Omni Logistics, LLC First Lien Term Loan, 7.104% (3-Month USD Sofr+500 basis points), 12/30/2026[2,3,4]	$6,836,697
35,000,000	P20 Parent, Inc. First Lien Term Loan, 10.534% (1-Month USD Sofr+750 basis points), 7/12/2028[2,3,4]	34,301,031
9,000,000	PaperWorks Industries, Inc First Lien Term Loan, 10.806% (3-Month USD Libor+800 basis points), 12/18/2025[2,3,4]	8,818,827
	PCX Holding Corp.
437,500	Revolver, 0.500%, 4/22/2027[2,4,5]	426,484
101,563	Delayed Draw, 1.000%, 4/22/2027[2,4,5]	99,054
2,984,375	Delayed Draw, 9.293% (3-Month USD Libor+625 basis points), 4/22/2027[2,3,4]	2,910,675
187,500	Revolver, 9.891% (3-Month USD Libor+625 basis points), 4/22/2027[2,3,4]	182,779
3,104,688	Delayed Draw, 9.924% (3-Month USD Libor+625 basis points), 4/22/2027[2,3,4]	3,026,513
6,187,500	First Lien Term Loan, 9.924% (3-Month USD Libor+625 basis points), 4/22/2027[2,3,4]	6,031,702
	Pele Buyer LLC
4,561,854	First Lien Term Loan, 7.615% (6-Month USD Libor+450 basis points), 6/18/2024[2,3,4]	4,515,404
173,216	First Lien Term Loan, 7.615% (6-Month USD Libor+450 basis points), 6/18/2024[2,3,4]	171,453
5,206,296	First Lien Term Loan, 7.615% (6-Month USD Libor+450 basis points), 6/18/2024[2,3,4]	5,153,285
	Polyphase Elevator Holding Company
18,593,400	Delayed Draw, 1.000%, 1/7/2028[2,4,5]	18,218,179
2,406,600	Delayed Draw, 9.174% (3-Month USD Libor+550 basis points), 1/7/2028[2,3,4]	2,358,034
9,924,812	First Lien Term Loan, 9.174% (3-Month USD Libor+550 basis points), 1/7/2028[2,3,4]	9,575,681
	Potter Electric Signal Company, LLC
456,895	Revolver, 0.500%, 12/19/2025[2,4,5]	447,205
2,647,890	Delayed Draw, 1.000%, 12/19/2025[2,4,5,7]	2,591,729
180,696	Revolver, 10.000% (Prime Rate+375 basis points), 12/19/2025[2,3,4,7]	176,864
10,660,946	First Lien Term Loan, 10.000% (Prime Rate+375 basis points), 12/19/2025[2,3,4,7]	10,434,831
5,000,000	Pregis TopCo LLC Second Lien Term Loan, 10.806% (3-Month USD Libor+800 basis points), 8/1/2027[2,3,4]	4,934,109
15,441,274	Prime Buyer, LLC First Lien Term Loan, 8.903% (3-Month USD Libor+525 basis points), 12/10/2027[2,3,4]	15,191,254
	PrimeFlight Aviation Services, Inc.
24,875,000	First Lien Term Loan, 8.575% (3-Month USD Sofr+550 basis points), 5/9/2024[2,3,4]	24,497,366
6,039,997	First Lien Term Loan, 8.575% (3-Month USD Sofr+550 basis points), 5/9/2024[2,3,4]	5,845,554
9,339,425	Delayed Draw, 9.174% (3-Month USD Libor+550 basis points), 10/15/2025[2,3,4]	9,134,625
13,034,500	Delayed Draw, 9.174% (3-Month USD Libor+550 basis points), 10/15/2025[2,3,4]	12,748,672

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments
As of September 30, 2022 (Unaudited) (Continued)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	INDUSTRIALS (Continued)
	PT Intermediate Holdings III, LLC
$2,477,550	First Lien Term Loan, 9.174% (3-Month USD Libor+550 basis points), 10/15/2025[2,3,4]	$2,423,221
21,845,250	First Lien Term Loan, 9.174% (3-Month USD Libor+550 basis points), 10/15/2025[2,3,4,12]	21,366,215
	Radwell International, LLC
2,921,300	Revolver, 0.500%, 12/11/2026[2,4,5]	2,844,315
7,303,400	Delayed Draw, 1.000%, 12/11/2026[2,4,5]	7,110,934
54,775,300	First Lien Term Loan, 9.403% (3-Month USD Sofr+585 basis points), 4/1/2029[2,3,4,12]	53,331,813
	RCS Industrials
285,714	Revolver, 0.500%, 1/31/2025[2,4,5]	283,827
1,357,609	First Lien Term Loan, 6.010% (3-Month USD Libor+500 basis points), 1/31/2025[2,3,4,7]	1,348,639
16,679,717	Retail Services WIS Corporation Delayed Draw, 8.750% (3-Month USD Libor+775 basis points), 5/20/2025[2,3,4]	16,011,250
	RQM Buyer, Inc.
4,687,500	Delayed Draw, 1.000%, 8/12/2023[2,4,5]	4,613,413
20,160,156	First Lien Term Loan, 9.315% (3-Month USD Sofr+550 basis points), 8/12/2026[2,3,4]	19,841,520
4,687,500	Delayed Draw, 9.315% (3-Month USD Sofr+550 basis points), 8/12/2026[2,3,4]	4,656,529
7,734,375	First Lien Term Loan, 9.315% (3-Month USD Sofr+550 basis points), 8/12/2026[2,3,4]	7,612,131
	S4T Holdings Corp.
4,545,455	Delayed Draw, 1.000%, 12/27/2026[2,4,5]	4,490,083
15,351,515	First Lien Term Loan, 9.155% (3-Month USD Sofr+600 basis points), 12/27/2026[2,3,4]	15,164,506
10,000,000	Safety Products Holdings, LLC First Lien Term Loan, 9.115% (3-Month USD Libor+600 basis points), 12/15/2026[2,3,4]	9,928,173
	Seko Global Logistics Network, LLC
32,358	Revolver, 0.500%, 12/30/2026[2,4,5]	31,604
32,358	Revolver, 9.500% (3-Month USD Libor+500 basis points), 12/30/2026[2,3,4]	31,603
	Seko Worldwide, LLC
EUR 10,569,991	First Lien Term Loan, 6.000% (1-Month EUR Libor+500 basis points), 12/30/2026[2,3,4,6]	10,117,017
10,000,000	First Lien Term Loan, 8.070% (3-Month USD Libor+500 basis points), 12/30/2026[2,3,4]	9,766,710
	Sonny’s Enterprises, LLC
640,244	Revolver, 0.500%, 8/5/2025[2,4,5]	636,014
900,915	Delayed Draw, 9.560% (3-Month USD Libor+675 basis points), 8/5/2026[2,3,4]	894,962
5,841,082	First Lien Term Loan, 9.560% (3-Month USD Libor+675 basis points), 8/5/2026[2,3,4]	5,802,490
	Spartronics LLC
478,297	Revolver, 0.500%, 12/31/2025[2,4,5]	475,136
3,529,054	Revolver, 7.557% (3-Month USD Libor+475 basis points), 12/31/2025[2,3,4]	3,505,737

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments
As of September 30, 2022 (Unaudited) (Continued)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	INDUSTRIALS (Continued)
$12,639,948	First Lien Term Loan, 7.814% (3-Month USD Libor+475 basis points), 12/31/2025[2,3,4]	$12,556,435
9,950,000	Standard Elevator Systems First Lien Term Loan, 9.487% (3-Month USD Libor+575 basis points), 12/2/2027[2,3,4]	9,619,879
3,796,508	Stats Intermediate Holdings, LLC First Lien Term Loan, 8.192% (3-Month USD Libor+525 basis points), 7/10/2026[2,3]	3,590,851
	System Planning and Analysis, Inc.
2,195,341	Revolver, 0.500%, 8/16/2027[2,4,5]	2,149,232
15,228,136	First Lien Term Loan, 8.728% (3-Month USD Sofr+600 basis points), 8/16/2027[2,3,4]	14,908,302
3,643,011	Delayed Draw, 1.000%, 10/29/2027[2,4,5]	3,593,653
	Tank Holding Corp.
1,780,415	Revolver, 0.500%, 3/31/2028[2,4,5]	1,737,816
48,219,585	First Lien Term Loan, 8.884% (1-Month USD Sofr+585 basis points), 3/31/2028[2,3,4,12]	47,065,839
15,000,000	First Lien Term Loan, 8.884% (1-Month USD Sofr+585 basis points), 3/31/2028[2,3,4,12]	14,641,096
9,874,214	Texas Hydraulics First Lien Term Loan, 10.370% (1-Month USD Libor+725 basis points), 12/22/2026[2,3,4]	9,704,566
GBP 13,639,922	The Citation Group Delayed Draw, 5.944% (3-Month GBP Libor+550 basis points), 3/9/2029[2,3,4,6]	15,129,301
	The Vertex Companies, Inc.
1,043,478	Revolver, 0.500%, 8/31/2026[2,4,5]	941,654
260,870	Revolver, 8.256% (1-Month USD Libor+550 basis points), 8/31/2026[2,3,4]	235,414
820,565	Delayed Draw, 1.000%, 8/31/2027[2,4,5]	740,493
3,092,478	Delayed Draw, 8.185% (1-Month USD Libor+550 basis points), 8/31/2027[2,3,4]	2,790,710
9,709,239	First Lien Term Loan, 8.615% (1-Month USD Libor+550 basis points), 8/31/2027[2,3,4]	8,761,798
	Time Manufacturing Acquisition, LLC
1,260,274	Revolver, 0.500%, 2/3/2023[2,4,5]	1,218,886
EUR 11,710,165	First Lien Term Loan, 7.250% (3-Month EUR Libor+650 basis points), 12/1/2027[2,3,4,6]	11,099,174
18,181,963	First Lien Term Loan, 7.304% (3-Month USD Libor+650 basis points), 12/1/2027[2,3,4]	17,584,857
1,753,425	Revolver, 9.543% (3-Month USD Libor+650 basis points), 12/1/2027[2,3,4]	1,695,841
24,875,000	Tinicum Voltage Acquisition Corp. First Lien Term Loan, 7.865% (3-Month USD Libor+450 basis points), 11/22/2024[2,3,4]	24,280,591
	Titan Group Holdco, LLC
1,950,000	Revolver, 0.500%, 8/12/2027[2,4,5]	1,915,522
321,317	Delayed Draw, 1.000%, 8/12/2027[2,4,5]	315,636
3,750,000	Delayed Draw, 1.000%, 8/12/2027[2,4,5]	3,683,697
2,500,000	Delayed Draw, 7.510% (3-Month USD Libor+450 basis points), 8/12/2027[2,3,4]	2,455,798

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments
As of September 30, 2022 (Unaudited) (Continued)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	INDUSTRIALS (Continued)
$2,178,683	Delayed Draw, 7.510% (3-Month USD Libor+450 basis points), 8/12/2027[2,3,4]	$2,140,162
550,000	Revolver, 7.983% (3-Month USD Libor+450 basis points), 8/12/2027[2,3,4]	540,276
8,684,375	First Lien Term Loan, 8.424% (3-Month USD Libor+450 basis points), 8/12/2027[2,3,4]	8,530,828
	TMC Buyer, Inc.
253,834	Delayed Draw, 1.000%, 6/30/2028[2,4,5]	220,835
3,680,589	First Lien Term Loan, 8.055% (3-Month USD Sofr+600 basis points), 6/30/2028[2,3,4]	3,202,112
	Transtar Holding Company
1,448,276	Delayed Draw, 0.500%, 1/22/2027[2,4,5]	1,414,850
10,295,131	First Lien Term Loan, 10.070% (1-Month USD Libor+700 basis points), 1/22/2027[2,3,4]	10,057,521
	Trident Maritime Systems, Inc.
222,222	Revolver, 0.500%, 2/26/2027[2,4,5]	220,182
777,778	Revolver, 1.000%, 2/26/2027[2,4,5]	770,636
666,667	Revolver, 8.052% (1-Month USD Libor+550 basis points), 2/26/2027[2,3,4]	660,545
3,053,333	First Lien Term Loan, 8.615% (1-Month USD Libor+550 basis points), 2/26/2027[2,3,4]	3,025,297
13,420,000	First Lien Term Loan, 8.674% (1-Month USD Libor+550 basis points), 2/26/2027[2,3,4]	13,296,773
	USRP Holdings, Inc.
645,161	Revolver, 0.500%, 7/3/2027[2,4,5]	628,288
6,892,844	Delayed Draw, 1.000%, 7/3/2027[2,4,5]	6,746,649
16,441,823	First Lien Term Loan, 9.174% (3-Month USD Libor+550 basis points), 7/3/2027[2,3,4]	16,093,098
3,145,613	Revolver, 0.500%, 7/23/2027[2,4,5]	3,063,345
4,950,884	First Lien Term Loan, 7.750% (3-Month USD Libor+550 basis points), 7/23/2027[2,3,4]	4,845,878
EUR 1,300,000	Utac Ceram First Lien Term Loan, 6.443% (3-Month EUR Libor+525 basis points), 9/29/2027[2,3,4,6]	1,241,931
19,073,917	Valcourt Holdings II, LLC First Lien Term Loan, 8.953% (3-Month USD Libor+540 basis points), 1/7/2027[2,3,4]	18,879,703
	VRC Companies, LLC
531,250	Revolver, 0.500%, 6/29/2027[2,4,5]	523,195
4,482,799	Delayed Draw, 1.000%, 6/29/2027[2,4,5]	4,414,826
3,118,113	Delayed Draw, 8.377% (3-Month USD Libor+550 basis points), 6/29/2027[2,3,4]	3,070,834
18,562,500	First Lien Term Loan, 8.377% (3-Month USD Libor+550 basis points), 6/29/2027[2,3,4]	18,281,038
4,323,632	First Lien Term Loan, 8.523% (3-Month USD Libor+550 basis points), 6/29/2027[2,3,4]	4,258,073
743,570	Delayed Draw, 8.956% (3-Month USD Libor+550 basis points), 6/29/2027[2,3,4]	732,295
93,750	Revolver, 10.750% (Prime Rate+450 basis points), 6/29/2027[2,3,4]	92,328
	VSG Acquisition Corp.
735,000	Revolver, 0.500%, 4/11/2028[2,4,5]	715,121

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments
As of September 30, 2022 (Unaudited) (Continued)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	INDUSTRIALS (Continued)
$8,003,333	Delayed Draw, 1.000%, 4/11/2028[2,4,5]	$7,786,875
163,333	Delayed Draw, 9.315% (3-Month USD Sofr+550 basis points), 4/11/2028[2,3,4,7]	158,916
1,598,333	Revolver, 9.315% (3-Month USD Sofr+550 basis points), 4/11/2028[2,3,4,7]	1,555,105
17,500,000	First Lien Term Loan, 9.315% (3-Month USD Sofr+550 basis points), 4/11/2028[2,3,4,7]	17,026,694
32,000,000	VSTG Intermediate Holdings, Inc. First Lien Term Loan, 7.676% (3-Month USD Sofr+525 basis points), 7/13/2029[2,3,4]	31,085,623
1,391,310	Wildcat Buyerco, Inc. Delayed Draw, 8.593% (3-Month USD Sofr+575 basis points), 2/27/2026[2,3,4,7]	1,382,117
		1,965,679,105
	MATERIALS — 4.6%
1,322,110	ADG Acquisiton, LLC Delayed Draw, 8.358% (3-Month USD Libor+588 basis points), 12/14/2023[2,3,4]	1,313,098
	Alpine Acquisition Corp.
21,946,649	First Lien Term Loan, 7.885% (3-Month USD Sofr+575 basis points), 11/30/2026[2,3,4]	20,956,020
2,500,000	First Lien Term Loan, 8.812% (3-Month USD Sofr+575 basis points), 11/30/2026[2,3,4]	2,387,155
71,380	Revolver, 0.500%, 3/1/2029[2,4,5]	68,158
29,078,514	First Lien Term Loan, 8.193% (3-Month USD Sofr+575 basis points), 3/1/2029[2,3,4]	27,765,966
404,488	Revolver, 10.500% (3-Month USD Sofr+575 basis points), 3/1/2029[2,3,4]	386,230
74,806,201	ASP Unifrax Holdings, Inc. First Lien Term Loan, 7.424% (3-Month USD Libor+375 basis points), 12/14/2025[2,3,4]	69,301,067
	Berlin Packaging LLC
2,828,099	Second Lien Term Loan, 1.000%, 11/7/2026[2,4,5]	2,685,718
EUR 13,068,750	Second Lien Term Loan, 8.443% (3-Month EUR Libor+700 basis points), 11/7/2026[2,3,4,6]	12,162,681
2,271,901	Second Lien Term Loan, 10.391% (3-Month USD Libor+675 basis points), 11/7/2026[2,3,4]	2,157,521
	Consolidated Label Co.
1,339,286	Revolver, 0.500%, 7/15/2026[2,4,5]	1,322,301
578,516	Revolver, 0.500%, 7/15/2026[2,4,5]	571,180
11,671,423	First Lien Term Loan, 7.818% (3-Month USD Libor+500 basis points), 7/15/2026[2,3,4]	11,523,409
4,950,000	Incremental Term Loan, 8.115% (3-Month USD Libor+500 basis points), 7/15/2026[2,3,4]	4,887,226
2,184,739	Cyxtera Equipment Leases First Lien Term Loan, 11.378% (3-Month USD Libor+825 basis points), 1/1/2024[2,3,4]	2,153,246
5,704,776	ENS Holdings III Corp. First Lien Term Loan, 8.424% (3-Month USD Libor+475 basis points), 12/31/2025[2,3,4,7]	5,606,152
7,460,886	HPS Materials First Lien Term Loan, 9.358% (3-Month USD Libor+588 basis points), 12/14/2023[2,3,4,7]	7,410,034

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments
As of September 30, 2022 (Unaudited) (Continued)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	MATERIALS (Continued)
	Indigo Buyer, Inc.
$1,666,667	Revolver, 0.500%, 5/23/2028[2,4,5]	$1,625,314
5,000,000	Delayed Draw, 1.000%, 5/23/2028[2,4,5,7]	4,925,698
333,333	Revolver, 8.632% (3-Month USD Sofr+585 basis points), 5/23/2028[2,3,4,7]	325,063
13,000,000	First Lien Term Loan, 8.632% (3-Month USD Sofr+585 basis points), 5/23/2028[2,3,4,7]	12,677,452
	Nelipak Holding Company
20,922,821	First Lien Term Loan, 7.365% (3-Month USD Libor+425 basis points), 7/2/2026[2,3,4]	20,590,222
4,077,179	First Lien Term Loan, 7.365% (3-Month USD Libor+425 basis points), 7/2/2026[2,3,4]	4,012,366
	New ILC Dover, Inc.
1,138,534	Revolver, 0.500%, 2/2/2026[2,4,5]	1,114,386
3,601,785	Delayed Draw, 1.000%, 2/2/2026[2,4,5]	3,525,392
3,961,015	Delayed Draw, 8.674% (3-Month USD Libor+500 basis points), 2/2/2026[2,3,4,7]	3,877,004
75,902	Revolver, 9.500% (Prime Rate+400 basis points), 2/2/2026[2,3,4]	74,292
50,602	Revolver, 10.250% (Prime Rate+400 basis points), 2/2/2026[2,3,4,7]	49,529
3,500,000	North Haven Goldfinc First Lien Term Loan, 11.750% (3-Month USD Libor+1,075 basis points), 12/23/2024[2,3,4]	3,344,014
	Oliver Packaging, LLC
1,269,841	Revolver, 0.500%, 7/6/2028[2,4,5]	1,248,500
8,730,159	First Lien Term Loan, 7.260% (3-Month USD Sofr+500 basis points), 7/6/2028[2,3,4]	8,583,440
	Olympic Buyer, Inc.
2,352,941	Revolver, 0.500%, 6/30/2028[2,4,5]	2,283,344
8,977,285	First Lien Term Loan, 6.774% (3-Month USD Libor+425 basis points), 6/30/2028[2,3,4]	8,711,750
17,391,188	First Lien Term Loan, 7.365% (1-Month USD Libor+425 basis points), 6/30/2028[2,3,4]	16,876,781
EUR 12,701,000	Optimum Group First Lien Term Loan, 6.843% (3-Month EUR Libor+565 basis points), 6/16/2028[2,3,4,6]	12,488,489
20,000,000	Oscar AcquisitionCo, LLC First Lien Term Loan, 8.153% (3-Month USD Sofr+450 basis points), 4/29/2029[2,3]	18,425,000
13,929,825	Pearlman Enterprises First Lien Term Loan, 7.384% (3-Month USD Libor+425 basis points), 5/5/2027[2,3,4,7]	13,634,378
	Rohrer Corporation
9,337,745	First Lien Term Loan, 7.564% (3-Month USD Libor+500 basis points), 3/15/2027[2,3,4,7]	9,139,695
2,630,511	First Lien Term Loan, 7.961% (3-Month USD Libor+500 basis points), 3/15/2027[2,3,4,7]	2,548,712
2,500,000	Tangent Technologies Acquisition, LLC Second Lien Term Loan, 9.993% (3-Month USD Sofr+875 basis points), 5/30/2028[2,3,4]	2,442,513

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments
As of September 30, 2022 (Unaudited) (Continued)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	MATERIALS (Continued)
	Technimark Holdings, LLC
$2,250,000	Second Lien Term Loan, 9.865% (1-Month USD Libor+675 basis points), 7/9/2029[2,3,4]	$2,157,370
12,750,000	Second Lien Term Loan, 9.865% (3-Month USD Libor+675 basis points), 7/9/2029[2,3,4]	12,225,097
	Tilley Chemical Co., Inc.
711,868	Revolver, 0.500%, 12/31/2026[2,4,5]	697,809
457,629	Revolver, 0.500%, 12/31/2026[2,4,5]	448,591
542,371	Revolver, 7.000% (3-Month USD Libor+600 basis points), 12/31/2026[2,3,4]	531,659
843,688	Revolver, 8.784% (3-Month USD Libor+550 basis points), 12/31/2026[2,3,4]	827,025
19,063,124	First Lien Term Loan, 8.784% (3-Month USD Libor+550 basis points), 12/31/2026[2,3,4]	18,686,640
1,556,439	First Lien Term Loan, 9.203% (3-Month USD Libor+550 basis points), 12/31/2026[2,3,4]	1,525,701
5,333,333	Delayed Draw, 9.303% (3-Month USD Libor+550 basis points), 12/31/2026[2,3,4]	5,228,003
24,875,000	USALCO, LLC First Lien Term Loan, 9.674% (3-Month USD Libor+600 basis points), 10/19/2027[2,3,4]	24,702,601
	V Global Holdings LLC
11,817,844	Revolver, 0.500%, 12/22/2025[2,4,5]	11,506,579
1,915,430	Revolver, 8.504% (3-Month USD Sofr+585 basis points), 12/22/2025[2,3,4,7]	1,864,981
24,526,533	First Lien Term Loan, 8.987% (3-Month USD Sofr+600 basis points), 12/22/2027[2,3,4,7]	23,880,540
		429,463,092
	REAL ESTATE — 1.1%
	Associations, Inc.
23,525,000	Revolver, 1.000%, 7/2/2027[2,4,5]	23,257,337
21,200,323	First Lien Term Loan, 7.859% PIK (3-Month USD Sofr+676 basis points), 7/2/2027[2,3,4,10]	20,959,110
3,957,887	Delayed Draw, 9.038% PIK (3-Month USD Sofr+676 basis points), 7/2/2027[2,3,4,10]	3,912,854
1,475,000	Delayed Draw, 9.090% PIK (3-Month USD Sofr+676 basis points), 7/2/2027[2,3,4,10]	1,458,218
	CRS TH Holdings Corp
4,237,288	Revolver, 0.500%, 12/1/2027[2,4,5]	4,101,787
6,355,932	Delayed Draw, 7.532% (3-Month USD Libor+475 basis points), 12/1/2027[2,3,4]	6,152,681
14,334,746	First Lien Term Loan, 7.865% (3-Month USD Libor+475 basis points), 12/1/2027[2,3,4]	13,876,347
3,659,575	Eagleview Technology Second Lien Term Loan, 11.174% (3-Month USD Libor+750 basis points), 8/14/2026[2,3]	3,429,532
	MRI Software LLC
2,159,885	Revolver, 0.500%, 2/10/2026[2,4,5,7]	2,114,075
11,885,000	Delayed Draw, 1.000%, 2/10/2026[2,4,5]	11,701,406
5,558,131	First Lien Term Loan, 9.174% (3-Month USD Libor+550 basis points), 2/10/2026[2,3,4,7]	5,440,245

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments
As of September 30, 2022 (Unaudited) (Continued)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	REAL ESTATE (Continued)
$2,984,739	First Lien Term Loan, 9.174% (3-Month USD Libor+550 basis points), 2/10/2026[2,3,4]	$2,950,278
5,615,000	First Lien Term Loan, 9.174% (3-Month USD Libor+550 basis points), 2/10/2026[2,3,4]	5,528,262
		104,882,132
	TECHNOLOGY — 25.9%
	1WorldSync, Inc.
143,901	Delayed Draw, 7.441% (3-Month USD Libor+575 basis points), 7/8/2025[2,3,4]	142,436
5,735,508	First Lien Term Loan, 8.226% (3-Month USD Libor+575 basis points), 7/8/2025[2,3,4]	5,677,108
4,949,158	First Lien Term Loan, 8.226% (3-Month USD Libor+575 basis points), 7/8/2025[2,3,4]	4,898,764
	Abracon Group Holdings, LLC
865,385	Revolver, 0.500%, 7/6/2028[2,4,5]	848,676
1,730,769	Revolver, 0.500%, 7/6/2028[2,4,5]	1,686,365
4,326,923	Delayed Draw, 1.000%, 7/6/2028[2,4,5]	4,258,932
2,163,462	Delayed Draw, 1.000%, 7/6/2028[2,4,5]	2,143,340
11,971,154	First Lien Term Loan, 9.512% (3-Month USD Sofr+575 basis points), 7/6/2028[2,3,4]	11,740,018
23,942,308	First Lien Term Loan, 9.512% (3-Month USD Sofr+575 basis points), 7/6/2028[2,3,4]	23,328,046
	Acquia, Inc.
179,339	Revolver, 0.500%, 10/31/2025[2,4,5]	177,513
123,599	Revolver, 9.076% (3-Month USD Libor+700 basis points), 10/31/2025[2,3,4]	122,340
2,031,627	First Lien Term Loan, 10.741% (1-Month USD Libor+700 basis points), 10/31/2025[2,3,4]	2,010,941
	ACS
3,890,051	First Lien Term Loan, 7.365% (3-Month USD Libor+425 basis points), 10/9/2026[2,3]	3,698,369
6,876,457	Second Lien Term Loan, 11.365% (3-Month USD Libor+825 basis points), 10/9/2027[2,3,4]	6,728,088
	Affinipay Midco, LLC
2,209,945	Revolver, 0.500%, 6/9/2028[2,4,5]	2,162,712
4,640,884	Delayed Draw, 1.000%, 6/9/2028[2,4,5]	4,588,039
33,149,171	First Lien Term Loan, 8.815% (3-Month USD Sofr+575 basis points), 6/9/2028[2,3,4]	32,459,630
	Afiniti, Inc.
14,691,124	First Lien Term Loan, 11.750% PIK 4.50% (Fixed Rate+725 basis points), 6/13/2024[2,3,4,10]	14,300,646
5,433,517	First Lien Term Loan, 11.750% PIK 4.50% (Fixed Rate+725 basis points), 6/13/2024[2,3,4,10]	5,290,185
	AG-Twin Brook Technology
9,925,000	First Lien Term Loan, 8.924% (3-Month USD Libor+525 basis points), 10/29/2026[2,3,4]	9,811,741
14,925,000	First Lien Term Loan, 8.306% (3-Month USD Libor+550 basis points), 10/5/2027[2,3,4]	14,747,774
55,000,000	AIDC Intermediate Co2, LLC First Lien Term Loan, 8.906% (3-Month USD Sofr+640 basis points), 7/22/2027[2,3,4]	54,140,747

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments
As of September 30, 2022 (Unaudited) (Continued)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	TECHNOLOGY (Continued)
	Alert Media, Inc.
$3,000,000	Delayed Draw, 1.000%, 6/20/2023[2,4,5,7]	$2,977,597
3,000,000	First Lien Term Loan, 7.743% (3-Month USD Sofr+500 basis points), 4/12/2027[2,3,4,7]	2,955,096
25,000,000	Anaplan, Inc. First Lien Term Loan, 9.534% (3-Month USD Sofr+650 basis points), 6/21/2029[2,3,4,12]	24,817,978
	Appfire Technologies, LLC
900,900	Revolver, 0.500%, 3/9/2027[2,4,5]	883,748
4,995,257	Delayed Draw, 1.000%, 3/9/2027[2,4,5]	4,900,155
11,020,000	Delayed Draw, 1.000%, 3/9/2027[2,4,5]	10,892,507
12,945,630	First Lien Term Loan, 7.705% (3-Month USD Sofr+550 basis points), 3/9/2027[2,3,4]	12,699,165
79,100	Revolver, 8.634% (3-Month USD Sofr+550 basis points), 3/9/2027[2,3,4]	77,594
	Applied Technical Services
727,273	Revolver, 0.500%, 12/29/2026[2,4,5]	722,468
2,909,091	Delayed Draw, 1.000%, 12/29/2026[2,4,5]	2,889,870
181,818	Revolver, 9.379% (3-Month USD Libor+575 basis points), 12/29/2026[2,3,4]	180,617
2,252,386	Delayed Draw, 9.424% (3-Month USD Libor+575 basis points), 12/29/2026[2,3,4]	2,237,505
6,715,909	First Lien Term Loan, 9.424% (3-Month USD Libor+575 basis points), 12/29/2026[2,3,4]	6,671,537
2,681,818	Delayed Draw, 9.424% (3-Month USD Libor+575 basis points), 12/29/2026[2,3,4]	2,664,099
500,000	Delayed Draw, 9.424% (3-Month USD Libor+575 basis points), 12/29/2026[2,3,4]	496,696
	Apptio, Inc.
557,223	Revolver, 0.500%, 1/10/2025[2,4,5]	544,585
371,482	Revolver, 8.455% (3-Month USD Libor+725 basis points), 1/10/2025[2,3,4]	363,057
8,232,848	First Lien Term Loan, 8.455% (3-Month USD Libor+725 basis points), 1/10/2025[2,3,4]	8,046,128
5,259,615	AQA Acquisition Holding, Inc. Second Lien Term Loan, 10.570% (3-Month USD Libor+750 basis points), 3/3/2029[2,3,4]	5,162,956
14,812,500	Arcstor Midco LLC First Lien Term Loan, 10.674% (3-Month USD Libor+700 basis points), 3/16/2027[2,3,4]	14,485,440
	ASG II, LLC
4,608,696	Delayed Draw, 1.000%, 5/25/2028[2,4,5]	4,536,057
30,724,638	First Lien Term Loan, 9.370% (3-Month USD Sofr+625 basis points), 5/25/2028[2,3,4]	29,934,920
8,004,594	ATP Intermediate, Inc. First Lien Term Loan, 9.976% (3-Month USD Libor+773 basis points), 6/16/2025[2,3,4]	7,846,166
2,399,923	AVI-SPL First Lien Term Loan, 9.049% (3-Month USD Libor+538 basis points), 3/10/2027[2,3,4]	2,384,067
	Benefit Street Technology
2,666,666	Revolver, 0.500%, 10/1/2026[2,4,5]	2,619,518

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments
As of September 30, 2022 (Unaudited) (Continued)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	TECHNOLOGY (Continued)
$24,875,000	First Lien Term Loan, 9.248% (3-Month USD Sofr+550 basis points), 10/1/2027[2,3,4]	$24,435,190
19,550,861	Delayed Draw, 1.000%, 5/2/2028[2,4,5]	19,166,841
156,406,889	First Lien Term Loan, 9.358% (3-Month USD Libor+625 basis points), 5/2/2028[2,3,4]	153,334,727
	Beta Plus Technologies, Inc.
6,700,000	Revolver, 0.500%, 7/1/2027[2,4,5]	6,549,462
50,000,000	First Lien Term Loan, 7.558% (3-Month USD Sofr+525 basis points), 7/1/2029[2,3,4]	49,001,588
	BetterCloud, Inc.
6,313,721	Revolver, 0.500% PIK, 6/30/2028[2,4,5,10]	6,186,423
40,826,435	First Lien Term Loan, 9.455% PIK (3-Month USD Sofr+700 basis points), 6/30/2028[2,3,4,10]	40,003,288
	Bigtime Software, Inc.
2,327,586	Revolver, 0.500%, 8/31/2028[2,4,5]	2,268,874
15,517,241	First Lien Term Loan, 9.075% (3-Month USD Sofr+650 basis points), 8/31/2028[2,3,4]	15,125,826
3,370,787	Black Mountain Second Lien Term Loan, 10.820% (3-Month USD Libor+775 basis points), 9/26/2027[2,3,4]	3,251,558
	Bounteous, Inc.
888,000	Revolver, 0.500%, 8/2/2027[2,4,5]	871,856
4,300,000	Delayed Draw, 1.000%, 8/2/2027[2,4,5]	4,221,823
4,468,950	Delayed Draw, 8.924% (3-Month USD Libor+500 basis points), 8/2/2027[2,3,4]	4,387,701
8,634,750	First Lien Term Loan, 8.924% (3-Month USD Libor+500 basis points), 8/2/2027[2,3,4]	8,477,764
2,139,250	First Lien Term Loan, 8.924% (3-Month USD Libor+500 basis points), 8/2/2027[2,3,4]	2,100,357
912,000	Revolver, 8.998% (3-Month USD Libor+500 basis points), 8/2/2027[2,3,4]	895,419
	BusinesSolver.com, Inc.
1,378,788	Delayed Draw, 1.000%, 12/1/2027[2,4,5]	1,331,526
5,108,409	First Lien Term Loan, 6.250% (3-Month USD Libor+550 basis points), 12/1/2027[2,3,4]	4,911,853
7,000,000	CAI Software First Lien Term Loan, 9.924% (3-Month USD Libor+625 basis points), 12/13/2028[2,3,4]	6,836,697
	Captify Intermediate Holdings Corp.
8,662,500	First Lien Term Loan, 9.000% (3-Month USD Libor+800 basis points), 7/12/2026[2,3,4]	8,494,995
2,487,500	Delayed Draw, 10.994% (3-Month USD Libor+800 basis points), 7/12/2026[2,3,4]	2,439,400
	CEB Acquisitionco, LLC
2,500,000	First Lien Term Loan, 8.560% (3-Month USD Libor+575 basis points), 12/21/2027[2,3,4]	2,458,448
2,487,500	First Lien Term Loan, 9.556% (3-Month USD Libor+375 basis points), 12/21/2027[2,3,4]	2,471,065
806,452	Charger Intermediateco, Inc. Delayed Draw, 8.615% (3-Month USD Libor+550 basis points), 2/28/2024[2,3,4]	792,863
1,898,941	Clarus First Lien Term Loan, 8.751% (3-Month USD Libor+650 basis points), 7/1/2025[2,3,4]	1,794,170

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments
As of September 30, 2022 (Unaudited) (Continued)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	TECHNOLOGY (Continued)
	Cleo Communications Holding, LLC
$2,140,000	Revolver, 0.500%, 6/11/2028[2,4,5]	$2,078,627
12,860,000	First Lien Term Loan, 9.694% (3-Month USD Libor+675 basis points), 6/11/2028[2,3,4]	12,491,191
10,000,000	Conservice Midco, LLC Second Lien Term Loan, 9.416% (3-Month USD Libor+775 basis points), 5/13/2028[2,3,4]	9,850,524
4,706,170	Corel Corporation First Lien Term Loan, 8.070% (3-Month USD Libor+500 basis points), 7/2/2026[2,3]	4,514,269
	DataLink, LLC
310,484	Revolver, 0.500%, 11/20/2026[2,4,5]	291,801
225,806	Revolver, 10.424% (3-Month USD Libor+675 basis points), 11/20/2026[2,3,4]	212,219
6,255,897	First Lien Term Loan, 10.424% (3-Month USD Libor+675 basis points), 11/20/2026[2,3,4]	5,879,461
45,000,000	David Phelps / Merlin Bridge Loan First Lien Term Loan, 10.115% (1-Month USD Libor+700 basis points), 12/31/2022[2,3,4,7]	44,469,551
12,500,000	DCert Buyer, Inc. Second Lien Term Loan, 9.903% (1-Month USD Libor+700 basis points), 2/24/2029[2,3,4]	11,642,924
25,000,000	Diamondback Acquisition, Inc. First Lien Term Loan, 8.615% (1-Month USD Libor+550 basis points), 9/13/2028[2,3,4]	24,458,087
	Diligent Corporation
5,925,000	First Lien Term Loan, 8.627% (3-Month USD Libor+575 basis points), 8/4/2025[2,3,4]	5,885,853
4,345,000	First Lien Term Loan, 8.627% (3-Month USD Libor+575 basis points), 8/4/2025[2,3,4]	4,316,292
710,400	Delayed Draw, 1.000%, 8/24/2025[2,4,5]	705,706
884,784	Delayed Draw, 8.627% (3-Month USD Libor+575 basis points), 8/24/2025[2,3,4]	878,938
EUR 6,500,000	Dragon Bidco First Lien Term Loan, 6.750% (6-Month EUR Libor+675 basis points), 4/27/2028[2,3,4,6]	6,169,765
	Emburse, Inc.
604,839	Revolver, 0.500%, 2/28/2024[2,4,5]	594,647
1,209,677	Delayed Draw, 1.000%, 2/28/2024[2,4,5]	1,189,294
2,016,129	First Lien Term Loan, 8.615% (3-Month USD Libor+550 basis points), 2/28/2024[2,3,4]	1,982,156
2,419,355	Delayed Draw, 8.615% (3-Month USD Libor+550 basis points), 2/28/2024[2,3,4]	2,378,587
201,613	Revolver, 8.615% (3-Month USD Libor+550 basis points), 2/28/2024[2,3,4]	198,216
17,741,935	First Lien Term Loan, 8.615% (3-Month USD Libor+550 basis points), 2/28/2024[2,3,4]	17,442,975
GBP 10,996,000	ERG Bidco, Ltd. First Lien Term Loan, 7.691% (3-Month GBP Libor+675 basis points), 6/25/2028[2,3,4,6]	11,882,726

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments
As of September 30, 2022 (Unaudited) (Continued)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	TECHNOLOGY (Continued)
	ESG Investments, Inc
$2,142,857	Revolver, 0.500%, 9/11/2027[2,4,5]	$2,046,052
8,035,714	Delayed Draw, 1.000%, 3/11/2028[2,4,5]	7,672,695
15,496,875	First Lien Term Loan, 8.203% (3-Month USD Sofr+450 basis points), 3/11/2028[2,3,4]	14,796,792
	Frontline Technologies Group LLC
6,226,612	Delayed Draw, 11.000% (3-Month USD Libor+475 basis points), 9/18/2023[2,3,4]	6,154,720
32,277,829	First Lien Term Loan, 11.000% (3-Month USD Libor+475 basis points), 9/18/2023[2,3,4]	31,905,151
26,237,030	First Lien Term Loan, 11.000% (3-Month USD Libor+475 basis points), 9/18/2023[2,3,4]	25,934,099
10,741,183	First Lien Term Loan, 11.000% (3-Month USD Libor+475 basis points), 9/18/2023[2,3,4]	10,617,166
	FSS Buyer LLC
920,223	Revolver, 0.500%, 8/31/2027[2,4,5]	903,492
690,167	Revolver, 6.500% (3-Month USD Libor+575 basis points), 8/31/2027[2,3,4]	677,619
18,389,610	First Lien Term Loan, 8.865% (3-Month USD Libor+575 basis points), 8/31/2028[2,3,4]	18,055,274
	Gainsight, Inc.
2,625,000	Revolver, 0.500% PIK, 7/30/2027[2,4,5,10]	2,547,385
21,515,836	First Lien Term Loan, 9.556% PIK (3-Month USD Libor+625 basis points), 7/30/2027[2,3,4,10,12]	20,879,664
SEK 11,250,000	Goldcup 25952 AB First Lien Term Loan, 8.243% (3-Month SEK Stibor+625 basis points), 8/18/2027[2,3,4,6]	1,006,944
	GovBrands Intermediate, Inc.
662,278	Revolver, 0.500%, 4/4/2027[2,4,5]	637,789
905,972	Delayed Draw, 1.000%, 4/4/2027[2,4,5]	872,472
1,946,320	Delayed Draw, 9.174% (3-Month USD Libor+550 basis points), 4/4/2027[2,3,4]	1,874,351
254,722	Revolver, 9.174% (3-Month USD Libor+550 basis points), 4/4/2027[2,3,4]	245,303
8,650,630	First Lien Term Loan, 9.174% (3-Month USD Libor+550 basis points), 4/4/2027[2,3,4]	8,330,754
20,000,000	HCSS First Lien Term Loan, 8.615% (3-Month USD Libor+575 basis points), 11/15/2027[2,3,4]	19,796,356
	Help Systems Holdings, Inc.
9,805,654	First Lien Term Loan, 7.134% (3-Month USD Libor+400 basis points), 11/19/2026[2,3]	9,040,813
10,000,000	Second Lien Term Loan, 9.884% (3-Month USD Libor+675 basis points), 11/19/2027[2,3,4]	9,672,351
1,980,000	HotSchedules First Lien Term Loan, 10.424% (3-Month USD Libor+675 basis points), 7/9/2025[2,3,4]	1,904,410
	HPS Technology
GBP 14,442,519	First Lien Term Loan, 5.258% (3-Month GBP Libor+550 basis points), 8/3/2025[2,3,4,6]	16,019,536

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments
As of September 30, 2022 (Unaudited) (Continued)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	TECHNOLOGY (Continued)
GBP 7,523,888	First Lien Term Loan, 7.915% (6-Month GBP Libor+625 basis points), 9/15/2027[2,3,4,6,7]	$8,345,442
GBP 20,744,922	Delayed Draw, 1.000%, 3/9/2029[2,4,5,6]	23,010,114
AUD 2,737,949	Delayed Draw, 5.250% (3-Month AUD BBSY+525 basis points), 3/9/2029[2,3,4,6]	1,739,708
	IG Investments
$722,543	Revolver, 0.500%, 9/22/2028[2,4,5]	684,845
9,231,069	First Lien Term Loan, 9.115% (3-Month USD Libor+600 basis points), 9/22/2028[2,3,4]	8,749,443
	Imagine Acquisitionco, Inc.
1,157,556	Revolver, 0.500%, 11/16/2027[2,4,5]	1,134,196
1,607,717	Delayed Draw, 1.000%, 11/16/2027[2,4,5]	1,575,273
7,198,553	First Lien Term Loan, 8.422% (3-Month USD Libor+550 basis points), 11/16/2027[2,3,4]	7,053,284
	insightsoftware
209,340	Revolver, 0.500%, 5/24/2024[2,4,5]	206,915
488,460	Revolver, 5.750% (3-Month USD Libor+475 basis points), 5/24/2024[2,3,4]	482,803
25,024,627	First Lien Term Loan, 8.662% (3-Month USD Libor+575 basis points), 5/24/2024[2,3,4]	24,734,793
1,999,993	Delayed Draw, 1.000%, 12/2/2026[2,4,5]	1,976,829
	Invicti Intermediate 2, LLC
1,090,909	Revolver, 0.500%, 11/16/2027[2,4,5,7]	1,056,986
10,909,091	First Lien Term Loan, 8.627% (3-Month USD Libor+575 basis points), 11/16/2027[2,3,4,7]	10,569,857
	IQN Holding Corp.
577,540	Revolver, 0.500%, 5/2/2028[2,4,5]	565,766
1,443,850	Delayed Draw, 1.000%, 5/2/2029[2,4,5]	1,421,558
6,978,610	First Lien Term Loan, 8.406% (3-Month USD Sofr+550 basis points), 5/2/2029[2,3,4]	6,836,338
7,000,000	Ivanti Software, Inc. Second Lien Term Loan, 10.332% (3-Month USD Libor+725 basis points), 12/1/2028[2,3,4]	6,736,309
NOK13,850,796	Jigsaw Bidco AS First Lien Term Loan, 10.320% (3-Month NOK Nibor+725 basis points), 5/3/2024[2,3,4,6]	1,263,653
	Kaseya, Inc.
4,100,000	Delayed Draw, 0.500% PIK, 6/23/2029[2,4,5,10]	4,058,790
4,100,000	Revolver, 0.500% PIK, 6/23/2029[2,4,5,10]	4,028,119
66,800,000	First Lien Term Loan, 8.286% PIK (3-Month USD Sofr+575 basis points), 6/23/2029[2,3,4,10,12]	65,628,872
	Kona Buyer, LLC
9,405,486	First Lien Term Loan, 8.303% (3-Month USD Sofr+475 basis points), 12/11/2027[2,3,4]	9,215,680
9,698,650	First Lien Term Loan, 8.303% (3-Month USD Sofr+475 basis points), 12/11/2027[2,3,4]	9,502,928

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments
As of September 30, 2022 (Unaudited) (Continued)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	TECHNOLOGY (Continued)
	Litera Bidco LLC
$14,272,628	First Lien Term Loan, 8.870% (1-Month USD Libor+575 basis points), 5/18/2023[2,3,4]	$14,110,870
10,727,372	First Lien Term Loan, 9.120% (1-Month USD Libor+600 basis points), 5/18/2023[2,3,4]	10,605,794
1,200,500	First Lien Term Loan, 8.870% (1-Month USD Libor+575 basis points), 5/29/2026[2,3,4]	1,186,894
1,200,500	First Lien Term Loan, 8.870% (1-Month USD Libor+575 basis points), 5/29/2026[2,3,4,7]	1,186,894
5,472,289	First Lien Term Loan, 9.120% (1-Month USD Libor+600 basis points), 5/29/2026[2,3,4]	5,410,269
2,254,297	First Lien Term Loan, 9.120% (1-Month USD Libor+600 basis points), 5/29/2026[2,3,4]	2,228,748
	LMG Holdings, Inc.
194,286	Revolver, 0.500%, 4/30/2026[2,4,5]	191,249
91,429	Revolver, 10.052% (3-Month USD Libor+650 basis points), 4/30/2026[2,3,4]	89,999
4,667,143	First Lien Term Loan, 10.674% (3-Month USD Libor+650 basis points), 4/30/2026[2,3,4]	4,593,723
	LogicMonitor, Inc.
2,513,966	First Lien Term Loan, 10.070% (3-Month USD Libor+650 basis points), 5/17/2023[2,3,4,7]	2,433,261
670,391	First Lien Term Loan, 10.070% (3-Month USD Libor+650 basis points), 5/17/2023[2,3,4,7]	648,870
4,189,944	First Lien Term Loan, 10.070% (3-Month USD Libor+650 basis points), 5/17/2023[2,3,4,7]	4,055,436
2,597,765	First Lien Term Loan, 10.070% (3-Month USD Sofr+650 basis points), 5/17/2023[2,3,4,7]	2,514,370
5,027,933	First Lien Term Loan, 10.070% (3-Month USD Libor+650 basis points), 5/17/2023[2,3,4,7]	4,866,523
23,608,280	First Lien Term Loan, 10.070% (3-Month USD Libor+650 basis points), 5/17/2023[2,3,4,7]	22,997,702
8,378,104	MAG DS Corp. First Lien Term Loan, 9.174% (1-Month USD Libor+550 basis points), 4/1/2027[1,2,3,4]	7,857,215
20,500,000	Mandolin Technology Intermediate Holdings, Inc. Second Lien Term Loan, 9.306% (3-Month USD Libor+650 basis points), 7/30/2029[2,3,4]	20,027,966
	ManTech International Corporation
5,689,166	Revolver, 0.500%, 9/14/2028[2,4,5]	5,548,591
1,054,852	Revolver, 8.556% (3-Month USD Sofr+575 basis points), 9/14/2028[2,3,4]	1,028,787
13,379,260	Delayed Draw, 1.000%, 9/14/2029[2,4,5]	13,181,820
54,876,722	First Lien Term Loan, 8.556% (3-Month USD Sofr+575 basis points), 9/14/2029[2,3,4]	53,520,765
	Marlin DTC-LS Midco 2, LLC
16,871,365	First Lien Term Loan, 9.570% (3-Month USD Libor+650 basis points), 7/1/2025[2,3,4]	15,940,506
2,914,145	First Lien Term Loan, 9.570% (3-Month USD Libor+650 basis points), 7/1/2025[2,3,4]	2,753,360

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments
As of September 30, 2022 (Unaudited) (Continued)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	TECHNOLOGY (Continued)
$7,500,000	Measurabl, Inc. First Lien Term Loan, 12.500% PIK (3-Month USD Sofr+550 basis points), 4/21/2026[2,3,4,10]	$7,404,444
	Mindbody, Inc.
1,428,571	Revolver, 0.500%, 2/14/2025[2,4,5]	1,392,601
7,004,407	First Lien Term Loan, 12.142% (3-Month USD Libor+700 basis points), 2/14/2025[2,3,4]	6,828,040
169,054	Misys Ltd. Second Lien Term Loan, 6.871% (3-Month USD Libor+350 basis points), 6/13/2024[2,3]	147,584
7,000,000	MyComplianceoffice, Inc. First Lien Term Loan, 10.785% (3-Month USD Libor+850 basis points), 12/29/2025[2,3,4]	6,820,557
	Netwrix Corporation And Concept Searching Inc.
2,870,000	Revolver, 0.500%, 6/9/2029[2,4,5]	2,829,051
15,308,156	Delayed Draw, 1.000%, 6/9/2029[2,4,5]	15,165,950
30,702,785	First Lien Term Loan, 7.903% (3-Month USD Sofr+500 basis points), 6/9/2029[2,3,4]	30,264,718
1,119,059	Delayed Draw, 8.341% (3-Month USD Sofr+500 basis points), 6/9/2029[2,3,4]	1,108,664
	New Era Merger Sub, Inc.
58,641	Revolver, 0.500%, 10/31/2026[2,4,5]	57,493
148,393	Revolver, 0.500%, 10/31/2026[2,4,5]	145,488
332,030	Delayed Draw, 1.000%, 10/31/2026[2,4,5]	325,529
2,018,043	Delayed Draw, 7.250% (3-Month USD Libor+625 basis points), 10/31/2026[2,3,4]	1,978,529
1,706,504	Delayed Draw, 7.250% (3-Month USD Libor+625 basis points), 10/31/2026[2,3,4]	1,673,090
3,141,722	First Lien Term Loan, 9.056% (3-Month USD Libor+625 basis points), 10/31/2026[2,3,4]	3,080,206
169,392	Revolver, 9.082% (3-Month USD Libor+625 basis points), 10/31/2026[2,3,4]	166,075
	Newscycle Solutions
2,298,037	First Lien Term Loan, 10.674% (3-Month USD Libor+700 basis points), 12/29/2022[2,3,4]	2,263,150
266,563	First Lien Term Loan, 10.674% (3-Month USD Libor+700 basis points), 12/29/2022[2,3,4]	262,516
346,788	Delayed Draw, 10.674% (3-Month USD Libor+700 basis points), 12/29/2022[2,3,4]	341,524
5,333,333	OEConnection LLC Second Lien Term Loan, 10.115% (3-Month USD Libor+700 basis points), 9/25/2027[2,3,4]	5,211,329
9,924,313	Options Technology Ltd. First Lien Term Loan, 8.392% (3-Month USD Libor+450 basis points), 12/26/2025[2,3,4]	9,743,882
7,481,250	OSP Lakeside Intermediate Holdings, LLC First Lien Term Loan, 11.721% (3-Month USD Libor+805 basis points), 7/31/2026[2,3,4]	7,327,705
	PC Dreamscape Opco, Inc.
1,315,789	Revolver, 0.500%, 4/25/2028[2,4,5]	1,273,885
3,289,474	Delayed Draw, 1.000%, 4/25/2028[2,4,5]	3,217,210

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments
As of September 30, 2022 (Unaudited) (Continued)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	TECHNOLOGY (Continued)
$3,289,474	Delayed Draw, 9.303% (3-Month USD Sofr+575 basis points), 4/25/2028[2,3,4]	$3,217,210
12,105,263	First Lien Term Loan, 9.303% (3-Month USD Sofr+575 basis points), 4/25/2028[2,3,4]	11,719,742
	PCS Software, Inc.
363,714	Revolver, 0.500%, 7/1/2024[2,4,5]	361,310
5,250,191	First Lien Term Loan, 9.703% (3-Month USD Libor+575 basis points), 7/1/2024[2,3,4]	5,215,503
20,364,444	PDFTron Systems, Inc. First Lien Term Loan, 8.564% (3-Month USD Sofr+550 basis points), 7/15/2027[2,3,4]	19,654,180
9,862,632	PDI TA Holdings, Inc. First Lien Term Loan, 7.157% (3-Month USD Libor+450 basis points), 10/24/2024[2,3,4]	9,564,992
	PDQ
1,764,706	Revolver, 0.500%, 8/27/2027[2,4,5]	1,739,680
7,358,824	Delayed Draw, 8.424% (3-Month USD Libor+475 basis points), 8/27/2027[2,3,4]	7,254,465
10,742,353	First Lien Term Loan, 8.424% (3-Month USD Libor+475 basis points), 8/27/2027[2,3,4]	10,590,011
	Pegasus Global Enterprise Holdings, LLC
1,268,825	Delayed Draw, 0.500%, 5/29/2025[2,4,5]	1,260,442
773,523	Delayed Draw, 9.424% (3-Month USD Libor+575 basis points), 5/29/2025[2,3,4]	768,412
2,747,879	First Lien Term Loan, 9.424% (3-Month USD Libor+575 basis points), 5/29/2025[2,3,4]	2,729,724
1,185,006	Perforce Software, Inc. First Lien Term Loan, 6.865% (1-Month USD Libor+375 basis points), 7/1/2026[2,3]	1,107,981
13,000,000	Polaris Newco, LLC Second Lien Term Loan, 11.168% (3-Month USD Libor+800 basis points), 6/4/2029[2,3,4]	12,692,986
	Prism Parent Co., Inc.
601,852	Delayed Draw, 1.000%, 9/16/2028[2,4,5]	595,833
2,407,407	First Lien Term Loan, 8.922% (3-Month USD Sofr+600 basis points), 9/16/2028[2,3,4]	2,359,259
	ProcessUnity Holdings, LLC
750,000	Revolver, 0.500%, 9/24/2028[2,4,5]	710,194
1,000,000	Delayed Draw, 1.000%, 9/24/2028[2,4,5]	955,224
250,000	Revolver, 9.080% (3-Month USD Libor+600 basis points), 9/24/2028[2,3,4]	236,731
5,000,000	First Lien Term Loan, 9.674% (3-Month USD Libor+600 basis points), 9/24/2028[2,3,4]	4,734,629
	Project Leopard Holdings, Inc.
60,000,000	First Lien Term Loan, 7.827% (3-Month USD Sofr+525 basis points), 7/20/2029[2,3,12]	54,025,200
14,677,325	First Lien Term Loan, 7.827% (3-Month USD Sofr+525 basis points), 7/20/2029[2,3]	13,215,757
	QF Holdings, Inc.
263,158	Revolver, 0.500%, 9/19/2024[2,4,5]	254,558
2,192,982	First Lien Term Loan, 10.425% (3-Month USD Libor+625 basis points), 9/19/2024[2,3,4]	2,121,320
438,596	Delayed Draw, 10.430% (3-Month USD Libor+625 basis points), 9/19/2024[2,3,4]	424,264

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments
As of September 30, 2022 (Unaudited) (Continued)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	TECHNOLOGY (Continued)
	Quantic Electronics, LLC
$500,000	Revolver, 0.500%, 11/19/2026[2,4,5]	$493,659
57,038	Revolver, 0.500%, 11/19/2026[2,4,5]	56,315
953,898	Delayed Draw, 1.000%, 11/19/2026[2,4,5]	941,801
2,453,209	Delayed Draw, 9.739% (3-Month USD Libor+625 basis points), 11/19/2026[2,3,4]	2,422,098
371,359	Revolver, 9.892% (3-Month USD Libor+625 basis points), 11/19/2026[2,3,4]	366,649
3,960,000	Delayed Draw, 9.924% (3-Month USD Libor+625 basis points), 11/19/2026[2,3,4]	3,909,780
5,417,500	First Lien Term Loan, 9.924% (3-Month USD Libor+625 basis points), 11/19/2026[2,3,4]	5,348,797
3,663,915	First Lien Term Loan, 9.924% (3-Month USD Libor+625 basis points), 11/19/2026[2,3,4]	3,617,450
20,000,000	Quest Software US Holdings, Inc. First Lien Term Loan, 10.227% (3-Month USD Sofr+750 basis points), 2/1/2030[2,3,4]	17,891,668
EUR 11,003,391	Questel International First Lien Term Loan, 7.443% (3-Month EUR Libor+625 basis points), 12/17/2027[2,3,4,6]	10,712,163
8,653,846	Quickbase, Inc. Second Lien Term Loan, 11.115% (3-Month USD Libor+800 basis points), 4/2/2027[2,3,4]	8,467,127
	Rally Buyer, Inc.
1,500,000	Revolver, 0.500%, 7/19/2028[2,4,5]	1,465,132
1,682,180	Revolver, 0.500%, 7/19/2028[2,4,5]	1,639,022
3,000,000	Delayed Draw, 1.000%, 7/19/2028[2,4,5]	2,960,164
3,364,360	Delayed Draw, 1.000%, 7/19/2028[2,4,5]	3,311,493
10,500,000	First Lien Term Loan, 8.782% (3-Month USD Sofr+575 basis points), 7/19/2028[2,3,4]	10,255,923
11,775,259	First Lien Term Loan, 8.782% (3-Month USD Sofr+575 basis points), 7/19/2028[2,3,4]	11,473,154
	Ranger Buyer, Inc.
1,538,462	Revolver, 0.500%, 11/18/2027[2,4,5]	1,528,297
384,615	Revolver, 8.865% (3-Month USD Libor+625 basis points), 11/18/2027[2,3,4]	382,074
23,019,231	First Lien Term Loan, 8.865% (3-Month USD Libor+625 basis points), 11/18/2028[2,3,4]	22,867,141
	RCS Technology
2,198,710	First Lien Term Loan, 9.174% (3-Month USD Libor+550 basis points), 2/28/2025[2,3,4,7]	2,184,183
341,528	Delayed Draw, 8.122% (3-Month USD Libor+575 basis points), 2/3/2026[2,3,4,7]	339,271
55,556	Revolver, 8.865% (3-Month USD Libor+575 basis points), 2/3/2026[2,3,4,7]	55,189
1,900,694	First Lien Term Loan, 8.865% (3-Month USD Libor+575 basis points), 2/3/2026[2,3,4,7]	1,888,136
	Recorded Future, Inc.
178,771	Revolver, 0.500%, 7/3/2025[2,4,5]	175,610
1,123,404	First Lien Term Loan, 8.924% (3-Month USD Libor+525 basis points), 7/3/2025[2,3,4]	1,103,542
	Redwood Services Group, LLC
9,608,532	Delayed Draw, 1.000%, 6/15/2029[2,4,5]	9,499,208
40,391,468	First Lien Term Loan, 9.307% (3-Month USD Sofr+600 basis points), 6/15/2029[2,3,4]	39,528,549

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments
As of September 30, 2022 (Unaudited) (Continued)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	TECHNOLOGY (Continued)
	Revalize, Inc.
$6,665,032	Delayed Draw, 1.000%, 4/15/2027[2,4,5]	$6,736,863
19,860,114	Delayed Draw, 9.424% (3-Month USD Libor+525 basis points), 4/15/2027[2,3,4]	20,074,153
4,631,055	Delayed Draw, 9.424% (3-Month USD Libor+525 basis points), 4/15/2027[2,3,4]	4,680,965
681,000	Revolver, 9.424% (3-Month USD Libor+575 basis points), 4/15/2027[2,3,4]	688,339
	Riskonnect Parent, LLC
35,294,000	Delayed Draw, 1.000%, 12/7/2028[2,4,5]	34,959,628
24,706,000	First Lien Term Loan, 7.757% (3-Month USD Sofr+550 basis points), 12/7/2028[2,3,4]	24,224,746
2,112,931	Rocket Software, Inc. First Lien Term Loan, 7.365% (3-Month USD Libor+425 basis points), 11/28/2025[2,3]	2,025,942
	RPX Corporation
4,562,500	First Lien Term Loan, 8.615% (3-Month USD Libor+550 basis points), 10/23/2025[2,3,4]	4,488,674
7,913,279	First Lien Term Loan, 8.615% (3-Month USD Libor+550 basis points), 10/23/2025[2,3,4]	7,785,234
	Safety Borrower Holdings
508,475	Revolver, 0.500%, 9/1/2027[2,4,5]	487,029
9,283,898	First Lien Term Loan, 8.320% (1-Month USD Libor+525 basis points), 9/1/2027[2,3,4]	8,892,338
169,492	Revolver, 10.500% (Prime Rate+475 basis points), 9/1/2027[2,3,4]	162,343
	SailPoint Technologies, Inc.
603,840	Revolver, 0.500%, 8/16/2028[2,4,5,7]	588,348
7,680,847	First Lien Term Loan, 9.096% (3-Month USD Sofr+625 basis points), 8/16/2029[2,3,4,7]	7,483,788
	Securonix, Inc.
2,288,135	Revolver, 0.500%, 4/1/2028[2,4,5]	2,264,837
12,711,865	First Lien Term Loan, 10.097% (3-Month USD Sofr+650 basis points), 4/1/2028[2,3,4]	12,582,431
	Seismic Software, Inc.
272,390	Revolver, 0.500%, 10/15/2026[2,4,5,7]	263,919
1,089,558	Delayed Draw, 1.000%, 10/15/2026[2,4,5]	1,055,677
26,204,082	Delayed Draw, 1.000%, 10/15/2026[2,4,5,7]	25,334,326
16,500	Delayed Draw, 7.430% (3-Month USD Libor+475 basis points), 10/15/2026[2,3,4,7]	15,987
3,668,706	Delayed Draw, 7.430% (3-Month USD Libor+475 basis points), 10/15/2026[2,3,4,7]	3,550,930
4,096,376	First Lien Term Loan, 7.430% (3-Month USD Libor+475 basis points), 10/15/2026[2,3,4,7]	3,964,872
815,126	Delayed Draw, 7.490% (3-Month USD Libor+475 basis points), 10/15/2026[2,3,4,7]	789,778
1,466,250	Smartlinx Solutions, LLC First Lien Term Loan, 9.424% (3-Month USD Libor+600 basis points), 3/5/2026[2,3,4]	1,456,562
	Sonar Acquisitionco, Inc.
2,693,750	Revolver, 0.500%, 7/7/2028[2,4,5,7]	2,620,627
40,406,250	First Lien Term Loan, 7.857% (3-Month USD Sofr+575 basis points), 7/7/2028[2,3,4,7]	39,309,401
GBP 3,613,000	SSCP Pegasus Bidco Ltd. First Lien Term Loan, 6.813% (3-Month GBP Libor+675 basis points), 6/16/2028[2,3,4,6]	3,985,024

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments
As of September 30, 2022 (Unaudited) (Continued)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	TECHNOLOGY (Continued)
	Syntax Systems Ltd.
$660,066	Revolver, 0.500%, 10/29/2026[2,4,5]	$648,725
1,320,132	Revolver, 7.759% (1-Month USD Libor+550 basis points), 10/29/2026[2,3,4]	1,297,451
4,962,406	First Lien Term Loan, 8.024% (1-Month USD Libor+550 basis points), 10/28/2028[2,3,4]	4,877,147
4,950,495	Delayed Draw, 1.000%, 10/29/2028[2,4,5]	4,865,441
17,888,614	First Lien Term Loan, 8.024% (1-Month USD Libor+550 basis points), 10/29/2028[2,3,4]	17,581,272
	Tamarack Intermediate, L.L.C.
3,023,437	Revolver, 0.500%, 3/11/2028[2,4,5]	2,930,988
18,476,562	First Lien Term Loan, 9.232% (3-Month USD Sofr+575 basis points), 3/11/2028[2,3,4]	17,911,590
1,477,500	TaxSlayer LLC First Lien Term Loan, 9.674% (3-Month USD Libor+600 basis points), 12/31/2026[2,3,4]	1,467,738
9,942,935	The NPD Group, Inc. First Lien Term Loan, 8.762% (1-Month USD Sofr+575 basis points), 12/1/2028[2,3,4]	9,744,076
	Thunder Purchase, Inc.
1,136,691	Revolver, 0.500%, 6/30/2027[2,4,5]	1,112,582
235,177	Revolver, 9.424% (3-Month USD Libor+575 basis points), 6/30/2027[2,3,4,7]	230,189
4,083,877	First Lien Term Loan, 9.424% (3-Month USD Libor+575 basis points), 6/30/2028[2,3,4,7]	3,993,108
	TigerConnect, Inc.
1,875,000	Revolver, 0.500% PIK, 2/16/2028[2,4,5,10]	1,814,716
541,406	Delayed Draw, 1.000% PIK, 2/16/2028[2,4,5,10]	534,693
13,125,000	First Lien Term Loan, 9.975% PIK (3-Month USD Sofr+675 basis points), 2/16/2028[2,3,4,10]	12,703,011
	Trackforce Acquireco, Inc.
1,113,074	Revolver, 0.500%, 6/23/2028[2,4,5,7]	1,090,632
30,053,004	First Lien Term Loan, 7.957% (3-Month USD Sofr+600 basis points), 6/23/2028[2,3,4,7]	29,447,071
9,466,926	Transact Holdings, Inc. First Lien Term Loan, 7.865% (1-Month USD Libor+475 basis points), 4/30/2026[2,3,4,7]	9,257,263
	Tribute Technology Holdings, LLC
3,487,842	Revolver, 0.500%, 10/30/2026[2,4,5]	3,413,866
2,143,484	First Lien Term Loan, 9.174% (3-Month USD Libor+550 basis points), 10/30/2026[2,3,4,7]	2,076,829
6,430,452	Delayed Draw, 9.424% (3-Month USD Libor+575 basis points), 10/30/2026[2,3,4,7]	6,230,488
1,395,137	Revolver, 9.543% (3-Month USD Libor+625 basis points), 10/30/2026[2,3,4,7]	1,365,546
	Trintech, Inc.
883,967	First Lien Term Loan, 9.120% (3-Month USD Libor+600 basis points), 12/29/2023[2,3,4]	862,858
441,984	First Lien Term Loan, 9.120% (3-Month USD Libor+600 basis points), 12/29/2023[2,3,4]	431,429

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments
As of September 30, 2022 (Unaudited) (Continued)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	TECHNOLOGY (Continued)
GBP 12,230,216	UKFast Leaders Limited First Lien Term Loan, 9.439% (3-Month GBP Libor+675 basis points), 9/8/2027[2,3,4,6]	$13,434,924
	Uniguest
$526,316	Revolver, 0.500%, 12/17/2025[2,4,5]	522,272
605,263	Delayed Draw, 1.000%, 12/17/2025[2,4,5]	600,311
3,573,757	Delayed Draw, 10.115% (1-Month USD Libor+700 basis points), 12/17/2025[2,3,4]	3,544,514
5,184,211	First Lien Term Loan, 10.115% (1-Month USD Libor+700 basis points), 12/17/2025[2,3,4]	5,144,382
37,896,774	User Zoom Technologies, Inc First Lien Term Loan, 9.347% (3-Month USD Sofr+575 basis points), 4/5/2029[2,3,4,12]	36,923,079
15,000,000	Virgin Pulse, Inc. Second Lien Term Loan, 10.365% (3-Month USD Libor+725 basis points), 4/6/2029[2,3,4]	13,473,656
29,524,000	Wilson Electronics Holdings, LLC First Lien Term Loan, 9.034% (3-Month USD Sofr+600 basis points), 5/17/2027[2,3,4]	28,989,307
	WorkForce Software, LLC
154,412	Revolver, 0.500%, 7/31/2025[2,4,5]	150,524
4,432,826	First Lien Term Loan, 7.320% PIK (3-Month USD Libor+425 basis points), 7/31/2025[2,3,4,10]	4,332,290
308,824	Revolver, 9.570% PIK (3-Month USD Libor+650 basis points), 7/31/2025[2,3,4,10]	301,048
2,524,544	Xactly Corporation First Lien Term Loan, 10.060% (3-Month USD Libor+725 basis points), 7/31/2023[2,3,4]	2,498,839
		2,415,123,798
	UTILITIES — 0.3%
	EDPO, LLC
1,006,667	Delayed Draw, 1.000%, 12/8/2027[2,4,5,7]	991,393
243,333	First Lien Term Loan, 8.424% (3-Month USD Libor+475 basis points), 12/8/2027[2,3,4,7]	239,642
7,813,861	TS OpCo Holding LLC First Lien Term Loan, 8.306% (3-Month USD Libor+550 basis points), 9/28/2023[2,3,4]	7,640,550
	Water Holdings Acquisition, LLC
519,305	Revolver, 0.500%, 12/18/2026[2,4,5]	511,174
3,817,808	Delayed Draw, 1.000%, 12/18/2026[2,4,5]	3,758,027
766,409	Revolver, 8.924% (3-Month USD Libor+525 basis points), 12/18/2026[2,3,4]	754,408
13,611,429	First Lien Term Loan, 8.924% (3-Month USD Libor+525 basis points), 12/18/2026[2,3,4]	13,398,295
291,051	Delayed Draw, 8.953% (3-Month USD Libor+525 basis points), 12/18/2026[2,3,4]	286,494
		27,579,983
	TOTAL SENIOR SECURED LOANS
	(Cost $9,643,725,412)	9,494,899,036

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments
As of September 30, 2022 (Unaudited) (Continued)

Number of Shares		Value
	PRIVATE INVESTMENT VEHICLES — 45.1%
	INVESTMENT PARTNERSHIPS — 5.4%
N/A	AG Direct Lending Fund II (Unlevered) L.P.[2,11]	$27,705,019
N/A	AG Direct Lending Fund II L.P.[2,11]	20,451,756
N/A	AG Direct Lending Fund III L.P.[2,11]	14,863,339
N/A	AG DLI, L.P.[2,11]	12,314,319
N/A	AG GTDL Fund II L.P.[2,11]	27,962,684
N/A	AG GTDL Fund L.P.[2,11]	3,504,921
N/A	AG KFHDL Fund L.P.[2,11]	3,504,977
N/A	Antares Senior Loan Parallel Feeder Fund II (Cayman) LP2,11	4,080,628
N/A	Ares Commercial Finance Feeder (A) LP2,11	17,401,194
N/A	Barings CMS Fund LP2,11	15,465,910
N/A	CDL Tender Fund 2022-1 L.P.[2,11]	51,751,608
N/A	Crescent Mezzanine Partners VIIC, L.P.[2,11]	6,193,035
N/A	Crestline Specialty Lending III (U.S.), LP2,11	15,101,067
N/A	HPS Mezzanine Partners 2019 LP2,11	9,181,546
N/A	HPS Specialty Loan Fund V Feeder LP2,11	39,508,829
N/A	Marlin Credit Opportunity Fund LP2,11	95,801,749
N/A	Odyssey Company Investment Partners B L.P. [2,11]	1,546,177
N/A	Providence Debt Fund III (Non-US) L.P.[2,11]	10,479,240
N/A	Raven Asset Based Credit Fund II, LP2,11	17,501,613
N/A	Silver Point Specialty Credit Fund II, LP2,11	39,491,765
N/A	Summit Partners Credit Offshore Fund II, LP2,11	8,971,881
N/A	Thompson Rivers, LLC[2,11]	12,260,530
N/A	Varagon Capital Direct Lending Fund, LP2,11	14,874,265
N/A	Vista Credit Partner Fund III LP2,11	26,552,537
N/A	Waccamaw River, LLC [2,11]	10,828,581
		507,299,170
	JOINT VENTURES — 0.9%
N/A	FBLC Senior Loan Fund LLC[2,11]	71,818,072
N/A	Middle Market Credit Fund II, LLC[2,11]	14,809,358
		86,627,430
	NON-LISTED BUSINESS DEVELOPMENT COMPANIES — 17.6%
N/A	AGTB Private BDC[2,11]	72,892,974
4,312,845	Barings Capital Investment Corporation[2,11]	95,829,533
44,235,355	Barings Private Credit Corporation[2,11]	941,043,899
N/A	Carlyle Secured Lending III[2,11]	1,925,000
5,602,694	Franklin BSP Lending Corporation[2,11]	42,405,876
1,993,455	Golub Capital BDC 4, Inc.[2,11]	29,983,526
1,903,052	Golub Capital Direct Lending Corp.[2,11]	28,613,442
1,755,730	Morgan Stanley Direct Lending Fund[2,11]	36,578,375
10,000,000	New Mountain Guardian III BDC, LLC[2,11]	100,014,520
500,000	New Mountain Guardian IV BDC, LLC[2,11]	4,875,442
16,163,843	Owl Rock Core Income Corp.[2,11]	146,583,136
2,119,509	Owl Rock Technology Finance Corp.[2,11]	34,727,700

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments
As of September 30, 2022 (Unaudited) (Continued)

Number of Shares		Value
	PRIVATE INVESTMENT VEHICLES (Continued)
	NON-LISTED BUSINESS DEVELOPMENT COMPANIES (Continued)
2,371,569	Owl Rock Technology Finance Corp. II2,11	$33,688,358
N/A	Redwood Enhanced Income Corp.[2,11]	22,047,896
N/A	Sixth Street Lending Partners[2,11]	6,468,982
N/A	Stellus Private Credit BDC Feeder, LP2,11	12,528,808
N/A	TCW Direct Lending VIII LLC[2,11]	13,755,840
N/A	Varagon Capital Corporation[2,11]	19,311,240
		1,643,274,547
	PRIVATE COLLATERALIZED LOAN OBLIGATIONS — 20.1%
N/A	ABPCI Pacific Funding LP2,11	28,455,721
N/A	BlackRock Shasta CLO VII LLC[2,11]	534,922,659
N/A	NXT Capital Structured Note I, LLC[2,11]	58,750,236
N/A	Raven Senior Loan Fund LLC[2,11]	417,081,431
N/A	Silver Point Loan Funding LLC[2,11]	412,326,976
N/A	Varagon Structured Note Issuer I LLC[2,11]	422,881,242
		1,874,418,265
	PRIVATE EQUITY — 0.1%
4	Owl Rock Technology Holdings II LLC[2,4]	5,107,600
N/A	Stellus Private BDC Advisor, LLC [2,4]	1,022,872
		6,130,472
	SPECIAL PURPOSE VEHICLE FOR PREFERRED EQUITY — 0.5%
N/A	CCOF Sierra II, L.P.[2,11]	15,914,564
N/A	Chilly HP SCF Investor, LP2,11	2,090,313
N/A	HPS Mint Co-Invest Fund LP2,11	10,346,018
N/A	Minerva Co-Invest LP2,11	15,228,940
		43,579,835
	SPECIAL PURPOSE VEHICLE FOR SENIOR SECURED BONDS — 0.4%
N/A	17Capital Co. Investment Fund V-L LP2,6,11	22,538,073
N/A	Endurance II L.P.[2,11]	10,475,832
N/A	Proxima Onshore Co-Invest, L.P.[2,11]	1,487,608
		34,501,513
	SPECIAL PURPOSE VEHICLE FOR SUBORDINATED DEBT — 0.1%
N/A	Luther Co-Invest, L.P.[2,11]	14,268,608
	TOTAL PRIVATE INVESTMENT VEHICLES
	(Cost $4,121,426,728)	4,210,099,840
Principal Amount
	COLLATERALIZED LOAN OBLIGATIONS — 0.9%
$12,000,000	ABPCI Direct Lending Fund CLO X LP 13. 180% (3-Month USD Libor+1,047 basis points), 1/20/2032[1,2,3,4,8]	11,290,287
	BlackRock Elbert CLO V LLC
13,000,000	11.906% (3-Month Term SOFR+870 basis points), 6/15/2034[1,2,3,4,8]	12,582,427
39,500,000	18.000%, 6/15/2034[1,2,4,13]	37,524,028

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments
As of September 30, 2022 (Unaudited) (Continued)

Principal Amount		Value
	PRIVATE INVESTMENT VEHICLES (Continued)
	COLLATERALIZED LOAN OBLIGATIONS (Continued)
$10,000,000	Monroe Capital MML CLO IX Ltd. 11.459% (3-Month USD Libor+870 basis points), 10/22/2031[1,2,3,8,14]	$9,161,310
2,910,000	Monroe Capital MML CLO VII Ltd. 10.234% (3-Month USD Libor+725 basis points), 11/22/2030[1,2,3,8]	2,580,132
15,000,000	Monroe Capital MML CLO VIII, Ltd. 20.000%, 11/22/2033*,1,2,4,8,13	11,511,353
	TOTAL COLLATERALIZED LOAN OBLIGATIONS
	(Cost $90,463,327)	84,649,537
Number of Shares
	PREFERRED STOCKS — 0.7%
	HEALTH CARE — 0.3%
15,000	nThrive, Inc., Series A-2 Preferred, 11.000% PIK[2,4,10]	14,500,495
17,500	Propharma, LLC Jayhawk Intermediate LLC, Series B Preferred, 13.000% PIK[2,4,10,15]	16,977,015
		31,477,510
	INDUSTRIALS — 0.2%
2,500	Atomic Transport, LLC Atomic Blocker, LLC, Class A Preferred, 8.500% PIK[2,4,10,16]	2,500,000
11,250,000	FSG Acquisition, LLC, - Senior Preferred, 12.250% PIK[2,4,10]	10,968,750
200	S4T Holdings Corp. Vistria ESS Holdings, LLC, Class A Preferred, 8.000% PIK[2,4,10,17]	99,999
		13,568,749
	TECHNOLOGY — 0.2%
6,500	Mandolin Technology Intermediate Holdings, Inc. - Series A Preferred, 10.500% PIK[2,4,10]	6,310,095
11,000	Riskonnect Parent, LLC Riskonnect Parent, LLC, Series B Preferred, 12.607% PIK[2,4,10]	10,795,170
		17,105,265
	TOTAL PREFERRED STOCKS
	(Cost $61,461,754)	62,151,524

	COMMON STOCKS — 0.1%
	FINANCIALS — 0.1%
280,309	Forbright, Inc.[2,4]	5,268,893

	INDUSTRIALS — 0.0%
2,188	Atomic Transport, LLC Atomic Blocker, LLC, Class W Common[2,4,16]	1,248,057
200	S4T Holdings Corp. Vistria ESS Holdings, LLC, Class A Common[2,4,17]	150,265
		1,398,322
	TOTAL COMMON STOCKS
	(Cost $4,365,607)	6,667,215

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments
As of September 30, 2022 (Unaudited) (Continued)

Principal Amount		Value
	SUBORDINATED DEBT — 0.0%
	FINANCIALS — 0.0%
$5,500,000	OTR Midco, LLC, 12.000%, 5/12/2026[2,4]	$5,427,519
	TOTAL SUBORDINATED DEBT
	(Cost $5,500,000)	5,427,519
Number of Shares
	WARRANTS — 0.0%
	ENERGY — 0.0%
1	Service Compression, LLC[2,4]	—
1	Service Compression, LLC[2,4]	—
		—
	HEALTH CARE — 0.0%
1,300,435	ADMA Bilogics, Inc.[2,4]	2,781,771
219,298	Xerix Biopharma Holdings, Inc.[2,4]	269,942
		3,051,713
	TECHNOLOGY — 0.0%
21,640	Afiniti, Inc. (via a participation with VHG Investment Fund I, L.P.)[2,4]	1,012,752
1	Measurabl, Inc.[2,4]	—
		1,012,752
	TOTAL WARRANTS
	(Cost $1,152,261)	4,064,465

	SHORT-TERM INVESTMENTS — 1.8%
170,309,177	State Street Institutional U.S. Government Money Market Fund, 2.90%[2,18]	170,309,177
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $170,309,177)	170,309,177
	TOTAL INVESTMENTS — 150.2%
	(Cost $14,098,404,266)	14,038,268,313
	Senior Notes (net of deferred offering costs of $527,500) — (16.3)%	(1,526,567,716)
	Liabilities Less Other Assets — (33.9)%	(3,163,917,914)
	NET ASSETS — 100.0%	$9,347,782,683
Principal Amount
	REVERSE REPURCHASE AGREEMENTS — (0.0)%
$(3,960,000)	Agreement with Deutsche Bank AG, 5.239%, dated 9/22/2022, to be repurchased at $4,012,447 on 12/22/2022, collateralized by Monroe Capital MML CLO IX Ltd. with maturity of 10/22/2031, with a total value of $9,161,310	(3,960,000)
	TOTAL REVERSE REPURCHASE AGREEMENTS
	(Proceeds $3,960,000)	(3,960,000)

Libor – London Interbank Offered Rate

EUR – Euro

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments
As of September 30, 2022 (Unaudited) (Continued)

Sofr – Secured Overnight Financiang Rate

LLC – Limited Liability Company

GBP – Pound Sterling

AUD – Australian Dollar

NZD – New Zealand Dollar

CAD – Canadian Dollars

US – United States

LP – Limited Partnership

RB – Revenue Bonds

LOC – Letter of Credit

SEK – Swedish Krona

Stibor – Stockholm Interbank Offered Rate

NOK – Norweigian Krone

Nibor – Norwegian Interbank Offered Rate

BDC – Business Development Company

CLO – Collateralized Loan Obligation

*	Subordinated note position. Rate shown is the effective yield as of period end.

[1]	Callable.

[2]

As of September 30, 2022 all or a portion of the security has been pledged as collateral for a senior secured note. The value of the securities totaled $14,038,268,313 as of September 30, 2022. See Note 2, subsection Senior Notes of the Notes to Consolidated Financial Statements for additional information.

[3]	Floating rate security. Rate shown is the rate effective as of period end.

[4]	Value was determined using significant unobservable inputs.

[5]	Represents an unfunded loan commitment. The rate disclosed is equal to the commitment fee. See Note 2 for additional information.

[6]	Foreign securities entered into in foreign currencies are converted to U.S. Dollars using period end spot rates.

[7]	This investment was made through a participation. Please see Note 2 for a description of loan participations.

[8]

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted. They may only be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $58,729,821, which represents 0.6% of total net assets of the Fund.

[9]	Step rate security.

[10]	Principal includes accumulated payment in kind (“PIK”) interest and is net of repayments, if any.

[11]	Investment valued using net asset value per share as practical expedient. See Note 12 for respective investment strategies, unfunded commitments, and redemptive restrictions.

[12]

All or a portion of this security is segregated as collateral for secured borrowings made with Macquarie US Trading LLC. Total collateral had a fair value of $299,509,022 as of September 30, 2022. See note 2 for additional information.

[13]	Variable rate security. Rate shown is the rate in effect as of period end.

[14]

All or a portion of this security is segregated as collateral for reverse repurchase agreements. Total collateral had a fair value of $9,161,310 as of September 30, 2022. See note 2 for additional information.

[15]	Jayhawk Intermediate, LLC is the holding company that owns ProPharma Group, LLC.

[16]	Atomic Blocker, LLC holds Class A Preferred Units and Class W Common Units in Atomic Holdings, LLC, which is the holding company that owns Atomic Transport, LLC.

[17]	Vistria ESS Holdings, LLC holds Series A Preferred Units and Class A Common Units in TVG ESS Holdings, LLC which is the parent company holdings company for S4T Holdings Corp.

[18]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments
As of September 30, 2022 (Unaudited) (Continued)

Additional information on restricted securities is as follows:

Security	First Acquisition Date	Cost
17Capital Co. Investment Fund V-L LP	9/23/2021	$25,759,098
ABPCI Pacific Funding GP Sub Notes	6/9/2022	28,544,304
AG Direct Lending Fund II (Unlevered) L.P.	3/31/2022	25,709,810
AG Direct Lending Fund II L.P.	3/31/2020	18,644,892
AG Direct Lending Fund III L.P.	6/28/2019	14,355,107
AG DLI, L.P.	3/31/2022	11,122,893
AG GTDL Fund II L.P.	3/31/2022	25,996,459
AG GTDL Fund L.P.	3/31/2022	3,368,501
AG KFHDL Fund L.P.	3/31/2022	3,374,322
AGTB Private BDC	5/10/2022	72,291,000
Antares Senior Loan Parallel Feeder Fund II (Cayman) LP	8/3/2022	4,000,000
Ares Commercial Finance Feeder (A) LP	3/31/2021	15,404,552
Barings Capital Investment Corporation	1/25/2021	95,000,000
Barings CMS Fund LP	12/28/2021	15,000,000
Barings Private Credit Corporation	5/10/2021	900,000,000
BlackRock Shasta CLO VII	2/10/2021	532,289,942
Carlyle Secured Lending III	9/28/2022	1,925,000
CCOF Sierra II, L.P.	8/2/2022	15,600,000
CDL Tender Fund 2022-1 L.P.	4/4/2022	50,000,000
Chilly HP SCF Investor, LP	2/9/2022	1,967,311
Crescent Mezzanine Partners VIIC, L.P.	3/31/2021	5,520,162
Crestline Specialty Lending III (U.S.), LP	8/30/2021	14,868,016
Endurance II L.P.	8/24/2020	9,748,287
FBLC Senior Loan Fund LLC	4/1/2020	78,562,000
Franklin BSP Lending Corporation	1/20/2021	32,327,541
Golub Capital Direct Lending Corp.	7/13/2021	28,500,000
Golub Capital IV BDC	4/21/2022	29,901,821
HPS Mezzanine Partners 2019 LP	11/16/2020	8,243,850
HPS Mint Co-Invest Fund LP	5/25/2022	10,015,163
HPS Specialty Loan Fund V Feeder LP	5/14/2021	37,887,949
Luther Co-Invest, L.P.	7/15/2022	14,268,608
Marlin Credit Opportunity Fund LP	5/21/2021	100,408,617
Middle Market Credit Fund II, LLC	11/3/2020	12,708,191
Minerva Co-Invest LP	2/11/2022	14,720,019
Morgan Stanley Direct Lending Fund	7/16/2021	36,805,201
New Mountain Guardian III BDC, LLC	3/27/2020	100,000,000

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments
As of September 30, 2022 (Unaudited) (Continued)

Security	First Acquisition Date	Cost
New Mountain Guardian IV BDC, LLC	6/29/2022	$5,000,000
NXT Capital Structured Note I, LLC	1/26/2022	61,856,420
Odyssey Company Investment Partners B L.P.	3/24/2022	1,555,423
Owl Rock Core Income Corp.	7/29/2021	150,000,000
Owl Rock Technology Finance Corp.	9/24/2020	35,000,000
Owl Rock Technology Finance Corp. II	12/30/2021	33,947,433
Providence Debt Fund III (Non-US) L.P.	3/31/2021	8,449,093
Proxima Onshore Co-Invest, L.P.	11/2/2021	1,500,257
Raven Asset Based Credit Fund II, LP	9/21/2021	16,715,943
Raven Senior Loan Fund LLC	5/5/2022	404,924,444
Redwood Enhanced Income Corp.	4/8/2022	22,076,582
Silver Point Loan Note Issuer LLC	3/22/2022	404,002,302
Silver Point Specialty Credit Fund II, LP	12/15/2020	41,326,575
Sixth Street Lending Partners	8/31/2022	6,468,982
Stellus Private Credit BDC Feeder, LP	1/31/2022	12,450,000
Summit Partners Cred Offshore Fund II	3/31/2022	7,175,544
TCW Direct Lending VIII LLC	1/31/2022	13,523,324
Thompson Rivers, LLC	6/29/2021	14,600,849
Varagon Capital Corp. Direct Lending Fund	5/23/2022	19,296,490
Varagon Capital Direct Lending Fund	3/25/2021	15,000,000
Varagon Structured Note Issuer I LLC	10/13/2021	415,000,000
Vista Credit Partner Fund III LP	9/15/2021	25,265,385
Waccamaw River, LLC	5/4/2021	11,278,065
Total		$4,121,251,727

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments
As of September 30, 2022 (Unaudited) (Continued)

SWAP CONTRACT

INTEREST RATE SWAPS

Counterparty[1]	Payments Made/Frequency	Payments Received/ Frequency	Termination Date	Notional Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
PNC Bank, N.A	Daily Simple SOFR[2] + 1.446% / Quarterly	4.10% / Semi-annually	3/28/2027	$650,000,000	$—	$(32,260,486)
PNC Bank, N.A	Daily Simple SOFR[2] + 0.905% / Quarterly	4.10% / Semi-annually	3/28/2027	250,000,000	—	(6,782,202)
MUFG Bank, Ltd.	Daily Simple SOFR[2] + 2.052%/ Quarterly	5.44% / Semi-annually	7/19/2025	215,000,000	—	(3,521,515)
MUFG Bank, Ltd.	Daily Simple SOFR[2] + 2.263%/ Quarterly	5.50% / Semi-annually	7/19/2026	130,000,000	—	(3,013,439)
MUFG Bank, Ltd.	Daily Simple SOFR[2] + 2.477% / Quarterly	5.61% / Semi-annually	7/19/2027	130,000,000	—	(3,919,193)
MUFG Bank, Ltd.	Daily Simple SOFR[2] + 2.688% / Quarterly	5.72% / Semi-annually	7/19/2029	160,000,000	—	(6,507,089)
MUFG Bank, Ltd.	Daily Simple SOFR[2] + 2.245% / Quarterly	5.50% / Semi-annually	7/19/2026	10,000,000	—	(239,717)
MUFG Bank, Ltd.	Daily Simple SOFR[2] + 2.684% / Quarterly	5.72% / Semi-annually	7/19/2029	40,000,000	—	(1,661,143)

TOTAL INTEREST RATE SWAPS						$(57,904,784)

[1]	Instrument is used in a hedge accounting relationship. The change in fair value for the instrument, and of the hedged item, is recorded in interest expense.

[2]	Reset daily with a five buseness day look back.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Sold	Counterparty	Currency Purchased	Settlement Date	Currency Amount Sold	Value at Opening Date of Contract	Value at September 30, 2022	Unrealized Appreciation (Depreciation)
Australian Dollars	State Street	USD	October 31, 2022	(18,330,173)	$(11,778,969)	$(11,730,062)	$48,907
Australian Dollars	State Street	USD	December 30, 2022	(16,427,466)	(10,566,146)	(10,527,168)	38,978
British Pound	State Street	USD	October 14, 2022	(5,793,737)	(6,704,686)	(6,471,102)	233,584
British Pound	State Street	USD	November 04, 2022	(2,849,262)	(3,553,229)	(3,182,810)	370,419
British Pound	State Street	USD	November 10, 2022	(1,750,327)	(2,169,128)	(1,955,377)	213,751
British Pound	State Street	USD	December 15, 2022	(7,539,659)	(8,736,731)	(8,429,206)	307,525
British Pound	State Street	USD	December 30, 2022	(51,949,146)	(55,554,417)	(58,002,233)	(2,447,816)
British Pound	State Street	USD	February 03, 2023	(3,812,896)	(4,670,195)	(4,257,099)	413,096
British Pound	State Street	USD	March 31, 2023	(14,823,488)	(15,822,146)	(16,549,965)	(727,819)
Canadian Dollars	State Street	USD	November 14, 2022	(25,285,144)	(19,773,329)	(18,304,993)	1,468,336
Canadian Dollars	State Street	USD	December 09, 2022	(11,491,996)	(8,595,681)	(8,323,321)	272,360
Canadian Dollars	State Street	USD	December 30, 2022	(85,132,651)	(61,986,785)	(61,680,515)	306,270
Euro	State Street	USD	October 31, 2022	(566,658)	(544,218)	(556,572)	(12,354)
Euro	State Street	USD	November 04, 2022	(3,687,062)	(3,799,794)	(3,622,482)	177,312
Euro	State Street	USD	November 30, 2022	(11,737,208)	(11,844,250)	(11,562,768)	281,482
Euro	State Street	USD	December 30, 2022	(281,981,749)	(271,929,100)	(278,248,138)	(6,319,038)
Euro	State Street	USD	March 31, 2023	(2,789,926)	(2,710,692)	(2,772,083)	(61,391)
New Zealand Dollar	State Street	USD	December 30, 2022	(6,291,604)	(3,551,610)	(3,524,019)	27,591

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments
As of September 30, 2022 (Unaudited) (Continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — (Continued)

Currency Sold	Counterparty	Currency Purchased	Settlement Date	Currency Amount Sold	Value at Opening Date of Contract	Value at September 30, 2022	Unrealized Appreciation (Depreciation)
Norwegian Krone	Marlin Credit Opportunities	USD	August 11, 2023	(13,125,000)	$(1,451,399)	$(1,215,662)	$235,737
Swedish Krona	Marlin Credit Opportunities	USD	August 23, 2024	(11,250,000)	(1,279,529)	(1,055,829)	223,700

TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS					$(507,022,034)	$(511,971,404)	$(4,949,370)

USD – U.S. Dollar

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund

Consolidated Summary of Investments
As of September 30, 2022 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Senior Secured Loans
Technology	25.9%
Industrials	21.0%
Health Care	19.5%
Financials	15.0%
Consumer Discretionary	8.9%
Materials	4.6%
Communications	3.1%
Consumer Staples	1.2%
Real Estate	1.1%
Energy	0.7%
Governments	0.3%
Utilities	0.3%
Total Senior Secured Loans	101.6%
Private Investment Vehicles	45.1%
Collateralized Loan Obligations	0.9%
Preferred Stocks
Health Care	0.3%
Technology	0.2%
Industrials	0.2%
Total Preferred Stocks	0.7%
Common Stocks
Financials	0.1%
Industrials	0.0%
Total Common Stocks	0.1%
Subordinated Debt
Financials	0.0%
Warrants
Health Care	0.0%
Technology	0.0%
Energy	0.0%
Total Warrants	0.0%
Short-Term Investments	1.8%
Total Investments	150.2%
Senior Notes	(16.3)%
Liabilities in Excess of Other Assets	(33.9)%
Total Net Assets	100.0%

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund

Consolidated Statement of Assets and Liabilities
September 30, 2022 (Unaudited)

Assets:
Investments, at value (cost $14,007,134,075)	$13,951,640,883
Joint ventures, at value (cost $91,270,191)	86,627,430
Foreign currency, at value (cost $759,866)	823,630
Cash	39,811,985
Cash deposited with brokers for swap contracts	62,510,000
Receivables:
Investment securities sold	16,858,253
Fund shares sold	12,902,857
Dividends and interest	112,970,127
Prepaid expenses	6,598,563
Prepaid commitment fees on secured credit facility	10,940,801
Total assets	14,301,684,529

Liabilities:
Reverse repurchase agreements, at value (proceeds $3,960,000)	3,960,000
Unrealized depreciation on forward foreign currency exchange contracts	4,949,370
Unrealized depreciation on swap contracts	57,904,784
Payables:
Senior notes (Net of deferred offering cost of $527,500) (Note 2)	1,526,567,716
Secured credit facility (Note 2)	1,500,000,000
Secured borrowings (Note 2)	299,509,022
Unfunded loan commitments (Note 2)	1,538,049,065
Investment securities purchased	556,807
Deferred tax liability	833,446
Interest on senior notes	7,087,375
Interest on secured credit facility	8,981,154
Interest on reverse repurchase agreements	5,187
Interest on secured borrowings	1,823,261
Investment Management fees	1,272,251
Audit fees	176,046
Fund administration fees	313,931
Custody fees	816,169
Trustees’ fees and expenses	23,750
Transfer Agency fees and expenses	137,025
Chief Compliance Officer fees	3,201
Other accrued expenses	932,286
Total liabilities	4,953,901,846

Net Assets	$9,347,782,683

Components of Net Assets:
Paid-in capital (par value of $0.001 per share with an unlimited number of shares authorized)	$9,262,709,740
Total distributable earnings	85,072,943
Net Assets	$9,347,782,683

Class I Shares:
Net assets applicable to shares outstanding	$9,347,782,683
Shares of beneficial interest issued and outstanding	876,343,980
Net asset value, offering, and redemption price per share	$10.67

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund

Consolidated Statement of Operations
For the Six Months Ended September 30, 2022 (Unaudited)

Investment Income:
Interest (net of withholding taxes of $71,432)	$286,158,859
Dividends	45,228,444
Distributions from investment partnerships	40,005,970
Distributions from joint venture investments	2,519,136
Total investment income	373,912,409

Expenses:
Investment management fees	40,675,875
Interest on secured credit facility	28,119,922
Interest on reverse repurchase agreements	68,541
Interest on senior notes	23,498,764
Interest on secured borrowings	5,455,057
Legal fees	472,284
Fund administration fees	2,245,326
Registration fees	264,129
Transfer agent fees and expenses	544,559
Custody fees	539,011
Audit fees	213,195
Trustees’ fees and expenses	173,750
Shareholder reporting fees	160,967
Chief Compliance Officer fees	38,834
Insurance fees	30,850
Commitment fees on secured credit facility	671,610
Miscellaneous expenses	1,926,152
Total fees and expenses	105,098,826
Net investment income	268,813,583

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	1,100,067
Swap contracts	2,817,004
Forward foreign currency exchange contracts	52,832,246
Foreign currency transactions	7,536,514
Net realized gain	64,285,831
Net change in unrealized appreciation/depreciation on:
Investments	(123,405,947)
Investments in joint ventures	(9,392,248)
Swap contracts	(57,904,784)
Senior notes	57,904,784
Forward foreign currency exchange contracts	(5,566,837)
Foreign currency translations	4,473,732
Deferred tax expense	(332,911)
Net change in unrealized appreciation/depreciation	(134,224,211)
Net realized and unrealized gain (loss)	(69,938,380)

Net Increase in Net Assets from Operations	$198,875,203

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund

Consolidated Statements of Changes in Net Assets

	For the Six Months Ended September 30, 2022 (Unaudited)	For the Period January 1, 2022 through March 31, 2022*	For the Year Ended December 31, 2021
Net Increase in Net Assets from:
Operations:
Net investment income	$268,813,583	$86,763,291	$158,812,770
Net realized gain on investments, forward foreign currency exchange contracts and foreign currency transactions	64,285,831	4,122,484	12,834,590
Net change in unrealized appreciation/depreciation on investments, swap contracts, senior notes, forward foreign currency exchange contracts, foreign currency translations and deferred taxes	(134,224,211)	12,114,219	46,085,439
Net increase in net assets resulting from operations	198,875,203	102,999,994	217,732,799

Distributions to shareholders:
Distributions:
Class I	(273,284,016)	—	(173,398,542)
From return of capital:
Class I	—	—	(28,307,888)
Total	(273,284,016)	—	(201,706,430)

Capital Transactions:
Proceeds from shares sold:
Class I	2,998,475,002	2,007,446,987	4,062,844,184
Reinvestment of distributions:
Class I	94,014,064	—	62,384,398
Cost of shares repurchased:
Class I	(413,081,035)	(97,311,884)	(156,498,524)
Net increase in net assets from capital transactions	2,679,408,031	1,910,135,103	3,968,730,058

Net increase in net assets	2,604,999,218	2,013,135,097	3,984,756,427

Net Assets:
Beginning of period	6,742,783,465	4,729,648,368	744,891,941
End of period	$9,347,782,683	$6,742,783,465	$4,729,648,368

Capital Share Transactions:
Shares sold:
Class I	281,516,952	187,681,586	382,870,006
Shares issued in reinvestment of distributions:
Class I	8,922,735	—	5,911,991
Shares redeemed:
Class I	(38,750,784)	(9,103,076)	(14,649,800)
Net increase in capital shares outstanding	251,688,903	178,578,510	374,132,197

*	Fiscal year end changed to March 31, effective January 1, 2022.

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund

Consolidated Statement of Cash Flows
For the Six Months Ended September 30, 2022 (Unaudited)

Cash flows provided by (used in) operating activities:
Net increase in net assets from operations	$198,875,203
Adjustments to reconcile net increase in net assets from operations to net cash provided by (used in) operating activities:
Purchases of investments	(6,419,939,590)
Sales of investments	1,388,932,117
Net accretion on investments	(4,814,727)
Net realized gain on investments	(1,100,067)
Net realized gain on paydowns	(6,175,449)
Net change in unrealized (appreciation)/depreciation	132,798,195
Return of capital distributions received	92,164,682
Original issue discount and amendment fees	18,663,049
Net change in deferred tax liability	(332,911)
Change in short-term investments, net	(94,060,812)
(Increase)/Decrease in assets:
Cash deposited with brokers for swap contracts	(62,510,000)
Foreign currency	1,135,326
Investment securities sold	3,004,282
Dividends and interest	(29,362,454)
Prepaid expenses	(5,908,394)
Prepaid commitment fees on secured credit facility	(1,207,980)
Increase/(Decrease) in liabilities:
Investment securities purchased	(78,957,235)
Unfunded loan commitments	470,392,035
Investment management fees	(149,191)
Sub-advisory fees	(226,581)
Interest on reverse repurchase agreements	2,361
Interest on secured credit facility	8,890,373
Interest on senior notes	6,920,670
Interest on secured borrowings	1,823,261
Audit fees	(199,805)
Deferred tax liability	332,911
Legal fees	(38,597)
Fund administration fees	(356,827)
Trustees’ fees and expenses	23,750
Custody fees	227,232
Transfer Agency fees and expenses	(8,565)
Chief Compliance Officer fees	(9,949)
Other accrued expenses	387,389
Net cash used in operating activities	(4,380,786,298)

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund

Consolidated Statement of Cash Flows
For the Six Months Ended September 30, 2022 (Unaudited) (Continued)

Cash flows provided by (used in) financing activities:
Proceeds from shares sold, net of receivable for fund shares sold	$3,032,933,911
Cost of shares repurchased	(413,081,035)
Distributions paid to shareholders, net of reinvestments	(179,269,952)
Proceeds from reverse repurchase agreements	8,100,000
Payments made on reverse repurchase agreements	(10,395,000)
Proceeds from secured borrowings	532,684,033
Payments made on secured borrowings	(437,343,426)
Proceeds from revolving loan (see note 2)	1,568,000,000
Payments on revolving loan (see note 2)	(675,000,000)
Proceeds from senior notes	935,000,000
Net cash provided by financing activities	4,361,628,531

Net increase in cash	(19,157,767)

Cash
Cash, beginning of period	58,969,752
Cash, end of period	$39,811,985

Non cash financing activities not included herein consist of $94,014,064 reinvested dividends.

Cash paid for interest on credit facility during the period was $19,229,549.

Cash paid for interest on reverse repurchase agreements during the period was $66,180.

Cash paid for interest on senior notes during the period was $21,837,021.

Cash paid for interest on secured borrowings during the period was $3,795,675.

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund

Consolidated Financial Highlights
Class I

Per share operating performance.
For a capital share outstanding throughout the period.

	For the Six Months Ended September 30, 2022 (Unaudited)	For the Period January 1, 2022 through March 31, 2022**	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Period March 6, 2019* through December 31, 2019
Net asset value, beginning of period	$10.79	$10.60	$10.35	$10.15	$10.00
Income from Investment Operations:
Net investment income[1]	0.35	0.16	0.72	0.72	0.34
Net realized and unrealized gain (loss) on investments[2]	(0.08)	0.03	0.27	0.19	(0.04)
Total income from investment operations	0.27	0.19	0.99	0.91	0.30

Less Distributions to shareholders:
From net investment income	(0.39)	—	(0.62)	(0.62)	(0.15)
From return of capital	—	—	(0.10)	(0.09)	—
From net realized gain	—	—	(0.02)	— [3]	— [3]
Total Distributions to shareholders	(0.39)	—	(0.74)	(0.71)	(0.15)

Net asset value, end of period	$10.67	$10.79	$10.60	$10.35	$10.15

Total return[4]	2.57%[5]	1.79%[5]	10.38%	9.25%	3.05%[5]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$9,347,783	$6,742,783	$4,729,648	$744,892	$268,536

Ratio of expenses to average net assets (excluding interest expense)[7]:
Before fees waived and deferred tax expense	1.18%[6]	1.28%[6]	1.32%	1.80%	2.25%[6]
After fees waived	1.18%[6]	1.28%[6]	1.32%	1.80%	1.78%[6]
Ratio of net investment income to average net assets (excluding interest expense)[7]:
Before fees waived	7.99%[6]	6.75%[6]	7.36%	7.67%	3.58%[6]
After fees waived	7.99%[6]	6.75%[6]	7.36%	7.67%	4.05%[6]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund

Consolidated Financial Highlights
Class I (Continued)

	For the Six Months Ended September 30, 2022 (Unaudited)	For the Period January 1, 2022 through March 31, 2022**	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Period March 6, 2019* through December 31, 2019
Ratio of expenses to average net assets (including interest expense)[7]:
Before fees waived	2.58%[6]	1.79%[6]	1.94%	2.43%	2.28%[6]
After fees waived	2.58%[6]	1.79%[6]	1.94%	2.43%	1.81%[6]
Ratio of net investment income to average net assets (including interest expense)[7]:
Before fees waived	6.59%[6]	6.24%[6]	6.74%	7.04%	3.55%[6]
After fees waived	6.59%[6]	6.24%[6]	6.74%	7.04%	4.02%[6]

Senior Securities
Total Amount Outstanding exclusive of Treasury Securities
Reverse Repurchase Agreements[8]	$3,960,000	$6,255,000	$6,833,000	$12,557,000	$6,034,000
Secured Borrowings[8]	299,509,022	204,168,415	249,990,230	—	—
Senior Credit Facility[8]	1,500,000,000	607,000,000	1,195,000,000	190,000,000	—
Senior Notes[8]	1,526,567,716	649,815,000	—	—	—
Asset Coverage Per $1,000 of Borrowings
Reverse Repurchase Agreements[8]	2,361,551	1,078,983	693,179	60,321	45,504
Secured Borrowings[8]	32,210	34,026	19,919	—	—
Senior Credit Facility[8]	7,232	12,108	4,958	4,916	—
Senior Notes[8]	7,123	11,376	—	—	—

Portfolio turnover rate	12%[5]	16%[5]	29%	29%	15%[5]

*	Commencement of operations.

**	Fiscal year end changed to March 31, effective January 1, 2022.

[1]	Based on average daily shares outstanding for the period.

[2]	Realized and unrealized gains and losses per share are balancing amounts necessary to reconcile the change in net asset value per share with the other per share information presented.

[3]	Amount represents less than $0.01 per share.

[4]

Total returns would have been lower had expenses not been waived by the Investment Manager. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the repurchase of Fund shares.

[5]	Not annualized.

[6]	Annualized.

[7]	These ratios exclude the impact of epenses of the underlying investment companies holdings as represented in the Schedule of Investments.

[8]

As a result of the Fund having earmarked or segregated securities to collateralize the transactions or otherwise having covered the transactions, in accordance with releases and interpretive letters issued by the Securities and Exchange Commission (the “SEC”), the Fund does not treat its obligations under such transactions as senior securities representing indebtedness for purposes of the 1940 Act.

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund

Notes to Consolidated Financial Statements
September 30, 2022 (Unaudited)

1. Organization

The Cliffwater Corporate Lending Fund (the “Fund”) is a Delaware statutory trust under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as a non-diversified, closed-end management investment company operating as an interval fund. The Fund operates under an Agreement and Declaration of Trust, as most recently amended and restated on September 15, 2021 (the “Declaration of Trust”). Cliffwater LLC serves as the investment adviser (the “Investment Manager”) of the Fund. The Investment Manager is an investment adviser registered with the Securities and Exchange Commission (the “SEC”) under the Investment Advisers Act of 1940, as amended. The Fund intends to continue to qualify and has elected to be treated as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). The Fund commenced operations on March 6, 2019.

The SEC has granted the Fund exemptive relief permitting the Fund to offer multiple classes of shares. The Fund’s Registration Statement currently offers Class I Shares. Only Class I shares have been issued as of September 30, 2022.

The Fund’s primary investment objective is to seek consistent current income, while the Fund’s secondary objective is capital preservation. Under normal market conditions, the Fund seeks to achieve its investment objectives by investing at least 80% of its assets (net assets, plus any borrowings for investment purposes) in loans to companies (“corporate loans”). The Fund’s corporate loan investments are made through a combination of: (i) investing in loans to companies that are originated directly by a non-bank lender (for example, traditional direct lenders include asset management firms (on behalf of their investors), insurance companies, business development companies and specialty finance companies) (“direct loans”); (ii) investing in notes or other pass-through obligations representing the right to receive the principal and interest payments on a direct loan (or fractional portions thereof); (iii) purchasing asset-backed securities representing ownership or participation in a pool of direct loans; (iv) investing in companies and/or private investment funds (private funds that are excluded from the definition of “investment company” pursuant to Sections 3(c)(1) or 3(c)(7) of the Investment Company Act) that primarily hold direct loans (the foregoing investments listed in clauses (i) through (iv) are collectively referred to herein as the “Direct Loan Instruments”); (v) investments in high yield securities, including securities representing ownership or participation in a pool of such securities; (vi) investments in bank loans including securities representing ownership or participation in a pool of such loans; and (vii) SPVs and/or joint ventures that primarily hold loans or credit-like securities. The Fund may focus its investment strategy on, and its portfolio of investments may be focused in, a subset of one or more of these types of investments. The Fund’s investments in hedge funds and private equity funds that are excluded from the definition of “investment company” pursuant to Sections 3(c)(1) and 3(c)(7) of the Investment Company Act will be limited to no more than 15% of the Fund’s assets. The Fund may make non-U.S. investments, some of which may be denominated in currencies other than the U.S. dollar. In most cases, the currency fluctuations of investments will be hedged through the use of currency derivatives or other instruments. Most direct loans are not rated by any rating agency, will not be registered with the SEC or any state securities commission and will not be listed on any national securities exchange. The amount of public information available with respect to issuers of direct loans may generally be less extensive than that available for issuers of registered or exchange listed securities.

Effective January 1, 2022, the Fund’s fiscal year end changed from December 31 to March 31.

2. Significant Accounting Policies

Basis of Preparation and Use of Estimates

The Fund is an investment company and follows the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies. The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Consolidation of a Subsidiary

On February 3, 2020, CCLF SPV LLC (“CCLF SPV”) was formed as a limited liability company, and it is a wholly owned subsidiary of the Fund. The consolidated Schedule of Investments, Statement of Assets and Liabilities, Statements of Operations, Statements of Changes in Net Assets, Statement of Cash Flows and Financial Highlights of the Fund includes the

Cliffwater Corporate Lending Fund

Notes to Consolidated Financial Statements
September 30, 2022 (Unaudited) (Continued)

2. Significant Accounting Policies (continued)

accounts of CCLF SPV. All inter-company accounts and transactions have been eliminated in the consolidation for the Fund. As of September 30, 2022, net assets of the CCLF SPV were $3,358,485,620, or approximately 35.95% of the Fund’s total net assets.

On April 15, 2021, MCCW Holdings, LLC (“CCLF MCCW”) was formed as a limited liability company, and it is a wholly owned subsidiary of CCLF SPV. The consolidated Schedule of Investments, Statements of Assets and Liabilities, Statements of Operations, Statements of Changes in Net Assets, Statements of Cash Flows and Financial Highlights of the Fund includes the accounts of CCLF MCCW. All inter-company accounts and transactions have been eliminated in the consolidation for the Fund. As of September 30, 2022, net assets of the CCLF MCCW were $233,136,694, or approximately 2.50% of the Fund’s total net assets and are included in the net assets of CCLF SVP.

On May 25, 2021, CCLF Holdings LLC (“CCLF HOLD”) was formed as a limited liability company, and it is a wholly owned subsidiary of the Fund. The consolidated Schedule of Investments, Statements of Assets and Liabilities, Statements of Operations, Statements of Changes in Net Assets, Statements of Cash Flows and Financial Highlights of the Fund includes the accounts of CCLF HOLD. All inter-company accounts and transactions have been eliminated in the consolidation for the Fund. As of September 30, 2022, net assets of the CCLF HOLD were $19,482,019, or approximately 0.21% of the Fund’s total net assets.

On July 26, 2021, CCLF Holdings (D1) LLC (“CCLF HOLD (D1)”) was formed as a limited liability company, and is a wholly owned subsidiary of the Fund. The consolidated Schedule of Investments, Statements of Assets and Liabilities, Statements of Operations, Statements of Changes in Net Assets, Statements of Cash Flows and Financial Highlights of the Fund includes the accounts of CCLF HOLD (D1). All inter-company accounts and transactions have been eliminated in the consolidation for the Fund. As of September 30, 2022, net assets of the CCLF HOLD (D1) were $8,439,882, or approximately 0.09% of the Fund’s total net assets.

On July 26, 2021, CCLF Holdings (D2) LLC (“CCLF HOLD (D2)”) was formed as a limited liability company, and is a wholly owned subsidiary of the Fund. The consolidated Schedule of Investments, Statements of Assets and Liabilities, Statements of Operations, Statements of Changes in Net Assets, Statements of Cash Flows and Financial Highlights of the Fund includes the accounts of CCLF HOLD (D2). All inter-company accounts and transactions have been eliminated in the consolidation for the Fund. As of September 30, 2022, net assets of the CCLF HOLD (D2) were $704,530,600, or approximately 7.54% of the Fund’s total net assets.

On March 16, 2022, CCLF Holdings (D3) LLC (“CCLF HOLD (D3)”) was formed as a limited liability company, and is a wholly owned subsidiary of the Fund. The consolidated Schedule of Investments, Statements of Assets and Liabilities, Statements of Operations, Statements of Changes in Net Assets, Statements of Cash Flows and Financial Highlights of the Fund includes the accounts of CCLF HOLD (D3). All inter-company accounts and transactions have been eliminated in the consolidation for the Fund. As of September 30, 2022, net assets of the CCLF HOLD (D3) were $11,344,625, or approximately 0.12% of the Fund’s total net assets.

On June 14, 2022, KCLF Holdings LLC (“KCLF Holdings”) was formed as a limited liability company, and is a wholly owned subsidiary of the Fund. The consolidated Schedule of Investments, Statements of Assets and Liabilities, Statements of Operations, Statements of Changes in Net Assets, Statements of Cash Flows and Financial Highlights of the Fund includes the accounts of KCLF Holdings. All inter-company accounts and transactions have been eliminated in the consolidation for the Fund. As of September 30, 2022, net assets of the KCLF Holdings were $18,947,239, or approximately 0.20% of the Fund’s total net assets.

Investment Transactions and Related Investment Income

Investment transactions are accounted for on a trade-date basis. However, for daily Net Asset Value (“NAV”) determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following trade date. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium, accretion of discount and loan origination fees using the effective interest method over the respective term of the loan. Upon the prepayment of a loan or security, any unamortized loan origination fees, original issue discount and market discount are recorded as interest income. The Fund records prepayment premiums as interest income when it receives such amounts.

Cliffwater Corporate Lending Fund

Notes to Consolidated Financial Statements
September 30, 2022 (Unaudited) (Continued)

2. Significant Accounting Policies (continued)

Interest income from investments in the “equity” class of collateralized loan obligation (“CLO”) funds will be recorded based upon an estimate of an effective yield to expected maturity utilizing assumed cash flows in accordance with FASB ASC 325-40, Beneficial Interests in Securitized Financial Assets. Effective yields for the CLO equity positions are updated generally once a quarter or on a transaction such as an add-on purchase, refinancing or reset. The estimated yield and investment cost may ultimately not be realized.

Realized gains and losses on investment transactions are determined using cost calculated on a specific identification basis. Paydown gains and losses are recorded as an adjustment to interest income in the consolidated Statements of Operations. Dividends are recorded on the ex-dividend date. Distributions from private investments that represent returns of capital in excess of cumulative profits and losses are credited to investment cost rather than investment income.

Federal Income Taxes

The Fund intends to continue to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. As so qualified, the Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and capital gains to shareholders. Therefore, no federal income tax provision is required. Management of the Fund is required to determine whether a tax position taken by the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, based on the technical merits of the position. Based on its analysis, there were no tax positions identified by management of the Fund that did not meet the “more likely than not” standard as of September 30, 2022.

The Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes as an income tax expense on the Consolidated Statements of Operations. For the six months ended September 30, 2022, the Fund did not have interest or penalties associated with underpayment of income taxes.

CCLF SPV, CCLF MCCW, CCLF HOLD (D1), CCLF HOLD (D2), CCLF HOLD (D3) and KCLF Holdings are disregarded entities for income tax purposes. CCLF HOLD is a limited liability company that has elected to be taxed as a corporation and is therefore obligated to pay federal and state income tax on its taxable income. Currently, the federal income tax rate for a corporation is 21%. Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. A valuation allowance is recognized if, based on the weight of available evidence, it is more likely than not that some portion or all of the deferred income tax asset will not be realized.

Distributions to Shareholders

Distributions are paid at least quarterly on the Shares in amounts representing substantially all of the Fund’s net investment income, if any, earned each year. The Fund determines annually whether to distribute any net realized long-term capital gains in excess of net realized short-term capital losses (including capital loss carryover); however, it may distribute any excess annually to its shareholders.

The exact amount of distributable income for each fiscal year can only be determined at the end of the Fund’s fiscal year, March 31. Under Section 19 of the Investment Company Act, the Fund is required to indicate the sources of certain distributions to shareholders. The estimated distribution composition may vary from quarter to quarter because it may be materially impacted by future income, expenses and realized gains and losses on securities and fluctuations in the value of the currencies in which Fund assets are denominated.

Foreign Currency Translation

The Fund’s records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Fund’s NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Fund does not isolate that portion of their net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Cliffwater Corporate Lending Fund

Notes to Consolidated Financial Statements
September 30, 2022 (Unaudited) (Continued)

2. Significant Accounting Policies (continued)

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Forward Foreign Currency Exchange Contracts

The Fund may utilize forward foreign currency exchange contracts (“forward contracts”) under which they are obligated to exchange currencies on specified future dates at specified rates, and are subject to the translations of foreign exchange rates fluctuations. All contracts are “marked-to-market” daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on foreign currency translations. The Fund records realized gains or losses at the time the forward contract is settled. Counter-parties to these forward contracts are major U.S. financial institutions. As of September 30, 2022, the Fund had twenty outstanding forward currency contracts sold short.

Interest Rate Swap Contracts

The Fund may engage in various swap transactions, including interest rate agreements, primarily to manage risk, or as alternatives to direct investments. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Fund may elect to pay a fixed rate and receive a floating rate or receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is accrued daily as interest income/expense. Interest rate swaps are marked-to-market daily using fair value estimates provided by an independent pricing service. Changes in value, including accrued interest, are recorded as net change in unrealized appreciation/(depreciation) on the statement of operations. Unrealized gains are reported as an asset and unrealized losses are reported as a liability on the statement of assets and liabilities. Gains or losses are realized upon termination of the contracts. The risk of loss under a swap contract may exceed the amount recorded as an asset or a liability. As of September 30, 2022, the Fund had eight outstanding interest rate swap contracts.

Collateralized Loan Obligations and Collateralized Debt Obligations

The Fund may invest in CLOs and Collateralized Debt Obligations (“CDOs”). CLOs and CDOs are created by the grouping of certain private loans and other lender assets/collateral into pools. A sponsoring organization establishes a special purpose vehicle to hold the assets/collateral and issue securities. Interests in these pools are sold as individual securities. Payments of principal and interest are passed through to investors and are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guaranty or senior/subordination. Payments from the asset pools may be divided into several different tranches of debt securities, offering investors various maturity and credit risk characteristics. Some tranches entitled to receive regular installments of principal and interest, other tranches entitled to receive regular installments of interest, with principal payable at maturity or upon specified call dates, and other tranches only entitled to receive payments of principal and accrued interest at maturity or upon specified call dates. Different tranches of securities will bear different interest rates, which may be fixed or floating.

CLOs and CDOs are typically privately offered and sold, and thus, are not registered under the securities laws, which means less information about the security may be available as compared to publicly offered securities and only certain institutions may buy and sell them. As a result, investments in CLOs and CDOs may be characterized by the Fund as illiquid securities. An active dealer market may exist for CLOs and CDOs that can be resold in Rule 144A transactions, but there can be no assurance that such a market will exist or will be active enough for the Fund to sell such securities.

Warehouse Investments

The Fund may invest in Warehouse investments (“Warehouses”), which are financing structures created prior to and in anticipation of CLO or CDO closings and issuing securities and are intended to aggregate direct loans, corporate loans and/or other debt obligations that may be used to form the basis of CLO or CDO vehicles. To finance the acquisition of a Warehouse’s assets, a financing facility (a “Warehouse Facility”) is often opened by (i) the entity or affiliates of the entity that will become the collateral manager of the CLO or CDO upon its closing and/or (ii) third-party investors that may or may not invest in the CLO or CDO. The period from the date that a Warehouse is opened and asset accumulation begins to the date that the CLO

Cliffwater Corporate Lending Fund

Notes to Consolidated Financial Statements
September 30, 2022 (Unaudited) (Continued)

2. Significant Accounting Policies (continued)

or CDO closes is commonly referred to as the “warehousing period.” In practice, investments in Warehouses are structured in a variety of legal forms, including subscriptions for equity interests or subordinated debt investments in special purpose vehicles that obtain a Warehouse Facility secured by the assets acquired in anticipation of a CLO or CDO closing.

The Warehouse investments represent leveraged investments in the underlying assets of a Warehouse. Therefore, the value of a Warehouse investment is often affected by, among other things, (i) changes in the market value of the underlying assets of the Warehouse; (ii) distributions, defaults, recoveries, capital gains, capital losses and prepayments on the underlying assets of the Warehouse; and (iii) the prices, interest rates and availability of eligible assets for reinvestment. Due to the leveraged nature of a Warehouse investment, a significant portion (and in some circumstances all) of the Warehouse investments made by the Fund may not be repaid.

Participations and Assignments

The Fund may acquire interests in loans either directly (by way of original issuance, sale or assignment) or indirectly (by way of participation). The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, its rights can be more restricted than those of the assigning institution. Participation interests in a portion of a debt obligation typically result in a contractual relationship only with the institution participating in the interest, not with the borrower. In purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of set-off against the borrower, and the Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the institution selling the participation.

Commitments and Contingencies

Commercial loans purchased by the Fund (whether through participations or as a lender of record) may be structured to include both term loans, which are generally fully funded at the time of investment, and unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities and delayed draw term loans, which may obligate the Fund to supply additional cash to the borrower on demand, representing a potential financial obligation by the Fund in the future. The Fund may receive a commitment fee based on the undrawn portion of such unfunded loan commitments. The commitment fee is typically set as a percentage of the commitment amount. Commitment fees are processed as income when received and are part of the interest income in the Statements of Operations. As of September 30, 2022, the Fund received $2,274,088 in commitment fees. As of September 30, 2022, the Fund had the following unfunded loan commitments as noted in the consolidated Schedule of Investments with a total principal amount of $1,538,049,065 reflected as unfunded loan commitments within the consolidated Statement of Assets and Liabilities.

Borrower	Type	Principal Amount	Value
123Dentist, Inc.	Delayed Draw	$6,681,175	$4,760,526
1364720 B.C. LTD	Delayed Draw	5,000,000	3,570,416
1364720 B.C. LTD	Revolver	2,000,000	1,413,740
AAH Topco, LLC	Delayed Draw	2,903,159	2,859,085
AAH Topco, LLC	Revolver	423,729	413,060
Abracon Group Holdings, LLC	Delayed Draw	4,326,923	4,258,932
Abracon Group Holdings, LLC	Delayed Draw	2,163,462	2,143,340
Abracon Group Holdings, LLC	Revolver	865,385	848,676
Abracon Group Holdings, LLC	Revolver	1,730,769	1,686,365
ACI Group Holdings, Inc.	Delayed Draw	2,779,286	2,749,319
Acquia, Inc.	Revolver	179,339	177,513
ADCS Clinics Intermediate Holdings, LLC	Delayed Draw	5,433,471	5,198,902
ADMA Bilogics, Inc.	Delayed Draw	3,571,429	3,529,977

Cliffwater Corporate Lending Fund

Notes to Consolidated Financial Statements
September 30, 2022 (Unaudited) (Continued)

2. Significant Accounting Policies (continued)

Borrower	Type	Principal Amount	Value
Advarra Holdings, Inc.	Delayed Draw	$352,200	$349,118
AEC Parent Holdings, Inc.	Delayed Draw	1,215,953	1,200,555
Affinity Hospice Intermediate Holdings, LLC	Delayed Draw	5,239,105	5,153,884
Affinipay Midco, LLC	Delayed Draw	4,640,884	4,588,039
Affinipay Midco, LLC	Revolver	2,209,945	2,162,712
AG-Twin Brook Healthcare	Delayed Draw	9,930,556	9,807,256
AG-Twin Brook Healthcare	Delayed Draw	7,570,000	7,496,211
AG-Twin Brook Industrials	Delayed Draw	17,760,000	17,624,292
AHR Intermediate, Inc.	Delayed Draw	10,500,000	10,385,850
Any Hour, LLC	Delayed Draw	4,566,667	4,528,398
Any Hour, LLC	Revolver	2,000,000	1,969,637
Air Comm Corporation, LLC	Revolver	1,044,051	1,030,811
Air Comm Corporation, LLC	Revolver	2,113,764	2,086,958
Alera Group Holdings, Inc.	Delayed Draw	2,522,730	2,472,276
Alera Group Holdings, Inc.	Delayed Draw	6,145,980	5,997,928
Alera Group Holdings, Inc.	Delayed Draw	5,000,000	4,873,877
Alert Media, Inc.	Delayed Draw	3,000,000	2,977,597
Alpine Acquisition Corp.	Revolver	71,380	68,158
Amba Buyer, Inc.	Delayed Draw	14,257,915	13,791,994
Amerilife Holdings LLC	Delayed Draw	4,909,091	4,842,497
Amerilife Holdings LLC	Revolver	2,454,545	2,396,791
Apex Service Partners, LLC	Revolver	2,000,000	1,929,645
Appfire Technologies, LLC	Delayed Draw	11,020,000	10,892,507
Appfire Technologies, LLC	Delayed Draw	4,995,257	4,900,155
Appfire Technologies, LLC	Revolver	900,900	883,748
Applied Technical Services	Delayed Draw	2,909,091	2,889,870
Applied Technical Services	Revolver	727,273	722,468
Apptio, Inc.	Revolver	557,223	544,585
AQ Sage Buyer, LLC	Delayed Draw	17,868,014	17,150,137
AQ Sage Buyer, LLC	Delayed Draw	6,653,221	6,385,917
AQ Sunshine, Inc.	Delayed Draw	1,791,667	1,728,640
AQ Sunshine, Inc.	Delayed Draw	13,740,741	13,257,375
AQ Sunshine, Inc.	Revolver	1,200,000	1,157,787
Armada Parent, Inc.	Delayed Draw	1,000,000	982,019
Armada Parent, Inc.	Revolver	2,383,333	2,340,479
ASG II, LLC	Delayed Draw	4,608,696	4,536,057

Cliffwater Corporate Lending Fund

Notes to Consolidated Financial Statements
September 30, 2022 (Unaudited) (Continued)

2. Significant Accounting Policies (continued)

Borrower	Type	Principal Amount	Value
Aspen Opco, LLC	Revolver	$2,651,515	$2,617,889
Associations, Inc.	Revolver	23,525,000	23,257,337
Auveco Holdings, Inc.	Delayed Draw	1,973,684	1,933,855
Auveco Holdings, Inc.	Revolver	986,842	966,927
AWT Merger Sub, Inc.	Delayed Draw	1,424,370	1,409,867
AWT Merger Sub, Inc.	Revolver	928,571	919,117
AxiomSL Group, Inc.	Delayed Draw	713,267	695,307
AxiomSL Group, Inc.	Revolver	731,098	712,690
Blackbird Purchaser, Inc.	Delayed Draw	10,713,282	10,282,858
BCPE North Star US Holdings Co.	Delayed Draw	2,210,526	2,097,845
Beacon Mobility Corp.	Revolver	1,000,000	979,820
Bendon	Revolver	1,800,000	1,727,682
Benefit Street Technology	Delayed Draw	19,550,861	19,166,841
Benefit Street Technology	Revolver	2,666,667	2,619,518
Berlin Packaging LLC	Second Lien Term Loan	2,828,099	2,685,718
Beta Plus Technologies, Inc.	Revolver	6,700,000	6,549,462
BetterCloud, Inc.	Revolver	3,801,052	3,724,415
BetterCloud, Inc.	Revolver	2,512,669	2,462,009
Bigtime Software, Inc.	Revolver	2,327,586	2,268,874
Biocare Medical LLC	Revolver	2,777,778	2,721,721
BlueHalo Global Holdings, LLC	Revolver	341,663	333,231
Bounteous, Inc.	Delayed Draw	4,300,000	4,221,823
Bounteous, Inc.	Revolver	888,000	871,856
BusinesSolver.com, Inc.	Delayed Draw	1,378,788	1,331,526
Caldwell & Gregory LLC	Delayed Draw	2,000,000	1,979,636
Carevet LLC	Delayed Draw	4,530,505	4,504,264
CC SAG Acquisition Corp.	Delayed Draw	2,437,063	2,368,971
CC SAG Acquisition Corp.	Revolver	699,301	679,762
CC WDW Borrower, Inc.	Delayed Draw	1,631,196	1,603,520
Cerity Partners, LLC	Delayed Draw	709,108	697,965
Cerity Partners, LLC	Revolver	443,192	431,822
CFGI Holdings, LLC	Delayed Draw	2,189,781	2,101,803
CFGI Holdings, LLC	Revolver	1,751,825	1,681,443
Cherry Bekaert Advisory LLC	Delayed Draw	4,746,835	4,698,590
Cherry Bekaert Advisory LLC	Revolver	1,898,734	1,860,452
Citrin Cooperman Advisors, LLC	Delayed Draw	17,793,939	17,506,994
Citrin Cooperman Advisors LLC	Delayed Draw	2,647,908	2,604,474

Cliffwater Corporate Lending Fund

Notes to Consolidated Financial Statements
September 30, 2022 (Unaudited) (Continued)

2. Significant Accounting Policies (continued)

Borrower	Type	Principal Amount	Value
Cleo Communications Holding, LLC	Revolver	$2,140,000	$2,078,627
Club Car Wash	Delayed Draw	2,560,529	2,483,713
Community Medical Acquisition Corp.	Delayed Draw	4,333,814	4,148,863
Community Medical Acquisition Corp.	Revolver	3,683,963	3,526,745
Connect America.com, LLC	Revolver	254,803	247,114
Consolidated Label Co.	Revolver	1,339,286	1,322,301
Consolidated Label Co.	Revolver	578,516	571,180
CORA Health Holdings Corp.	Delayed Draw	5,169,567	5,078,165
CORA Health Holdings Corp.	Revolver	338,462	332,478
Coretrust Purchasing Group LLC	Delayed Draw	596,443	587,496
Coretrust Purchasing Group LLC	Revolver	250,000	242,500
Coretrust Purchasing Group LLC	Delayed Draw	2,819,549	2,777,256
Coretrust Purchasing Group LLC	Revolver	2,819,549	2,734,962
Covaris Intermediate 3, LLC	Delayed Draw	5,921,053	5,776,879
Covaris Intermediate 3, LLC	Revolver	789,474	762,470
Covercraft Parent II	Delayed Draw	2,225,000	2,177,809
CPF Dental, LLC	Delayed Draw	2,857,942	2,788,839
CPF Dental, LLC	Delayed Draw	15,225	14,857
Credit Connection, LLC	Revolver	600,000	594,431
CRS TH Holdings Corp	Revolver	4,237,288	4,101,787
D4C Dental Brands, Inc.	Delayed Draw	492,843	492,524
D4C Dental Brands, Inc.	Revolver	535,714	532,175
DataLink, LLC	Revolver	310,484	291,801
DCA Holdings LLC	Delayed Draw	652,787	640,462
Deca Dental Holdings, LLC	Delayed Draw	3,333,333	3,299,393
Deca Dental Holdings, LLC	Revolver	592,593	586,559
Denali Midco 2 LLC	Delayed Draw	7,500,000	7,246,342
Diligent Corporation	Delayed Draw	710,400	705,706
DOCS MSO LLC	Delayed Draw	3,629,032	3,528,584
DOCS MSO LLC	Revolver	967,742	940,956
DOCS MSO LLC	Delayed Draw	2,419,355	2,352,390
DOCS MSO LLC	Revolver	645,161	627,304
DTI Holdco, Inc.	Revolver	381,012	375,231
Dwyer Instruments, Inc.	Delayed Draw	1,912,916	1,893,475
Dwyer Instruments, Inc.	Revolver	807,011	790,742
Dwyer Instruments, Inc.	Revolver	1,620,617	1,587,942
EAP Holdco, LLC	Delayed Draw	989,658	977,107

Cliffwater Corporate Lending Fund

Notes to Consolidated Financial Statements
September 30, 2022 (Unaudited) (Continued)

2. Significant Accounting Policies (continued)

Borrower	Type	Principal Amount	Value
EAP Holdco, LLC	Revolver	$1,604,341	$1,583,995
Easy Ice, LLC	Delayed Draw	6,134,165	6,093,636
EdgeCo Buyer, Inc.	Delayed Draw	10,000,000	9,728,356
EDPO, LLC	Delayed Draw	1,006,667	991,394
Emburse, Inc.	Delayed Draw	1,209,677	1,189,294
Emburse, Inc.	Revolver	604,839	594,647
Emmes Blocker, Inc.	Delayed Draw	11,222,326	11,073,547
Emmes Blocker, Inc.	Delayed Draw	5,487,805	5,415,051
ERC Holdings, LLC	Delayed Draw	2,201,183	2,112,747
ERC Holdings, LLC	Revolver	1,420,118	1,363,063
ERC Holdings, LLC	Revolver	6,657,924	6,390,431
ESG Investments, Inc	Delayed Draw	8,035,714	7,672,695
ESG Investments, Inc	Revolver	2,142,857	2,046,052
Explorer Investor, Inc.	Delayed Draw	5,232,558	4,890,115
FLS Holding, Inc.	Revolver	2,000,000	1,959,439
Fingerpaint Marketing, Inc.	Delayed Draw	9,167,014	8,936,194
Fingerpaint Marketing, Inc.	Revolver	1,680,108	1,637,803
FSS Buyer LLC	Revolver	920,223	903,493
Fortis Solutions Group, LLC	Delayed Draw	10,000,000	9,902,037
Fortis Solutions Group, LLC	Delayed Draw	602,699	592,285
Fortis Solutions Group, LLC	Revolver	1,679,160	1,650,146
Fortis Life Sciences, LLC	Delayed Draw	11,106,063	10,937,459
Fortis Life Sciences, LLC	Revolver	1,217,391	1,198,910
FYi Eye Care Services and Products, Inc.	Delayed Draw	4,210,526	2,980,510
Gainsight, Inc.	Revolver	2,625,000	2,547,385
Galway Borrower, LLC	Delayed Draw	8,930	8,683
Galway Borrower, LLC	Delayed Draw	52,734	51,274
Galway Borrower, LLC	Revolver	694,552	675,327
Galway Borrower, LLC	Revolver	814,315	791,776
Galway Borrower, LLC	Revolver	293,856	285,723
Galway Borrower, LLC	Delayed Draw	692,815	673,639
Galway Borrower, LLC	Revolver	879,765	855,414
Gateway US Holdings, Inc.	Delayed Draw	1,176,273	1,150,432
Gateway US Holdings, Inc.	Revolver	409,091	400,104
Govdelivery Holdings, LLC	Delayed Draw	3,334,737	3,312,704
Govdelivery Holdings, LLC	Revolver	536,402	532,858
GovBrands Intermediate, Inc.	Delayed Draw	905,972	872,472

Cliffwater Corporate Lending Fund

Notes to Consolidated Financial Statements
September 30, 2022 (Unaudited) (Continued)

2. Significant Accounting Policies (continued)

Borrower	Type	Principal Amount	Value
GovBrands Intermediate, Inc.	Revolver	$662,278	$637,789
Graffiti Buyer, Inc.	Delayed Draw	5,044,643	4,955,450
Graffiti Buyer, Inc.	Revolver	1,303,199	1,280,158
GSV Holding, LLC	Delayed Draw	24,000,000	23,319,018
Higginbotham Insurance Agency, Inc.	Delayed Draw	23,012,034	22,746,338
Higginbotham Insurance Agency, Inc.	Delayed Draw	12,900,000	12,751,057
HPS Specialty Loan Fund V Feeder LP	First Lien Term Loan	80,625,000	80,625,000
HPS Technology	Delayed Draw	20,744,922	23,010,114
HSI Halo Acquisition, Inc.	Revolver	875,000	856,442
HS Spa Holdings, Inc.	Revolver	311,429	303,264
iCIMS, Inc.	Revolver	184,671	182,569
iCIMS, Inc.	Revolver	1,904,761	1,858,674
Iconic Purchaser Corporation	Revolver	1,230,769	1,178,614
Isaac Heating & Air Conditioning	Delayed Draw	947,368	935,354
Isaac Heating & Air Conditioning	Revolver	2,368,421	2,338,385
Imagine Acquisitionco, Inc.	Delayed Draw	1,607,717	1,575,273
Imagine Acquisitionco, Inc.	Revolver	1,157,556	1,134,196
Indigo Buyer, Inc.	Delayed Draw	5,000,000	4,925,697
Indigo Buyer, Inc.	Revolver	1,666,667	1,625,314
Innovetive Petcare, LLC	Delayed Draw	4,220,317	4,169,230
Integrated Oncology Network, LLC	Revolver	83,957	83,402
ISS Compressors Industries, Inc.	Revolver	83,333	80,510
IG Investments	Revolver	722,543	684,845
insightsoftware	Delayed Draw	1,999,993	1,976,829
insightsoftware	Revolver	209,340	206,915
Integrity Marketing Acquisition, LLC	Delayed Draw	19,764,786	19,563,901
Integrated Oncology Network, LLC	Delayed Draw	1,355,681	1,346,724
Integrated Oncology Network, LLC	Revolver	134,701	133,811
Integrated Power Services	Revolver	2,730,835	2,672,915
Invicti Intermediate 2, LLC	Revolver	1,090,909	1,056,986
IQN Holding Corp.	Delayed Draw	1,443,850	1,421,558
IQN Holding Corp.	Revolver	577,540	565,766
IvyRehab Intermediate II, LLC	Delayed Draw	4,221,491	4,094,093
IvyRehab Intermediate II, LLC	Revolver	3,837,719	3,683,533
J S Held, LLC	Delayed Draw	9,193,508	9,087,360
JTM Foods, LLC	Revolver	559,597	553,725
JTM Foods, LLC	Delayed Draw	386,122	377,365

Cliffwater Corporate Lending Fund

Notes to Consolidated Financial Statements
September 30, 2022 (Unaudited) (Continued)

2. Significant Accounting Policies (continued)

Borrower	Type	Principal Amount	Value
JTM Foods, LLC	Revolver	$559,597	$546,906
Kaseya, Inc.	Delayed Draw	4,100,000	4,058,790
Kaseya, Inc.	Revolver	4,100,000	4,028,119
KBP Brands, LLC	Delayed Draw	17,810,349	17,183,824
KBP Investments LLC	Delayed Draw	3,444,691	3,350,440
Keystone Agency Investors	Delayed Draw	8,286,504	8,109,414
Keystone Acquisition Corp.	Delayed Draw	3,260,870	3,170,612
Keystone Acquisition Corp.	Revolver	1,630,435	1,585,306
Komline-Sanderson Group, Inc.	Delayed Draw	4,687,500	4,617,242
Komline-Sanderson Group, Inc.	Revolver	1,171,875	1,154,310
KPSKY Acquisition, Inc.	Delayed Draw	4,375,000	4,317,994
KWOR Acquisition, Inc.	Delayed Draw	15,313,231	15,078,935
KWOR Acquisition, Inc.	Revolver	1,497,418	1,459,535
Life Science Intermediate Holdings, LLC	Delayed Draw	6,000,000	5,779,023
Life Science Intermediate Holdings, LLC	Delayed Draw	1,486,000	1,630,716
Life Science Intermediate Holdings, LLC	Delayed Draw	1,553,797	1,527,101
Life Science Intermediate Holdings, LLC	Revolver	188,281	185,046
Life Science Intermediate Holdings, LLC	Delayed Draw	3,750,000	3,685,572
Life Science Intermediate Holdings, LLC	Revolver	468,376	460,329
Life Science Intermediate Holdings, LLC	Delayed Draw	6,550,650	6,438,104
Lithium Technologies, LLC	Revolver	367,018	362,840
LMG Holdings, Inc.	Revolver	194,286	191,249
LOC Performance Products	Revolver	3,213,443	3,161,412
Premier Imaging, LLC	Delayed Draw	10,332,779	10,175,914
Majco LLC	Delayed Draw	6,583,333	6,351,748
Majco LLC	Revolver	1,200,000	1,151,788
Marcone Yellowstone Buyer, Inc.	Delayed Draw	4,139,091	4,014,179
Margaritaville Enterprises LLC	Delayed Draw	5,108,297	5,054,467
Margaritaville Enterprises LLC	Revolver	312,500	306,870
MB2 Dental Solutions, LLC	Delayed Draw	6,250,000	6,187,686
MBS Holdings, Inc.	Revolver	1,271,186	1,248,711
Mc Group Ventures Corporation	Delayed Draw	4,519,231	4,486,770
Mclarens Midco, Inc.	Revolver	3,485,026	3,411,110
MedMark Services, Inc.	Delayed Draw	3,446,509	3,393,430
MedMark Services, Inc.	Delayed Draw	415,962	409,555
Mindbody, Inc.	Revolver	1,428,571	1,392,601
MN Acquisition, Inc.	Revolver	2,500,000	2,437,815

Cliffwater Corporate Lending Fund

Notes to Consolidated Financial Statements
September 30, 2022 (Unaudited) (Continued)

2. Significant Accounting Policies (continued)

Borrower	Type	Principal Amount	Value
ManTech International Corporation	Delayed Draw	$13,379,260	$13,181,820
ManTech International Corporation	Revolver	5,689,166	5,548,591
Motion & Control Enterprises LLC	Revolver	1,224,685	1,196,518
MRI Software LLC	Delayed Draw	11,885,000	11,701,406
MRI Software LLC	Revolver	2,159,885	2,114,075
NCWS Intermediate, Inc.	Delayed Draw	30,884	30,229
National Dentex Labs LLC	Delayed Draw	390,805	381,023
Netwrix Corporation And Concept Searching Inc.	Delayed Draw	15,308,156	15,165,950
Netwrix Corporation And Concept Searching Inc.	Revolver	2,870,000	2,829,051
New Era Merger Sub, Inc.	Delayed Draw	332,030	325,529
New Era Merger Sub, Inc.	Revolver	58,641	57,493
New Era Merger Sub, Inc.	Revolver	148,393	145,488
New ILC Dover, Inc.	Delayed Draw	3,601,785	3,525,392
New ILC Dover, Inc.	Revolver	1,138,534	1,114,386
NL1 Acquire Corp.	Delayed Draw	1,930,959	1,388,592
NL1 Acquire Corp.	Delayed Draw	1,182,780	1,114,920
NL1 Acquire Corp.	Revolver	563,195	405,005
Novotech (Australia) Pty Limited	Delayed Draw	3,125,000	3,044,637
Northstar Recycling	Revolver	2,000,000	1,975,636
Oakbridge Insurance Agency LLC	Delayed Draw	13,529,310	13,282,905
Oakbridge Insurance Agency LLC	Revolver	482,759	470,385
OB Hospitalist Group	Revolver	1,374,046	1,344,506
OIA Acquisition, LLC	Delayed Draw	459,000	452,032
OIA Acquisition, LLC	Revolver	1,928,571	1,899,294
OIS Management Services, LLC	Revolver	1,275,862	1,256,493
Oliver Packaging, LLC	Revolver	1,269,841	1,248,500
Olympic Buyer, Inc.	Revolver	2,352,941	2,283,344
Omni Intermediate Holdings, LLC	Delayed Draw	1,549,296	1,530,571
Omni Intermediate Holdings, LLC	Delayed Draw	4,533,321	4,478,529
Omni Intermediate Holdings, LLC	Revolver	2,253,521	2,203,752
OneCare Media, LLC	Revolver	1,333,333	1,310,425
Ons Mso, LLC	Revolver	4,974,466	4,868,959
Org USME Buyer, LLC	Delayed Draw	743,478	733,245
Org USME Buyer, LLC	Revolver	936,232	923,346
Patriot Growth Insurance Services, LLC	Delayed Draw	2,656,432	2,602,825

Cliffwater Corporate Lending Fund

Notes to Consolidated Financial Statements
September 30, 2022 (Unaudited) (Continued)

2. Significant Accounting Policies (continued)

Borrower	Type	Principal Amount	Value
Patriot Growth Insurance Services, LLC	Delayed Draw	$35,000,000	$34,450,024
Patriot Growth Insurance Services, LLC	Revolver	2,660,377	2,606,690
PC Dreamscape Opco, Inc.	Delayed Draw	3,289,474	3,217,210
PC Dreamscape Opco, Inc.	Revolver	1,315,789	1,273,885
PCS Software, Inc.	Revolver	363,714	361,311
PCX Holding Corp.	Revolver	437,500	426,484
PCX Holding Corp.	Delayed Draw	101,563	99,055
Pinnacle Dermatology Management, LLC	Delayed Draw	2,542,268	2,497,319
Pinnacle Dermatology Management, LLC	Revolver	773,196	763,391
PDQ	Revolver	1,764,706	1,739,680
Pegasus Global Enterprise Holdings, LLC	Delayed Draw	1,226,320	1,201,572
Pegasus Global Enterprise Holdings, LLC	Delayed Draw	1,268,825	1,260,442
Peter C. Foy & Associates Insurance Services, LLC	Delayed Draw	12,303,571	12,222,281
Pinnacle Fertility, Inc.	Delayed Draw	3,125,000	3,039,644
Pinnacle Treatment Centers, Inc.	Revolver	107,143	106,435
Polyphase Elevator Holding Company	Delayed Draw	18,593,400	18,218,179
Potter Electric Signal Company, LLC	Delayed Draw	2,647,890	2,591,729
Potter Electric Signal Company, LLC	Revolver	456,895	447,205
PPV Intermediate Holdings LLC	Delayed Draw	7,576,158	7,472,116
PPV Intermediate Holdings LLC	Revolver	2,538,076	2,477,936
PPV Intermediate Holdings LLC	Delayed Draw	1,245,691	1,231,573
PPV Intermediate Holdings LLC	Delayed Draw	1,875,000	1,844,581
Prism Parent Co., Inc.	Delayed Draw	601,852	595,833
ProcessUnity Holdings, LLC	Delayed Draw	1,000,000	955,224
ProcessUnity Holdings, LLC	Revolver	750,000	710,194
QF Holdings, Inc.	Revolver	263,158	254,558
Quantic Electronics, LLC	Delayed Draw	953,898	941,801
Quantic Electronics, LLC	Revolver	57,038	56,315
Quantic Electronics, LLC	Revolver	500,000	493,659
Quality Automotive Services, LLC	Revolver	1,477,132	1,445,803
Race Winning Brands, Inc.	Revolver	2,139,107	2,095,939
Radwell International, LLC	Delayed Draw	7,303,400	7,110,934
Radwell International, LLC	Revolver	2,921,300	2,844,315
Rally Buyer, Inc.	Delayed Draw	3,000,000	2,960,164
Rally Buyer, Inc.	Revolver	1,500,000	1,465,132
Rally Buyer, Inc.	Delayed Draw	3,364,360	3,311,493

Cliffwater Corporate Lending Fund

Notes to Consolidated Financial Statements
September 30, 2022 (Unaudited) (Continued)

2. Significant Accounting Policies (continued)

Borrower	Type	Principal Amount	Value
Rally Buyer, Inc.	Revolver	$1,682,180	$1,639,022
Ranger Buyer, Inc.	Revolver	1,538,462	1,528,297
Raven Buyer, Inc.	Revolver	2,045,455	2,009,076
RB Holdings Interco, LLC	Delayed Draw	2,770,160	2,728,131
RB Holdings Interco, LLC	Revolver	461,693	450,096
RCS Healthcare	Revolver	152,778	151,768
RCS Industrials	Revolver	285,714	283,827
Recorded Future, Inc.	Revolver	178,771	175,610
Redwood Services Group, LLC	Delayed Draw	9,608,532	9,499,208
RefrigiWear, LLC	Revolver	2,254,976	2,215,107
Revalize, Inc.	Delayed Draw	6,665,032	6,736,863
Riskonnect Parent, LLC	Delayed Draw	35,294,000	34,959,628
Royal Buyer, LLC	Delayed Draw	500,000	495,000
Royal Buyer, LLC	Revolver	191,667	187,833
RQM Buyer, Inc.	Delayed Draw	4,687,500	4,613,413
RSC Acquisition, Inc.	Revolver	8,690,548	8,560,291
RSC Acquisition, Inc.	Delayed Draw	2,418,947	2,380,822
S4T Holdings Corp.	Delayed Draw	4,545,455	4,490,083
Safety Borrower Holdings	Revolver	508,475	487,029
SailPoint Technologies, Inc.	Revolver	603,840	588,348
SDG Mgmt Company	Delayed Draw	2,672,995	2,646,172
SDG Mgmt Company	Revolver	392,799	384,929
Securonix, Inc.	Revolver	2,288,135	2,264,837
Seismic Software, Inc.	Delayed Draw	1,089,558	1,055,677
Seismic Software, Inc.	Revolver	272,390	263,919
Seismic Software, Inc.	Delayed Draw	26,204,082	25,334,326
Seko Global Logistics Network, LLC	Revolver	32,358	31,604
Service Compression, LLC	Delayed Draw	3,953,333	3,796,525
Smile Doctors, LLC	Delayed Draw	12,629,747	12,374,875
Smile Doctors, LLC	Revolver	1,696,113	1,661,885
Sonar Acquisitionco, Inc.	Revolver	2,693,750	2,620,627
Sonny’s Enterprises, LLC	Revolver	640,244	636,014
Spanx, LLC	Revolver	8,709,567	8,453,751
Spartronics LLC	Revolver	478,297	475,136
Spirit RR Holdings, Inc.	Delayed Draw	217,352	214,092
Spirit RR Holdings, Inc.	Revolver	100,316	97,307
Spotless Brands, LLC	Delayed Draw	1,976,809	1,957,041

Cliffwater Corporate Lending Fund

Notes to Consolidated Financial Statements
September 30, 2022 (Unaudited) (Continued)

2. Significant Accounting Policies (continued)

Borrower	Type	Principal Amount	Value
Spotless Brands, LLC	Revolver	$69,000	$67,620
Stanton Carpet Corp.	Revolver	1,189,468	1,148,809
Summit Buyer, L.L.C	Delayed Draw	3,270,591	3,235,238
Summit Buyer, L.L.C	Delayed Draw	3,430,213	3,393,134
Summit Buyer, L.L.C	Revolver	1,382,979	1,368,030
System Planning and Analysis, Inc.	Delayed Draw	3,643,011	3,593,653
System Planning and Analysis, Inc.	Revolver	2,195,341	2,149,232
SWK Buyer, Inc.	Delayed Draw	3,070,175	2,946,826
SWK Buyer, Inc.	Revolver	70,175	67,356
Syntax Systems Ltd.	Delayed Draw	4,950,495	4,865,441
Syntax Systems Ltd.	Revolver	660,066	648,725
Tamarack Intermediate, L.L.C.	Revolver	3,023,438	2,930,988
Tank Holding Corp.	Revolver	1,780,415	1,737,816
The Smilist Management, Inc.	Delayed Draw	338,271	335,133
The Smilist Management, Inc.	Delayed Draw	3,560,749	3,527,714
The Smilist Management, Inc.	Revolver	356,075	352,771
The Vertex Companies, Inc.	Delayed Draw	820,565	740,493
The Vertex Companies, Inc.	Revolver	1,043,478	941,654
TheKey, LLC	Delayed Draw	20,573,644	20,257,540
THG Acquisition, LLC	Delayed Draw	11,109,588	10,940,930
THG Acquisition, LLC	Revolver	743,884	732,591
Thunder Purchase, Inc.	Revolver	1,136,691	1,112,582
TigerConnect, Inc.	Delayed Draw	541,406	534,693
TigerConnect, Inc.	Revolver	1,875,000	1,814,716
Tilley Chemical Co., Inc.	Revolver	457,629	448,591
Tilley Chemical Co., Inc.	Revolver	711,868	697,809
Time Manufacturing Acquisition, LLC	Revolver	1,260,274	1,218,886
Titan Group Holdco, LLC	Delayed Draw	321,317	315,636
Titan Group Holdco, LLC	Delayed Draw	3,750,000	3,683,697
Titan Group Holdco, LLC	Revolver	1,950,000	1,915,522
TMC Buyer, Inc.	Delayed Draw	253,834	220,835
Trackforce Acquireco, Inc.	Revolver	1,113,074	1,090,632
Tribute Technology Holdings, LLC	Revolver	3,487,842	3,413,866
Trident Maritime Systems, Inc.	Revolver	222,222	220,182
Trident Maritime Systems, Inc.	Revolver	777,778	770,636
Troy Gastroenterology, P.C.	Delayed Draw	2,561,576	2,544,652
Troy Gastroenterology, P.C.	Revolver	394,089	391,485

Cliffwater Corporate Lending Fund

Notes to Consolidated Financial Statements
September 30, 2022 (Unaudited) (Continued)

2. Significant Accounting Policies (continued)

Borrower	Type	Principal Amount	Value
Trunk Acquisition, Inc.	Revolver	$1,193,049	$1,185,166
Trunk Acquisition, Inc.	Revolver	2,500,000	2,483,482
Transtar Holding Company	Delayed Draw	1,448,276	1,414,850
Turbo Buyer, Inc.	Delayed Draw	4,733,333	4,580,550
TurningPoint Healthcare Solutions, LLC	Revolver	1,816,524	1,777,996
The Ultimus Group Midco, LLC	Revolver	1,424,528	1,394,315
United Musculoskeletal Partners Acquisition Holdings, LLC	Delayed Draw	3,600,543	3,563,948
United Musculoskeletal Partners Acquisition Holdings, LLC	Revolver	1,724,138	1,689,376
Uniguest	Delayed Draw	605,263	600,311
Uniguest	Revolver	526,316	522,272
Urology Management Holdings, Inc.	Delayed Draw	1,287,014	1,232,089
Urology Management Holdings, Inc.	Revolver	1,190,476	1,139,671
USRP Holdings, Inc.	Delayed Draw	6,892,844	6,746,649
USRP Holdings, Inc.	Revolver	645,161	628,288
USRP Holdings, Inc.	Revolver	3,145,613	3,063,345
Vale Insurance Services LLC	Revolver	2,204,403	2,189,839
Vardiman Black Holdings, LLC	Delayed Draw	11,642,397	11,426,610
V Global Holdings LLC	Revolver	11,817,844	11,506,579
Vital Care Buyer, LLC	Revolver	1,777,778	1,751,322
VRC Companies, LLC	Delayed Draw	4,482,799	4,414,826
VRC Companies, LLC	Revolver	531,250	523,195
VSG Acquisition Corp.	Delayed Draw	8,003,333	7,786,875
VSG Acquisition Corp.	Revolver	735,000	715,121
Water Holdings Acquisition, LLC	Delayed Draw	3,817,808	3,758,027
Water Holdings Acquisition, LLC	Revolver	519,305	511,174
Web P.T., Inc.	Revolver	1,058,036	1,030,126
World Insurance Associates, LLC	Delayed Draw	15,094,109	14,994,381
World Insurance Associates, LLC	Delayed Draw	14,937,652	14,743,014
Wealth Enhancement Group, LLC	Revolver	439,990	435,503
Wealth Enhancement Group, LLC	Delayed Draw	7,203,316	7,147,769
WorkForce Software, LLC	Revolver	154,412	150,524
Xeris Pharmaceuticals, Inc.	Delayed Draw	8,333,333	8,154,247
Xifin, Inc.	Delayed Draw	1,649,591	1,598,295
Xifin, Inc.	Revolver	2,055,992	1,992,058
Zavation Medical Products, LLC	Revolver	1,621,622	1,592,950
Total		$1,538,049,065	$1,506,509,839

Cliffwater Corporate Lending Fund

Notes to Consolidated Financial Statements
September 30, 2022 (Unaudited) (Continued)

2. Significant Accounting Policies (continued)

Valuation of Investments

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the Investment Company Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the Investment Company Act and the threshold for determining whether a fund must fair value a security. In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments. Effective September 8, 2022, and pursuant to the requirements of Rule 2a-5, the Board designated the Investment Manager as its valuation designee to perform fair value determinations and approved new Valuation Procedures for the Fund. The Board of Trustees of the Fund (the “Board”) has approved the valuation policy and procedures for the Fund (the “Valuation Procedures”). Under the Valuation Procedures adopted by the Board, the Board has delegated day-to-day responsibility for fair value determinations and pricing to the Investment Manager subject to the oversight of the Board (the “Valuation Designee”). Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on a day the Fund will calculate its net asset value as of the close of business on each day that the New York Stock Exchange is open for business and at such other times as the Board shall determine (each a “Determination Date” or at approximately 4:00 pm U.S. Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the Determination Date, the mean between the closing bid and asked prices and if no asked price is available, at the bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price (which is the last trade price at or before 4:00:02 p.m. U.S. Eastern Time adjusted up to NASDAQ’s best offer price if the last trade price is below such bid and down to NASDAQ’s best offer price if the last trade is above such offer price) will be used.

Fixed income securities (including corporate bonds and senior secured loans) with a remaining maturity of 60 days or more for which accurate market quotations are readily available will normally be valued according to dealer supplied mean quotations or mean quotations from a recognized pricing service. The independent pricing agents may employ methodologies that utilize actual market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Matrix pricing determines a security’s value by taking into account such factors as security prices, yields, maturities, call features, ratings and developments relating to comparable securities. Debt obligations with remaining maturities of sixty days or less when originally acquired will be valued at their amortized cost, which approximates fair market value.

Corporate loans are generally valued using unobservable pricing inputs received from the Sub-Advisers or the Fund’s investment partners. The Investment Manager will continuously monitor the valuations of Fund investments provided by the Sub-Advisers and investment partners and review any material concerns with the Valuation Committee. The Investment Manager may conclude, however, in certain circumstances, that a fair valuation provided by a Sub-Adviser or investment partner does not represent the fair value of a Fund investment and is not indicative of what actual fair value would be in an active, liquid or established market. In those circumstances, the Fund might value such investment at a discount or a premium to the value it receives from the Sub-Adviser or investment partner, in accordance with the Fund’s valuation procedures. Any such decision would be made in good faith, and subject to the review and supervision of the Valuation Committee. The Investment Manager may choose to value certain immaterial direct corporate loans internally upon approval of the Valuation Committee. The Board will consider, no less frequently than quarterly, all relevant information and the reliability of pricing information provided by the Sub-Advisers and investment partners. Additionally, the values of the Funds’ direct loan investments are adjusted daily based on the estimated total return that the asset will generate during the current quarter. The Investment Manager, Sub-Advisers and the Valuation Committee monitor these estimates regularly and update them as necessary if macro or individual changes warrant any adjustments. At the end of the quarter, each direct loan’s value is adjusted based on the actual income and appreciation or depreciation realized by such loan when its quarterly valuations and income are reported. This information is updated as soon as the information becomes available.

CLOs are not traded on a national securities exchange and instead are valued utilizing a market approach. The market approach is a method of determining the valuation of a security based on the selling price of similar securities. The types of factors that may be taken into account in pricing CLOs include: the yield of similar CLOs where pricing is available in the market; the riskiness of the underlying pool of loans; features of the CLO, including weighted average life test, liability pricing, management fees, covenant cushions, weighted average spread of underlying loans and net asset value.

Cliffwater Corporate Lending Fund

Notes to Consolidated Financial Statements
September 30, 2022 (Unaudited) (Continued)

2. Significant Accounting Policies (continued)

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value as reported by such companies, with the exception of exchange-traded open-end registered investment companies which are priced in accordance with the first paragraph within this valuation of investments section.

The Fund may invest in interests or shares in private investment companies and/or funds (“Private Investment Funds”) where the net asset value is calculated and reported by respective unaffiliated investment managers on a monthly or quarterly basis. Unless the Valuation Designee is aware of information that a value reported to the Fund by a portfolio, underlying manager, or administrator does not accurately reflect the value of the Fund’s interest in that Private Investment Fund, the Valuation Designee will use the net asset value provided by the Private Investment Funds as a practical expedient to estimate the fair value of such interests.

Reverse Repurchase Agreements

In a reverse repurchase agreement, the Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. The Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered and accrued interest payments to be made by the Fund to counterparties are reflected as liabilities on the consolidated Statement of Assets and Liabilities. Interest payments made by the Fund to counterparties are recorded as interest from reverse repurchase agreements on the consolidated Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities. Reverse repurchase agreements involve leverage risk and also the risk that the market value of the securities to be repurchased may decline below the repurchase price.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and certain sale-buyback transactions between the Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the consolidated Schedule of Investments and footnote 14 thereto. For the six months ended September 30, 2022, the average balance outstanding and weighted average interest rate were $4,682,951 and 2.93%, respectively.

	September 30, 2022
	Remaining Contractual Maturity of the Agreements
Reverse Repurchase Agreements	Overnight and Continuous	Up to 30 days	30–90 days	Greater Than 90 days	Total
Collateralized Loan Obligations	$—	$—	$3,960,000	$—	$3,960,000
Total	$—	$—	$3,960,000	$—	$3,960,000

Repurchase Offers

The Fund is a closed-end investment company structured as an interval fund and, as such, has adopted a fundamental policy to make quarterly repurchase offers, at per-class NAV, of not less than 5% of the Fund’s outstanding Shares on the repurchase request deadline. The Fund will offer to purchase only a small portion of its Shares each quarter, and there is no guarantee that shareholders will be able to sell all of the Shares that they desire to sell in any particular repurchase offer. Under current regulations, such offers must be for not less than 5% nor more than 25% of the Fund’s Shares outstanding on the repurchase request deadline. If a repurchase offer is oversubscribed, the Fund may repurchase only a pro rata portion of the Shares tendered by each shareholder. The potential for proration may cause some investors to tender more Shares for repurchase than they wish to have repurchased or result in investors being unable to liquidate all or a given percentage of their investment during in the particular repurchase offer.

Cliffwater Corporate Lending Fund

Notes to Consolidated Financial Statements
September 30, 2022 (Unaudited) (Continued)

2. Significant Accounting Policies (continued)

Borrowing, Use of Leverage

On March 29, 2022, the Fund and certain of its wholly-owned subsidiaries (“Guarantors”) entered into a senior secured credit facility (the “Facility”) with Massachusetts Mutual Life Insurance Company as a joint lead arranger, PNC Bank, National Association (“PNC”) as administrative agent and joint lead arranger and with certain lenders from time to time as parties thereto (the “Lenders”). The Facility provides for borrowings on a committed basis in an aggregate principal amount up to $2,340,000,000. Under the Facility, the Fund has received a single 7-year term loan in the amount of $500,000,000 (“Term Loan”) and may borrow up to an additional $1,840,000,000 on a revolving basis (the “Revolving Loan”). The Revolving Loan may be increased from time to time in an aggregate of up to $2,500,000,000 on an uncommitted basis. The Revolving Loan matures on March 28, 2027, and the Term Loan matures on March 28, 2029.

In connection with the Facility and Notes (discussed below under “Senior Notes”), the Fund and Guarantors have made certain customary representations and warranties and are required to comply with various customary covenants, reporting requirements and other requirements. The Facility and Notes each contain events of default customary for similar financing transactions, including: (i) the failure to make principal, interest or other payments when due after the applicable grace period; (ii) the insolvency or bankruptcy of the Guarantors or the Fund; or (iii) a change of management of the Fund. Upon the occurrence and during the continuation of an event of default, the Lenders or Note holders may declare the outstanding advances and all other obligations under the Facility and the Notes, respectively, immediately due and payable or incur a penalty rate of interest. The Facility and/or Notes may in the future be replaced or refinanced by entering into one or more new credit facilities or by the issuance of new debt securities, in each case having substantially different terms from the current Facility and Notes. For the six months ended September 30, 2022, the average balance outstanding, maximum amount borrowed and weighted average interest rate were $1,490,928,961, $1,525,000,000 and 3.76%, respectively. In addition, the interest rate at period end on the Term Loan and weighted average interest rate on the Revolving Loan were 5.71% and 4.55%, respectively. The interest expense during the six months ended September 30, 2022, was $28,119,922. Commitment fees incurred are prepaid and amortized over the term of the loan. For the six months ended September 30, 2022, fees were $671,610. Unused commitment fees for the six months ended September 30, 2022 were $396,771.

Certain Fund investments are held by CCLF SPV. The use of leverage increases both risk of loss and profit potential. The Fund is subject to the Investment Company Act requirement that an investment company satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed (including through one or more SPVs that are wholly-owned subsidiaries of the Fund), measured at the time the investment company incurs the indebtedness. This means that at any given time the value of the Fund’s total indebtedness may not exceed one-third the value of its total assets (including such indebtedness). The interests of persons with whom the Fund (or SPVs that are wholly-owned subsidiaries of the Fund) enters into leverage arrangements will not necessarily be aligned with the interests of the Fund’s shareholders and such persons will have claims on the Fund’s assets that are senior to those of the Fund’s shareholders. In addition to the risks created by the Fund’s use of leverage, the Fund is subject to the additional risk that it would be unable to timely, or at all, obtain leverage borrowing. The Fund might also be required to de-leverage, selling securities at a potentially inopportune time and incurring tax consequences. Further, the Fund’s ability to generate income from the use of leverage would be adversely affected.

Secured Borrowings

From time to time, the Fund may engage in sale/buy-back agreements, which are a type of secured borrowing. The amount, interest rate and terms of these agreements will be individually negotiated on a transaction-by-transaction basis. Each borrowing is secured by an interest in an underlying asset which is participated or assigned to the sale/buy-back counter party for the duration of the agreement.

On August 12, 2022, the Fund entered into sale/buy-back agreements with Macquarie US Trading LLC (“Macquarie”), and pursuant to such agreements, the Fund assigned certain assets to Macquarie, with a corresponding repurchase obligation at an agreed-upon price within 120 days after the sale date (the “Macquarie Sale/Buy-Back”). The Macquarie Sale/Buy-Back has a funding cost of 1.6772 basis points (0.016772%) per day and is not subject to any additional fees. As of September

Cliffwater Corporate Lending Fund

Notes to Consolidated Financial Statements
September 30, 2022 (Unaudited) (Continued)

2. Significant Accounting Policies (continued)

30, 2022, secured borrowings pursuant to the Macquarie Sale/Buy-Back were $299,509,022 with a maturity of 30-90 days. Interest expense on secured borrowings for the six months ended September 30, 2022 were $5,455,057. Secured borrowings outstanding as of September 30, 2022 with Macquarie were as follows:

Loan Name	Trade Date	Maturity Date	Amount
Anaplan, Inc.	August 12, 2022	December 10, 2022	$19,920,000
Gainsight, Inc.	August 12, 2022	December 10, 2022	16,465,342
Kaseya, Inc.	August 12, 2022	December 10, 2022	52,691,840
KWOR Acquisition, Inc.	August 12, 2022	December 10, 2022	9,945,966
Marcone Yellowstone Buyer, Inc.	August 12, 2022	December 10, 2022	17,173,097
Project Leopard Holdings, Inc.	August 12, 2022	December 10, 2022	44,640,000
PT Intermediate Holdings III, LLC	August 12, 2022	December 10, 2022	17,161,628
Radwell International, LLC	August 12, 2022	December 10, 2022	42,812,375
Tank Holding Corp.	August 12, 2022	December 10, 2022	49,108,973
User Zoom Technologies, Inc.	August 12, 2022	December 10, 2022	29,589,801
Total			$299,509,022

Senior Notes

On March 29, 2022, the Fund issued Series A Senior Secured Notes (the “Notes”) in a private placement to qualified institutional purchasers in the aggregate principal amount of $650 million, maturing on March 28, 2027. On June 7, 2022, the Fund issued additional notes in a private placement to qualified institutional purchasers in the aggregate principal amount of $250 million, maturing on March 28, 2027. On July 22, 2022, the Fund issued additional notes in a private placement to qualified institutional purchasers in the aggregate principal amount of $635 million with various maturities. On September 29, 2022, the Fund issued additional notes in a private placement to qualified institutional purchasers in the aggregate principal amount of $50 million with various maturities. The obligations of the Fund and each of the Guarantors under the Facility and the Notes are secured by a first-priority security interest on substantially all of the assets of the Fund and each of the Guarantors.

The table below sets forth a summary of the key terms of the series of Notes outstanding at September 30, 2022.

Series	Principal Outstanding September 30, 2022	Payment Frequency	Unamortized Offering Costs	Value September 30, 2022	Fixed Interest Rate	Maturity Date
A	$650,000,000	Semi-Annual	$185,000	$617,554,514	4.10%	March 28, 2027
A	250,000,000	Semi-Annual	—	243,217,798	4.10%	March 28, 2027
A	215,000,000	Semi-Annual	107,500	211,370,985	5.44%	July 19, 2025
A	130,000,000	Semi-Annual	65,000	126,921,561	5.50%	July 19, 2026
A	130,000,000	Semi-Annual	65,000	126,015,807	5.61%	July 19, 2027
A	160,000,000	Semi-Annual	80,000	153,412,911	5.72%	July 19, 2029
A	10,000,000	Semi-Annual	5,000	9,755,283	5.50%	July 19, 2026
A	40,000,000	Semi-Annual	20,000	38,318,857	5.72%	July 19, 2029

Cliffwater Corporate Lending Fund

Notes to Consolidated Financial Statements
September 30, 2022 (Unaudited) (Continued)

2. Significant Accounting Policies (continued)

The carrying value is inclusive of ($57,904,784) which represents an adjustment due to a hedge accounting relationship. The value presented above approximates fair value and reflects the carrying amount of the liability as reported on the Consolidated Statement of Assets and Liabilities. The Fund categorizes the Notes as Level 2 securities within the fair value hierarchy.

The Fund shall at all times maintain a current rating given by a Nationally Recognized Statistical Rating Organization (an “NRSRO”) of at least Investment Grade with respect to the Notes and shall not at any time have any rating given by a NRSRO of less than Investment Grade with respect to the Notes. The Notes have been assigned an ‘AA’ long-term rating by Kroll Bond Rating Agency, LLC.

In keeping with the Investment Company Act requirement that the Fund may not issue more than one class of senior securities constituting indebtedness, the Facility and Notes rank pari passu with each other, and the lien on the Fund’s assets securing the Notes is equal and ratable with the lien securing the Facility. The Facility and Notes are senior in all respects to the Fund’s outstanding shares with respect to the payment of dividends and the distribution of assets upon dissolution, liquidation or winding up of the affairs of the Fund.

The Fund complies with Section 8 and Section 18 of the Investment Company Act, governing investment policies and capital structure and leverage, respectively, on an aggregate basis with the Guarantors. The Guarantors also comply with Section 17 of the Investment Company Act relating to affiliated transactions and custody.

3. Principal Risks

Non-Diversified Status

The Fund is a “non-diversified” management investment company. Thus, there are no percentage limitations imposed by the Investment Company Act on the Fund’s assets that may be invested, directly or indirectly, in the securities of any one issuer. Consequently, if one or more securities are allocated a relatively large percentage of the Fund’s assets, losses suffered by such securities could result in a higher reduction in the Fund’s capital than if such capital had been more proportionately allocated among a larger number of securities. The Fund may also be more susceptible to any single economic or regulatory occurrence than a diversified investment company.

LIBOR Risk

LIBOR has been used extensively in the U.S. and globally as a “benchmark” or “reference rate” for various commercial and financial contracts, including corporate and municipal bonds, bank loans, asset-backed and mortgage-related securities, interest rate swaps and other derivatives. Instruments in which the Fund invests may have historically paid interest at floating rates based on LIBOR or may have been subject to interest caps or floors based on LIBOR. The Fund and issuers of instruments in which the Fund invests may have also historically obtained financing at floating rates based on LIBOR. The underlying collateral of CLOs in which the Fund invests have also paid interest at floating rates based on LIBOR. In July of 2017, the head of the UK Financial Conduct Authority (“FCA”) announced a desire to phase out the use of LIBOR by the end of 2021. On March 5, 2021, ICE announced that all LIBOR settings will either cease to be provided by any administrator or no longer be representative: (a) immediately after December 31, 2021, in the case of the 1-week and 2-month U.S. dollar LIBOR settings; and (b) immediately after June 30, 2023, in the case of the remaining U.S. dollar LIBOR settings.

On July 29, 2021, the U.S. Federal Reserve, in connection with the Alternative Reference Rates Committee (“ARRC”), a steering committee comprised of large U.S. financial institutions, formally recommended the forward-looking Secured Overnight Financing Rate (“SOFR”) term rates proposed by CME Group, Inc. as the replacement for U.S. dollar LIBOR, marking the final step in the ARRC’s Paced Transition Plan implemented to encourage the adoption of SOFR. In addition, as of the date of this prospectus, the current nominated replacement for GBP-LIBOR is the Sterling Overnight Interbank Average Rate (“SONIA”). In July 2020, Bloomberg began publishing fall-backs that the International Swaps and Derivatives Association (“ISDA”) intends to implement in lieu of LIBOR with respect to swaps and derivatives. Given the inherent differences between LIBOR and SOFR, or any other alternative Benchmark Rate that may be established, including SONIA, there remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate. In many cases, the nominated replacements, as well as other potential replacements, are not complete or ready to implement and require margin adjustments. There is

Cliffwater Corporate Lending Fund

Notes to Consolidated Financial Statements
September 30, 2022 (Unaudited) (Continued)

3. Principal Risks (continued)

currently no final consensus as to which Benchmark Rate(s) (along with any adjustment and/or permutation thereof) will replace all or any LIBOR tenors after the discontinuation thereof and there can be no assurance that any such replacement Benchmark Rate(s) will attain market acceptance.

Any transition away from LIBOR to one or more alternative Benchmark Rates is complex and could have a material adverse effect on the Fund’s business, financial condition and results of operations, including, without limitation, as a result of any changes in the pricing and/or availability of the Fund’s investments, negotiations and/or changes to the documentation for certain of the Fund’s investments, the pace of such changes, disputes and other actions regarding the interpretation of current and prospective loan documentation, basis risks between investments and hedges, basis risks within investments (e.g., securitizations), costs of modifications to processes and systems, and/or costs of administrative services and operations, including monitoring of recommended conventions and Benchmark Rates, or any component of or adjustment to the foregoing.

It is not possible to predict whether there will be any further changes in the methods pursuant to which the LIBOR rates are determined and any other reforms to LIBOR that will be enacted in the United States, the U.K. or elsewhere, or the effects thereof. Any such changes or further reforms to LIBOR may result in a sudden or prolonged increase or decrease in reported LIBOR rates, which could have a material adverse impact on the value of the Fund’s investments and any payments linked to LIBOR thereunder.

LIBOR is likely to perform differently than in the past until the final phase-outs in 2023 and, ultimately, will cease to exist as a global benchmark going forward. Until an alternative Benchmark Rate(s) becomes generally accepted and regularly implemented in the market, the uncertainty as to the future of LIBOR, its eventual phase-out, the transition to one or more alternate Benchmark Rate(s), and the implementation of such new Benchmark Rate(s) may impact a number of factors, which, either alone or in the aggregate, may cause a material adverse effect on the Fund’s performance and ability to achieve its investment objective. Such factors include, without limitation: (i) the administration and/or management of portfolio of investments, including (a) cost of funding or other operational or administrative costs, (b) costs incurred to transition to and implement a substitute index or Benchmark Rate(s) for purposes of calculating interest, (c) costs of negotiating with counterparties with respect to an acceptable replacement calculation and potential amendments to existing debt instruments or credit facilities currently utilizing LIBOR to determine interest rates, and/or (d) costs of potential disputes and/or litigation regarding interest calculation, loan value, appropriateness or comparability of any new Benchmark Rate(s) or any other dispute over terms relating to or arising from any of the foregoing; (ii) the availability (or lack thereof) of potential investments in the market during the transition period; (iii) the time periods necessary to make investments and deploy capital during the transition period; (iv) the calculation and value of investments and overall cash flows, profitability and performance; (v) the liquidity of investments in the secondary market or otherwise, and the asset-liability management strategies available; (vi) basis risks between investments and hedges and basis risks within investments (e.g., securitizations); or (vii) any mismatch, during a transition period or otherwise, between a Benchmark Rate used for leverage facilities and another used for one or more of the Fund’s investments.

Limited Liquidity

Shares in the Fund provide limited liquidity since shareholders will not be able to redeem Shares on a daily basis. A shareholder may not be able to tender its Shares in the Fund promptly after it has made a decision to do so. In addition, with very limited exceptions, Shares are not transferable, and liquidity will be provided only through repurchase offers made quarterly by the Fund. In addition, the Fund does not expect any trading market to develop for the Shares. As a result, if investors decide to invest in the Fund, they will have very limited opportunity to sell their Shares. Shares in the Fund are therefore suitable only for investors who can bear the risks associated with the limited liquidity of Shares and should be viewed as a long-term investment.

Pandemic Risk

The continuing spread of an infectious respiratory illness caused by a novel strain of coronavirus (known as COVID-19) has caused volatility, severe market dislocations and liquidity constraints in many markets, including securities the Fund holds, and may adversely affect the Fund’s investments and operations. The outbreak was first detected in December 2019 and subsequently spread globally, and since then, the number of cases has fluctuated and new “variants” have been confirmed around the world. The transmission of COVID-19 and efforts to contain its spread have resulted in international and domestic travel restrictions and disruptions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, quarantines, event and service cancellations or interruptions, disruptions to business operations (including staff reductions), supply chains and consumer activity, as well

Cliffwater Corporate Lending Fund

Notes to Consolidated Financial Statements
September 30, 2022 (Unaudited) (Continued)

3. Principal Risks (continued)

as general concern and uncertainty that has negatively affected the economic environment. These disruptions have led to instability in the marketplace, including stock and credit market losses and overall volatility. The impact of COVID-19, and other infectious illness outbreaks, epidemics or pandemics that may arise in the future, could adversely affect the economies of many nations or the entire global economy, the financial performance of individual issuers, borrowers and sectors and the health of the markets generally in potentially significant and unforeseen ways. In addition, the impact of infectious illnesses, such as COVID-19, in emerging market countries may be greater due to generally less established healthcare systems. This crisis or other public health crises may exacerbate other pre-existing political, social and economic risks in certain countries or globally.

The Fund and the Investment Manager have in place business continuity plans reasonably designed to ensure that they maintain normal business operations, and that the Fund, its portfolio and assets are protected. However, in the event of a pandemic or an outbreak, such as COVID-19, there can be no assurance that the Fund, its advisers and service providers, or the Fund’s portfolio companies, will be able to maintain normal business operations for an extended period of time or will not lose the services of key personnel on a temporary or long-term basis due to illness or other reasons. A pandemic or disease could also impair the information technology and other operational systems upon which the Fund’s advisers rely and could otherwise disrupt the ability of the Fund’s service providers to perform essential tasks.

The foregoing could lead to increased market volatility, a greater number of market closures, higher default rates and adverse effects on the values and liquidity of securities or other assets. Such impacts, which may vary across asset classes and markets, may adversely affect the performance of the Fund’s investments, the Fund and your investment in the Fund. In certain cases, an exchange or market may close or issue trading halts on either specific securities or even the entire market, which may result in the Fund being, among other things, unable to buy or sell certain securities or financial instruments or to accurately price its investments.

Although vaccines are widely available in some parts of the world, the duration of the COVID-19 outbreak and its full impacts are unknown and the pace of recovery and response may vary from market to market, resulting in a high degree of uncertainty for potentially extended periods of time, especially in certain sectors in which the Fund may make investments.

4. Investment Advisory and Other Agreements

The Fund has entered into an investment management agreement (the “Investment Management Agreement”) with the Investment Manager. Pursuant to the Investment Management Agreement, the Fund pays the Investment Manager a monthly Investment Management Fee equal to 1.00% on an annualized basis of the Fund’s Net Assets. The Investment Manager has contractually agreed to an expense limitation and reimbursement agreement (the “Expense Limitation and Reimbursement Agreement”) with the Fund, whereby the Investment Manager has agreed to waive fees that it would otherwise have been paid, and/or to assume expenses of the Fund (a “Waiver”), if required to ensure the Total Annual Expenses (excluding any taxes, leverage interest, distribution and servicing fees, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-2), expenses incurred in connection with any merger or reorganization, and extraordinary expenses, such as litigation expenses) do not exceed 2.25% of the average daily net assets of Class I Shares (the “Expense Limit”). For a period not to exceed three years from the date on which a Waiver is made, the Investment Manager may recoup amounts waived or assumed, provided it is able to effect such recoupment and remain in compliance with the Expense Limitation and Reimbursement Agreement. The Expense Limitation and Reimbursement Agreement has an initial two-year term, which ends two years from the date of commencement of the Fund’s operations. The Expense Limitation and Reimbursement Agreement will automatically renew for consecutive one-year terms thereafter.

The Fund may, at the discretion of the Investment Manager and subject to Board and shareholder approval, allocate its assets amongst the Investment Manager and one or more sub-advisers in percentages determined at the discretion of the Investment Manager (“allocated portion”). The portfolio management fees that were paid to Crescent Capital Group LP (“Crescent Capital”) were 1.00% on an annualized basis of the allocated portion of the Fund’s average daily assets managed by Crescent Capital and were paid monthly. See Note 13.

For a period not to exceed three years from the date on which advisory fees are waived or Fund expenses were absorbed by the Investment Manager, the Investment Manager may recoup amounts waived or absorbed, provided it is able to effect such recoupment and remain in compliance with (a) the limitation on Fund expenses in effect at the time of the relevant reduction

Cliffwater Corporate Lending Fund

Notes to Consolidated Financial Statements
September 30, 2022 (Unaudited) (Continued)

4. Investment Advisory and Other Agreements (continued)

in advisory fees or payment of the Fund’s expenses, and (b) the limitation on Fund expenses at the time of the recoupment. At September 30, 2022 the amount of these potentially recoverable expenses is $490,297 expiring on December 31, 2022. For the six months ended September 30, 2022, the Investment Manager did not recover any previously waived expenses.

Foreside Fund Services, LLC serves as the Fund’s distributor; UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and administrator. For the six months ended September 30, 2022, the Fund’s allocated UMBFS fees are reported on the consolidated Statement of Operations.

An officer of the Fund is an employee of UMBFS. The Fund does not compensate officers affiliated with the Fund’s administrator. For the six months ended September 30, 2022, the Fund’s allocated fees incurred for trustees who are not affiliated with the Fund’s administrator are reported on the consolidated Statement of Operations.

Vigilant Compliance, LLC provides Chief Compliance Officer (“CCO”) services to the Fund. The Fund’s allocated fees incurred for CCO services for the six months ended September 30, 2022, are reported on the consolidated Statement of Operations.

5. Fair Value of Investments

Fair value – Definition

The Fund uses a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

●	Level 1 – Valuations based on unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.

●	Level 2 – Valuations based on inputs, other than quoted prices included in Level 1, that are observable either directly or indirectly.

●	Level 3 – Valuations based on inputs that are both significant and unobservable to the overall fair value measurement.

Investments in Private Investment Funds measured based upon NAV as a practical expedient to determine fair value are not required to be categorized in the fair value hierarchy.

The availability of valuation techniques and observable inputs can vary from investment to investment and are affected by a wide variety of factors, including type of investment, whether the investment is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, determining fair value requires more judgment. Because of the inherent uncertainly of valuation, estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Valuation Designee in determining fair value is greatest for investments categorized in Level 3.

Cliffwater Corporate Lending Fund

Notes to Consolidated Financial Statements
September 30, 2022 (Unaudited) (Continued)

5. Fair Value of Investments (continued)

The Fund’s assets recorded at fair value have been categorized based on a fair value hierarchy as described in the Fund’s significant accounting policies. The following table presents information about the Fund’s assets and liabilities measured at fair value as of September 30, 2022:

Assets	Level 1	Level 2	Level 3	Net Asset Value	Total
Investments, at fair value
Senior Secured Loans	$—	$186,274,224	$9,308,624,812	$—	$9,494,899,036
Private Investment Vehicles	—	—	6,130,472	4,203,969,368	4,210,099,840
Collateralized Loan Obligations	—	11,741,442	72,908,095	—	84,649,537
Preferred Stocks	—	—	62,151,524	—	62,151,524
Subordinated Debt	—	—	5,427,519	—	5,427,519
Common Stocks	—	—	6,667,215	—	6,667,215
Warrants	—	—	4,064,465	—	4,064,465
Short-Term Investments	170,309,177	—	—	—	170,309,177
Total Investments, at fair value	$170,309,177	$198,015,666	$9,465,974,102	$4,203,969,368	$14,038,268,313

Other Financial Instruments[1]
Forward Contracts	$—	$4,619,048	$—	$—	$4,619,048
Total Assets	$170,309,177	$202,634,714	$9,465,974,102	$4,203,969,368	$14,042,887,361

Liabilities	Level 1	Level 2	Level 3	Net Asset Value	Total
Investments, at fair value
Reverse Repurchase Agreement	$—	$3,960,000	$—	$—	$3,960,000
Other Financial Instruments[1]
Forward Contracts	—	9,568,418	—	—	9,568,418
Swap Contracts	—	57,904,784	—	—	57,904,784
Total Liabilities, at fair value	$—	$71,433,202	$—	$—	$71,433,202

[1]

Other financial instruments are derivative instruments such as futures contracts, forward contracts and swap contracts. Futures contracts, forward contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Cliffwater Corporate Lending Fund

Notes to Consolidated Financial Statements
September 30, 2022 (Unaudited) (Continued)

5. Fair Value of Investments (continued)

The following table presents the changes in assets and transfers in and out for investments that are classified in Level 3 of the fair value hierarchy for the six months ended September 30, 2022:

	Senior Secured Loans	Private Investment Vehicles	Collateralized Loan Obligations	Preferred Stocks	Subordinated Debt
Balance as of April 1, 2022	$6,319,615,266	$6,510,925	$90,396,005	$88,501,915	$5,468,056
Purchases	4,360,317,415	—	52,110,000	24,550,131	—
Sales/Paydowns	(1,237,173,257)	—	(55,500,000)	(51,971,373)	—
Realized gains (losses)[1]	6,652,748	—	418,620	1,096,373	—
Original issue discount and amendment fees	(18,427,610)	75,000	—	—	—
Accretion	4,642,048	—	69,003	—	—
Change in Unrealized appreciation (depreciation)	(134,403,071)	(455,453)	(5,424,223)	(25,522)	(40,537)
Transfers In2	42,567,261	—	—	—	—
Transfers Out[3]	(35,165,988)	—	(9,161,310)	—	—
Balance as of September 30, 2022	$9,308,624,812	$6,130,472	$72,908,095	$62,151,524	$5,427,519

	Warrants	Common Stocks	Total
Balance as of April 1, 2022	$1,279,790	$5,561,463	$6,517,333,420
Purchases	—	—	4,436,977,546
Sales/Paydowns	—	—	(1,344,644,630)
Realized gains (losses)[1]	—	—	8,167,741
Original issue discount and amendment fees	—	—	(18,352,610)
Accretion	—	—	4,711,051
Change in Unrealized appreciation (depreciation)	2,784,675	1,105,752	(136,458,379)
Transfers In2	—	—	42,567,261
Transfers Out[3]	—	—	(44,327,298)
Balance as of September 30, 2022	$4,064,465	$6,667,215	$9,465,974,102

[1]	Senior Secured Loans includes paydown gains (losses) of $5,839,530.

[2]	Transferred from Level 2 to Level 3 because observable market data became unavailable for the investments.

[3]	Transferred from Level 3 to Level 2 because observable market data became available for the investments.

Cliffwater Corporate Lending Fund

Notes to Consolidated Financial Statements
September 30, 2022 (Unaudited) (Continued)

5. Fair Value of Investments (continued)

The following table summarizes the valuation techniques and significant unobservable inputs used for the Fund’s investments that are categorized in Level 3 of the fair value hierarchy as of September 30, 2022.

Investments	Fair Value	Valuation Technique	Unobservable Inputs	Range of Inputs	Weighted Average	Impact on Valuation from an increase in input
Collateralized Loan Obligations	$72,908,095	Income approach	Interest Rate/ Discount Margin	8.15% - 17.00%	14.02%	Decrease
			Default Rate	3 CDR	3 CDR	Decrease
			Recovery Rate	65%	65%	Increase
			Term	Maturity, or Reinvestment +24 months	N/A	Decrease
			Prepayment Assumptions	20 CPR	20 CPR	Increase
			Reinvestment Assumptions	$97.00	$97.00	Decrease
Common Stocks	5,268,893	Market approach	LTM Revenue Multiple	3.1x	3.1x	Increase
	1,248,057	Market approach	Run Rate Adj. EBITDA Multiple	8.0x	8.0x	Increase
	150,265	Market approach	LTM EBITDA Multiple	18.0x	18.0x	Increase
Preferred Stocks	37,887,604	Income approach	Discount Rate	8.24% - 14.08%	13.35%	Decrease
	2,500,000	Market approach	Run Rate Adj. EBITDA Multiple	8.0x	8.0x	Increase
	21,763,920	Cost	Recent Transaction Price	$97.50 - $98.00	$97.75	Increase
Private Investment Vehicles	6,130,472	Income approach	Weighted Average Cost of Capital	15.00% - 16.00%	15.17%	Decrease
Senior Secured Loans	4,108,800,186	Income approach	Discount Rate	5.44% - 16.57%	9.31%	Decrease
			LTM Revenue ($ Millions)	$25 - $3,805	$367	Increase
			Debt/EBITDA	-10.1x — 11.2x	5.2x	Decrease
			Interest Coverage	-3.9x — 9.5x	2.4x	Increase
	3,329,196	Market approach	Enterprise value ( $ Millions)	$92	$92	Increase
	5,196,495,430	Cost	Recent Transaction Price	$87.00 - $100.46	$98.58	Increase
Subordinated Debt	5,427,519	Market approach	Public Company Comparison - LTM EBITDA Multiple	9.9x	9.9x	Increase

Cliffwater Corporate Lending Fund

Notes to Consolidated Financial Statements
September 30, 2022 (Unaudited) (Continued)

5. Fair Value of Investments (continued)

Investments	Fair Value	Valuation Technique	Unobservable Inputs	Range of Inputs	Weighted Average	Impact on Valuation from an increase in input
Warrants	$1,012,752	Market approach	Enterprise value ($ Millions)	$3,181 - $3,760	$3,471	Increase
			Cost of equity	16.00%	16.00%	Decrease
	3,051,713	Income approach	Exercise Price	$1.65 - $2.28	$1.71	Decrease
			E xpected Volatility	103% - 125%	123%	Increase
Total	$9,465,974,102

6. Capital Stock

The Fund is authorized as a Delaware statutory trust to issue an unlimited number of Shares in one or more classes, with a par value of $0.001. The minimum initial investment in Class I Shares by any investor is $10 million. However, the Fund, in its sole discretion, may accept investments below this minimum with respect to Class I Shares. Shares may be purchased by principals and employees of the Investment Manager or its affiliates and their immediate family members without being subject to the minimum investment requirements.

Class I Shares will not be subject to any initial sales charge. Shares will generally be offered for purchase on each business day at NAV per share, except that Shares may be offered more or less frequently as determined by the Board in its sole discretion. The Board may also suspend or terminate offerings of Shares at any time.

A shareholder whose Shares (or a portion thereof) are repurchased by the Fund will not be entitled to a return of any sales charge that was charged in connection with the shareholder’s purchase of the Shares.

Pursuant to Rule 23c-3 under the Investment Company Act, on a quarterly basis, the Fund offers shareholders holding all classes of shares the option of redeeming shares at NAV. The Board determines the quarterly repurchase offer amount (“Repurchase Offer Amount”), which can be no less than 5% and no more than 25% of all shares of all classes outstanding on the repurchase request deadline. If shareholders tender more than the Repurchase Offer Amount, the Fund may, but is not required to, repurchase an additional amount of shares not to exceed 2% of all outstanding shares of the Fund on the repurchase request deadline If the Fund determines not to repurchase more than the Repurchase Offer Amount, or if shareholders tender Shares in an amount exceeding the Repurchase Offer Amount plus 2% of the outstanding Shares on the Repurchase Request Deadline, the Fund will repurchase the Shares on a pro rata basis. However, the Fund may accept all shares tendered for repurchase by shareholders who own less than $2,500 worth of Shares and who tender all of their Shares, before prorating other amounts tendered. In addition, the Fund will accept the total number of Shares tendered in connection

Cliffwater Corporate Lending Fund

Notes to Consolidated Financial Statements
September 30, 2022 (Unaudited) (Continued)

6. Capital Stock (continued)

with required minimum distributions from an IRA or other qualified retirement plan. It is the shareholder’s obligation to both notify and provide the Fund supporting documentation of a required minimum distribution from an IRA or other qualified retirement plan. The results of the repurchase offers conducted for the six months ended September 30, 2022 are as follows:

Commencement Date	April 14, 2022	July 14, 2022
Repurchase Request	May 16, 2022	August 15, 2022
Repurchase Pricing date	May 16, 2022	August 15, 2022

Net Asset Value as of Repurchase Offer Date
Class I	$10.66	$10.66

Amount Repurchased
Class I	$225,106,363	$187,676,994

Percentage of Outstanding Shares Repurchased
Class I	2.94%	2.11%

7. Federal Income Taxes

Fund Income Tax

At September 30, 2022, gross unrealized appreciation and depreciation on investments, based on cost for federal income tax purposes were as follows:

Cost of investments including proceeds from reverse repurchase agreements	$14,105,735,313
Gross unrealized appreciation	133,811,135
Gross unrealized depreciation	(205,238,135)
Net unrealized depreciation on investments	$(71,427,000)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of December 31, 2021, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$—
Undistributed long-term capital gains	—
Accumulated capital and other losses	—
Unrealized appreciation/(depreciation)
Investments	56,585,294
Foreign Currency	(62,219)
Organizational costs	(41,312)
Total distributable earnings	$56,481,763

Cliffwater Corporate Lending Fund

Notes to Consolidated Financial Statements
September 30, 2022 (Unaudited) (Continued)

7. Federal Income Taxes (continued)

The tax character of distributions paid during the fiscal years ended December 31, 2021 and December 31, 2020 were as follows:

	2021	2020
Distribution paid from:
Ordinary income	$165,497,728	$31,816,599
Return of Capital	28,307,888	4,439,794
Net long-term capital gains	7,900,814	1,478
Total distributions paid	$201,706,430	$36,257,871

Domestic Blocker Income Tax

CCLF Holdings LLC (the “Domestic Blocker”) recorded a provision for income tax expense (benefit) for the fiscal period ending March 31, 2022, in the amount of $500,534. This provision for income tax expense (benefit) is comprised of the following current and deferred income tax expense (benefit):

Deferred	$500,534

As of March 31, 2022, temporary differences between financial and tax reporting that give rise to deferred income taxes totaled $500,534, resulting principally from differences in the recognition of income from partnership investments and the treatment of unrealized appreciation/depreciation. The Domestic Blocker has a net deferred tax liability recorded as of March 31, 2022. Should a net deferred tax asset exist in the future, the Domestic Blocker will assess whether a valuation allowance should be booked to reserve against that asset.

The statutory rate and effective federal rate is 21%. The Fund is currently using an estimated tax rate of 3.95% for state and local tax, net of federal tax benefit.

8. Investment Transactions

For the six months ended September 30, 2022, purchases and sales of investments, excluding short-term investments, were $6,419,939,590 and $1,394,178,294, respectively.

9. Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

10. Derivatives and Hedging Disclosures

U.S. GAAP requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows. The Fund invested in forward foreign exchange currency contracts and swap contracts for the six months ended September 30, 2022 in order to hedge overall portfolio currency risk and interest rate risk, respectively. By entering into these contracts, the Fund agrees to exchange different currencies at a specified exchange rate at an agreed-upon future date. The Fund may be susceptible to the risk of changes in the foreign exchange rate underlying the forward contract and of the counterparty’s potential inability to fulfill the terms of the contract.

Cliffwater Corporate Lending Fund

Notes to Consolidated Financial Statements
September 30, 2022 (Unaudited) (Continued)

10. Derivatives and Hedging Disclosures (continued)

The effects of these derivative instruments on the Fund’s financial position and financial performance as reflected in the Consolidated Statements of Assets and Liabilities and Consolidated Statements of Operations are presented in the tables below. Forward contracts are not designated as hedging instruments. Interest rate swap contracts are designated as hedging instruments and are offset by the Senior Notes. The fair values of derivative instruments as of September 30, 2022, and the realized and unrealized gain (loss) during the six months ended September 30, 2022 by risk category are as follows:

		Asset Derivatives	Liability Derivatives
Statement of Asset and Liabilities Location	Derivatives Instruments	Value	Value
Net unrealized appreciation on forward contracts	Forward Contracts	$4,619,048	$9,568,418
Net unrealized depreciation on swap contracts	Interest Rate Swap Contracts	—	57,904,784
Total		$4,619,048	$67,473,202

Amount of Net Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Instruments	Forward Contracts	Swap Contracts	Total
Foreign Currency Exchange Contracts	$2,781,178	$—	$2,781,178
Interest Rate Contracts	—	2,817,004	2,817,004

Net Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Derivatives Instruments	Forward Contracts	Swap Contracts	Total
Foreign Currency Exchange Contracts	$(5,566,837)	$—	$(5,566,837)
Interest Rate Contracts	—	(57,904,784)	(57,904,784)

The quarterly average volumes of derivative instruments as of September 30, 2022 are as follows:

Derivatives Instruments	Short Forward Contracts	Long Swap Contracts
Foreign Currency Exchange Contracts	16	—
Interest Rate Contracts	—	3

11. Joint Ventures

In accordance with Regulation S-X and GAAP, the Fund is not permitted to consolidate any subsidiary or other entity that is not an investment company, including those in which the Fund has a controlling interest unless the business of the controlled subsidiary consists of providing services to the Fund. In accordance with Regulation S-X Rules 3-09 and 4-08(g), the Fund evaluates its unconsolidated subsidiaries as significant subsidiaries under the respective rules. As of September

Cliffwater Corporate Lending Fund

Notes to Consolidated Financial Statements
September 30, 2022 (Unaudited) (Continued)

11. Joint Ventures (continued)

30, 2022, Middle Market Credit Fund II, LLC and FBLC Senior Loan Fund, LLC were not considered significant subsidiaries under Regulation S-X Rule 1-02(w). Based on the requirements under Regulation S-X Rule 4-08(g), the summarized financial information of these unconsolidated subsidiaries is presented below:

Middle Market Credit Fund II, LLC (“Credit Fund”)
Consolidated Statements of Assets and Liabilities (Unaudited)
(amounts in thousands)

As of September 30, 2022
ASSETS
Investments, at fair value (amortized cost of $241,485)	$238,651
Cash, cash equivalents and restricted cash	10,514
Interest receivable	3,722
Receivable for investments sold/repaid	403
Total assets	$253,290
LIABILITIES AND MEMBERS’ EQUITY
Notes payable, net of unamortized debt issuance costs of $746	156,754
Interest and credit facility fees payable	1,771
Dividend payable	5,215
Other liabilities	364
Total liabilities	164,104
Members’ equity
Members’ contributions	90,805
Members’ distributions	(1,718)
Accumulated income from operations	99
Total members’ equity	89,186
Total liabilities and members’ equity	$253,290

Consolidated Statements of Operations (Unaudited)
(amounts in thousands)

For the three month period ended September 30, 2022
Investment income:
Interest income	$5,119
Other income	64
Total investment income	5,183

Expenses:
Professional fees	$87
Administrative service fees	21
Interest expense	2,062
Credit facility fees	15
Other general and administrative	91
Total expenses	2,276

Cliffwater Corporate Lending Fund

Notes to Consolidated Financial Statements
September 30, 2022 (Unaudited) (Continued)

11. Joint Ventures (continued)

For the three month period ended September 30, 2022
Net investment income (loss)	$2,907

Net realized gain (loss) on investments	—
Net change in unrealized appreciation (depreciation) on investments	(908)
Net realized gain (loss) and net change in unrealized appreciation (depreciation) on investments	(908)
Net increase (decrease) in net assets resulting from operations	$1,999

FBLC Senior Loan Fund, LLC
Consolidated Statement of Assets, Liabilities and Members’ Equity (Unaudited):

As of September 30, 2022
ASSETS
Investments, at fair value (amortized cost of $943,942)	$873,144
Cash and cash equivalents	68,270
Receivable for unsettled trades	23,837
Cash collateral on deposit with custodian	22,190
Interest receivable	6,097
Prepaid expenses and other assets	23
Total assets	$993,561

LIABILITIES
Revolving credit facilities (net of deferred financing costs of $1,737)	$576,813
Secured borrowings	65,302
Distribution payable	7,733
Payable for unsettled trades	7,186
Interest and credit facility fees payable	5,273
Accounts payable and accrued expenses	884
Total liabilities	$663,191

MEMBERS’ CAPITAL
Capital contributed	383,496
Accumulated earnings	(53,126)
Total members’ capital	330,370
Total liabilities and members’ capital	$993,561

Cliffwater Corporate Lending Fund

Notes to Consolidated Financial Statements
September 30, 2022 (Unaudited) (Continued)

11. Joint Ventures (continued)

Consolidated Statement of Operations:

Investment income:
Interest from investments	$47,661
Interest from cash and cash equivalents	394
Total interest income	48,055
Fee and other income	652
Total investment income	48,707

Operating expenses:
Interest and credit facility financing expenses	14,800
Other general and administrative	1,237
Professional fees	723
Total expenses	16,760

Net investment income	31,947

Realized and unrealized loss on investments:
Net realized loss from investments	(3,318)
Net change in unrealized appreciation on investments	(73,965)
Net realized and unrealized loss on investments	(77,283)
Net decrease in members’ capital resulting from operations	$(45,336)

12. Private Investment Vehicles

The following table represents investment strategies, unfunded commitments and redemptive restrictions of investments that are measured at NAV per share (or its equivalent) as a practical expedient as of September 30, 2022:

Security Description	Investment Category	Cost	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Lock-up Period	Fund Term
17Capital Co. Investment Fund V-L LP	Direct lending to a European private equity fund	$25,759,098	$22,538,073	$287,500	None	N/A	Liquidation to commence on the earlier of 5/7/2031 but no later than 180 days following full realization
ABPCI Pacific Funding LP	Middle market direct lending	28,544,304	28,455,721	176,455,696	None	Redemptions pursuant to the note purchase and security agreement upon the direction of a majority of the subordinated notes	November 3, 2031 after the payment in full of the obligations of the issuer pursuant to the note purchase agreement
AG Direct Lending Fund II (Unlevered) L.P.	Middle market direct lending	25,709,810	27,705,019	2,398,584	None	N/A	Fifth anniversary of the expiration of the commtiment period with one one-year extension available

Cliffwater Corporate Lending Fund

Notes to Consolidated Financial Statements
September 30, 2022 (Unaudited) (Continued)

12. Private Investment Vehicles (continued)

Security Description	Investment Category	Cost	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Lock-up Period	Fund Term
AG Direct Lending Fund II L.P.	Middle market direct lending	$18,644,892	$20,451,756	—	None	N/A	December 31, 2024 with one-year extensions available
AG Direct Lending Fund III L.P.	Middle market direct lending	14,355,107	14,863,339	1,600,000	None	N/A	September 30, 2026 with one-year extensions available
AG DLI, L.P.	Middle market direct lending	11,122,893	12,314,319	1,500,000	None	N/A	Until the earlier of the dissolution of investments or the partnership
AG GTDL Fund II L.P.	Middle market direct lending	25,996,460	27,962,684	2,400,000	None	N/A	Fifth anniversary of the expiration of the commtiment period with one one-year extension available
AG GTDL Fund L.P.	Middle market direct lending	3,368,501	3,504,921	820,000	None	N/A	Fifth anniversary of the expiration of the commtiment period with one one-year extension available
AG KFHDL Fund L.P.	Middle market direct lending	3,374,322	3,504,977	820,000	None	N/A	Fifth anniversary of the expiration of the commtiment period with one one-year extension available
AGTB Private BDC	Middle market direct lending	72,291,000	72,892,974	52,709,000	None	N/A	Six-year anniversary of the initial closing as determined by the board if a merger has not occurred
Antares Senior Loan Parallel Feeder Fund II (Cayman) LP	Middle market direct lending	4,000,000	4,080,628	196,000,000	None	N/A	Until the dissolution of the partnership in accordance with the limited partnership agreement
Ares Commercial Finance Feeder (A) LP	Direct lending to specialty finance companies	15,404,552	17,401,194	8,985,234	None	N/A	June 30, 2025

Cliffwater Corporate Lending Fund

Notes to Consolidated Financial Statements
September 30, 2022 (Unaudited) (Continued)

12. Private Investment Vehicles (continued)

Security Description	Investment Category	Cost	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Lock-up Period	Fund Term
Barings Capital Investment Corporation	Middle market direct lending	$95,000,000	$95,829,533	—	None	N/A	Until the earlier of a liquidity event or July 13, 2027
Barings CMS Fund LP	Middle market direct lending	15,000,000	15,465,910	235,000,000	None	N/A	Until distribution of investment proceeds
Barings Private Credit Corporation	Middle market direct lending	900,000,000	941,043,899	—	Quarterly[2]	Redemptions permitted at the discretion of the investment manager	N/A
BlackRock Shasta CLO VII LLC	Middle market direct lending	532,289,942	534,922,659	124,710,058	None	Redemptions pursuant to the Note Purchase and Security Agreement upon the direction of a majority of the subordinated note purchasers with the consent of the collateral manager	Earlier of twelve years from closing date and the amortization date (if any)
Carlyle Secured Lending III	Middle market direct lending	1,925,000	1,925,000	5,075,000	None	N/A	Perpetual until the company is sold and/or liquidated and dissolved
CCOF Sierra II, L.P.	Preferred equity co-investment	15,600,000	15,914,565	400,000	None	N/A	Ten-year anniversary of the the final closing date with two one-year externsions
CDL Tender Fund 2022-1 L.P.	Middle market direct lending	50,000,000	51,751,608	—	None	N/A	Until the dissolution of the partnership in accordance with the limited partnership agreement
Chilly HP SCF Investor, LP	Preferred equity co-investment	1,967,311	2,090,313	—	None	N/A	Until the dissolution of the partnership in accordance with the limited partnership agreement
Crescent Mezzanine Partners VIIC, L.P.	Mezzanine level subordinated debt	5,520,162	6,193,035	3,471,590	None	N/A	December 21, 2025 available
Crestline Specialty Lending III (U.S.), LP	Middle market direct lending	14,868,016	15,101,067	15,563,580	None	N/A	December 1, 2028 with one-year exensions available

Cliffwater Corporate Lending Fund

Notes to Consolidated Financial Statements
September 30, 2022 (Unaudited) (Continued)

12. Private Investment Vehicles (continued)

Security Description	Investment Category	Cost	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Lock-up Period	Fund Term
Endurance II L.P.	Direct lending to an international education company	$9,748,287	$10,475,832	300,000	None	N/A	Until the completion of the liquidation
FBLC Senior Loan Fund LLC	Middle market direct lending	78,562,000	71,818,072	—	None	N/A	Until all investments are amortized, liquidated, transferred or disposed
Franklin BSP Lending Corporation	Middle market direct lending	32,327,541	42,405,876	—	Semi-Annually[1]	N/A	N/A
Golub Capital BDC 4, Inc.	Middle market direct lending	29,901,821	29,983,526	170,098,179	None	N/A	Perpetual until the company is sold and/or liquidated and dissolved
Golub Capital Direct Lending Corp.	Middle market direct lending	28,500,000	28,613,442	21,500,000	None	N/A	July 1, 2027 with extensions upon the approval of shareholders
HPS Mezzanine Partners 2019 LP	Mezzanine level subordinated debt	8,243,850	9,181,546	2,096,859	None	N/A	April 12, 2029 with one-year extensions available
HPS Mint Co-Invest Fund LP	Preferred equity co-investment	10,015,163	10,346,018	—	None	N/A	Until all investments are liquidated and all proceeds are distributed or as determined by the general partner
HPS Specialty Loan Fund V Feeder LP	Secured debt origination	37,887,949	39,508,829	26,875,000	None	N/A	September 10, 2028 with 1 year extenstions available
Luther Co-Invest, L.P.	Direct lending to French football league media rights	14,268,608	14,268,608	5,733,333	None	N/A	Until all investments are liquidated and all proceeds are distributed or as determined by the general partner.
Marlin Credit Opportunity Fund LP	Middle market direct lending	100,408,617	95,801,749	24,591,383	None	N/A	May 19, 2028 with one-year extensions available

Cliffwater Corporate Lending Fund

Notes to Consolidated Financial Statements
September 30, 2022 (Unaudited) (Continued)

12. Private Investment Vehicles (continued)

Security Description	Investment Category	Cost	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Lock-up Period	Fund Term
Middle Market Credit Fund II, LLC	Middle market direct lending	$12,708,191	$14,809,358	—	None	N/A	Until all investments are amortized, liquidated, transferred or disposed
Minerva Co-Invest LP	Preferred equity co-investment	14,720,019	15,228,940	298,500	None	N/A	Until distribution of investment proceeds
Morgan Stanley Direct Lending Fund	Middle market direct lending	36,805,201	36,578,375	8,694,799	Quarterly[3]	N/A	N/A
New Mountain Guardian III BDC, LLC	Middle market direct lending	100,000,000	100,014,520	—	None	N/A	July 15, 2025 with one-year extensions available
New Mountain Guardian IV BDC, LLC	Middle market direct lending	5,000,000	4,875,442	20,000,000	None	N/A	Six years from the end of the closing period with a one-year extension available
NXT Capital Structured Note I, LLC	Middle market direct lending	61,856,420	58,750,236	119,993,080	None	Optional redemption pursuant to the indenture upon the direction of the investment manager or at the written direction of a majority of the holders of the subordinated notes	Nine years from the initial closing date
Odyssey Company Investment Partners B L.P.	Common equity co-investment	1,555,423	1,546,177	444,577	None	N/A	Until the dissolution of the parternship in accordance with the limited partnership agreement
Owl Rock Core Income Corp.	Middle market direct lending	150,000,000	146,583,136	—	Quarterly[2]	N/A	N/A
Owl Rock Technology Finance Corp.	Direct lending and mezzaning financing for technology and life-sciences companies	35,000,000	34,727,700	—	None	N/A	Until earliest of an Exchange Listing, the fifth anniversary of the final closing, and August 10, 2025

Cliffwater Corporate Lending Fund

Notes to Consolidated Financial Statements
September 30, 2022 (Unaudited) (Continued)

12. Private Investment Vehicles (continued)

Security Description	Investment Category	Cost	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Lock-up Period	Fund Term
Owl Rock Technology Finance Corp. II	Direct lending and mezzaning financing for technology and life-sciences companies	$33,947,433	$33,688,358	41,052,567	None	N/A	Earlier of the five year anniversary of the Final Closing and the seven year anniversary of the Initial Closing, with two one-year extensions available
Providence Debt Fund III (Non-US) L.P.	Middle market direct lending	8,449,093	10,479,240	14,040,163	None	N/A	October 24, 2021 with one-year extensions available
Proxima Onshore Co-Invest, L.P.	Direct lending to a renewable energy company	1,500,257	1,487,608	8,533,712	None	N/A	Until the completion of the liquidation
Raven Asset Based Credit Fund II, LP	Asset based lending	16,715,943	17,501,613	8,402,621	None	N/A	January 2029 with two one-year extensions available available
Raven Senior Loan Fund LLC	Asset based lending	404,924,444	417,081,431	95,075,556	None	Pursuant to the priority of payments, notes may be redeemed in whole or in part on the applicable quarterly payment date in accordance with the note purchase and security agreement	The earlier of twelve years from closing and the amortization date selected by a majority of the subordinated notes in accordance to the note purchase and security agreement
Redwood Enhanced Income Corp.	Middle market direct lending	22,076,582	22,047,896	33,923,418	None	180 calendar days following the pricing of an initial public offering of the shares and/or the first trade of the shares on a securities exchange	Seven-year anniversary of the initial closing with two one-year extensions
Silver Point Loan Funding LLC	Middle market direct lending	404,002,302	412,326,976	1,096,636,772	None	Optional redemption pursuant to the indenture at the written direction of a majority of the subordinated notes with the consent of the the investment manager	November 2034

Cliffwater Corporate Lending Fund

Notes to Consolidated Financial Statements
September 30, 2022 (Unaudited) (Continued)

12. Private Investment Vehicles (continued)

Security Description	Investment Category	Cost	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Lock-up Period	Fund Term
Silver Point Specialty Credit Fund II, LP	Middle market direct lending	$41,326,575	$39,491,765	8,676,338	None	N/A	September 6, 2023 with one-year extensions available
Sixth Street Lending Partners	Middle market direct lending	6,468,982	6,468,982	43,531,018	None	N/A	Ten years from final closing subject to two one-year extensions if approved by majority of the board
Stellus Private Credit BDC Feeder, LP	Middle market direct lending	12,450,000	12,528,808	37,550,000	None	N/A	Until the partnership is terminated and wound up in accordance to the limited partnership agreement
Summit Partners Credit Offshore Fund II, LP	Middle market direct lending	7,175,544	8,971,881	2,509,233	None	N/A	Eight anniversary of the fist draw-dwon date with two one-year extensions available
TCW Direct Lending VIII LLC	Middle market direct lending	13,523,324	13,755,840	36,476,676	None	N/A	Sixth anniversary of the final closing date
Thompson Rivers, LLC	Middle market direct lending	14,600,849	12,260,530	—	None	Redemptions permitted with the consent of the investment fund’s voting members	Until cancellation of the Certificate of Formation
Varagon Capital Corporation	Middle market direct lending	19,296,490	19,311,240	5,703,510	None	N/A	September 2026 with one-year extensions available
Varagon Capital Direct Lending Fund, LP	Middle market direct lending	15,000,000	14,874,265	35,000,000	None	N/A	Until the fourth anniverversary of the end of the reinvestment period with one-year extension available
Varagon Structured Note Issuer I LLC	Middle market direct lending	415,000,000	422,881,242	85,000,000	None	Redemptions pursuant to the Indenture upon direction of a majority of the subordinated notes with the consent of the investment manager	October 2033 provided that the scheduled reinvestment end date is extended

Cliffwater Corporate Lending Fund

Notes to Consolidated Financial Statements
September 30, 2022 (Unaudited) (Continued)

12. Private Investment Vehicles (continued)

Security Description	Investment Category	Cost	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Lock-up Period	Fund Term
Vista Credit Partner Fund III LP	Direct lending to middle market technology companies	$25,265,385	$26,552,537	25,652,428	None	N/A	March 31, 2027 with two one-year extensions available
Waccamaw River, LLC	Middle market direct lending	11,278,065	10,828,581	1,240,000	None	Redemptions permitted with the prior consent of the Board	Until cancellation of the Certificate of Formation
Total		$4,121,251,728	$4,203,969,369	$2,807,825,964

[1]	Up to 10% at each semi-annual tender offer

[2]	Up to 5% at each quarterly tender offer

[3]	Up to 2.5% at each quarterly tender offer

13. Subsequent Events

In preparing these consolidated financial statements, management has evaluated subsequent events through the date of issuance of the consolidated financial statements included herein.

The Fund commenced a repurchase offer October 13, 2022 as follows:

Commencement Date	October 13, 2022
Repurchase Request	November 14, 2022
Repurchase Pricing date	November 14, 2022

Net Asset Value as of Repurchase Offer Date
Class I	$10.58

Amount Repurchased
Class I	$351,675,872

Percentage of Outstanding Shares Repurchased
Class I	3.54%

On November 8, 2022, Crescent Capital Group LP was terminated as sub-adviser to the Fund. On November 11, 2022, BlackRock Capital Investment Advisers was terminated as sub-adviser to the Fund.

Other than as described above, there have been no other subsequent events that occurred during such period that would require disclosure or would be required to be recognized in the consolidated financial statements.

Cliffwater Corporate Lending Fund

Other Information
September 30, 2022 (Unaudited)

Proxy Voting

The Fund is required to file Form N-PX, with its complete proxy voting record for the twelve-month period ending on June 30, no later than August 31. The Fund’s Form N-PX filing and a description of the Fund’s proxy voting policies and procedures are available: (i) without charge, upon request, by calling the Fund at 1-888-442-4420 or (ii) by visiting the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. The Fund’s Forms N-PORT are or will be available on the SEC’s website at www.sec.gov or by calling the Fund at 1-888-442-4420.

Cliffwater Corporate Lending Fund

Privacy Notice
September 30, 2022 (Unaudited)

PRIVACY NOTICE

FACTS	WHAT DOES THE FUND DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

● Social Security number

● Account balances

● Account transactions

● Transaction history

● Wire transfer instructions

● Checking account information

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers‘ personal information; the reasons funds choose to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Fund share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-(888)-442-4420

Cliffwater Corporate Lending Fund

Privacy Notice
September 30, 2022 (Unaudited) (Continued)

What we do
How does the Fund protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does the Fund collect my personal information?

We collect your personal information, for example, when you

● Open an account

● Provide account information

● Give us your contact information

● Make a wire transfer

● Tell us where to send the money

We also collect your information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

● Sharing for affiliates’ everyday business purposes – information about your creditworthiness

● Affiliates from using your information to market to you

● Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● The Fund doesn’t share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● The Fund doesn’t jointly market.

This page intentionally left blank.

Investment Manager

Cliffwater LLC
4640 Admiralty Way, 11th Floor
Marina del Rey, CA 90292
Website: www.cliffwaterfunds.com

Custodian Bank

State Street Bank and Trust Company
1 Iron Street
Boston, MA 02210

Fund Administrator, Transfer Agent and Fund Accountant

UMB Fund Services
235 W. Galena Street
Milwaukee, WI 53212-3949
Phone: (414) 299-2200

Distributor

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
http://www.foreside.com

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, Wisconsin 53202

Item 2. Code of Ethics.

Not applicable to semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable to semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable to semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to semi-annual reports.

Item 6. Investments.

See the Semi-Annual Report to Shareholders under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund's Board of Trustees since the Fund last provided disclosure in response to this item.

Item 11. Controls and Procedures.

(a)	The registrant's President (Principal Executive Officer) and Treasurer (Principal Financial Officer) have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report, that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Exchange Act.

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the most recent fiscal half-year period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

None.

Item 13. Exhibits.

(a)(1) Not applicable to semi-annual reports.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(a)(4) Change in the registrant's independent public accountant. Not applicable.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Cliffwater Corporate Lending Fund

By (Signature and Title)*	/s/ Stephen Nesbitt

Stephen Nesbitt, President
(Principal Executive Officer)

Date	December 9, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

By (Signature and Title)*	/s/ Stephen Nesbitt
Stephen Nesbitt, President
(Principal Executive Officer)

Date	December 9, 2022

By (Signature and Title)*	/s/ Lance J. Johnson
Lance J. Johnson, Treasurer
(Principal Financial Officer)

Date	December 9, 2022